UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-07742
Exact name of registrant as specified in charter:	Voyageur Mutual Funds
Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103
Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103
Registrant’s telephone number, including area code:	(800) 523-1918
Date of fiscal year end:	August 31
Date of reporting period:	February 29, 2016

Item 1. Reports to Stockholders

Semiannual report

Fixed income mutual funds

Delaware Tax-Free Minnesota Fund

Delaware Tax-Free Minnesota Intermediate Fund

Delaware Minnesota High-Yield Municipal Bond Fund

February 29, 2016

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund at delawareinvestments.com.

Manage your investments online

●	24-hour access to your account information
●	Obtain share prices
●	Check your account balance and recent transactions
●	Request statements or literature
●	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Neither Delaware Investments nor its affiliates noted in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL). MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

Unless otherwise noted, views expressed herein are current as of Feb. 29, 2016, and subject to change for events occurring after such date.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2016 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from September 1, 2015 to February 29, 2016 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Sept. 1, 2015 to Feb. 29, 2016.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from September 1, 2015 to February 29, 2016 (Unaudited)

Delaware Tax-Free Minnesota Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/15	2/29/16	Expense Ratio	9/1/15 to 2/29/16*
Actual Fund return†
Class A	$1,000.00	$1,025.90	0.85%	$4.28
Class C	1,000.00	1,022.10	1.60%	8.04
Institutional Class	1,000.00	1,028.00	0.60%	3.03
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.64	0.85%	$4.27
Class C	1,000.00	1,016.91	1.60%	8.02
Institutional Class	1,000.00	1,021.88	0.60%	3.02

Delaware Tax-Free Minnesota Intermediate Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/15	2/29/16	Expense Ratio	9/1/15 to 2/29/16*
Actual Fund return†
Class A	$1,000.00	$1,024.90	0.84%	$4.23
Class C	1,000.00	1,020.60	1.69%	8.49
Institutional Class	1,000.00	1,025.70	0.69%	3.48
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.69	0.84%	$4.22
Class C	1,000.00	1,016.46	1.69%	8.47
Institutional Class	1,000.00	1,021.43	0.69%	3.47

2

Delaware Minnesota High-Yield Municipal Bond Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/15	Ending Account Value 2/29/16	Annualized Expense Ratio	Expenses Paid During Period 9/1/15 to 2/29/16*
Actual Fund return†
Class A	$1,000.00	$1,025.50	0.89%	$4.48
Class C	1,000.00	1,021.70	1.64%	8.24
Institutional Class	1,000.00	1,026.70	0.64%	3.23
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.44	0.89%	$4.47
Class C	1,000.00	1,016.71	1.64%	8.22
Institutional Class	1,000.00	1,021.68	0.64%	3.22

*	“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

3

Security type / sector / territory allocations

Delaware Tax-Free Minnesota Fund	As of February 29, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	100.25%
Corporate-Backed Revenue Bonds	3.17%
Education Revenue Bonds	10.76%
Electric Revenue Bonds	5.44%
Healthcare Revenue Bonds	30.30%
Housing Revenue Bonds	3.72%
Lease Revenue Bonds	2.98%
Local General Obligation Bonds	6.91%
Pre-Refunded/Escrowed to Maturity Bonds	18.18%
Special Tax Revenue Bonds	3.25%
State General Obligation Bonds	8.78%
Transportation Revenue Bonds	3.53%
Water & Sewer Revenue Bonds	3.23%
Short-Term Investment	0.70%
Total Value of Securities	100.95%
Liabilities Net of Receivables and Other Assets	(0.95%)
Total Net Assets	100.00%

 * As of the date of this report, Delaware Tax-Free Minnesota Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
Guam	0.33%
Minnesota	100.22%
U.S. Virgin Islands	0.40%
Total Value of Securities	100.95%

4

Security type / sector / territory allocations
Delaware Tax-Free Minnesota Intermediate Fund	As of February 29, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	100.97%
Corporate-Backed Revenue Bonds	2.92%
Education Revenue Bonds	15.35%
Electric Revenue Bonds	7.54%
Healthcare Revenue Bonds	30.95%
Housing Revenue Bonds	0.42%
Lease Revenue Bonds	5.40%
Local General Obligation Bonds	9.00%
Pre-Refunded/Escrowed to Maturity Bonds	11.52%
Special Tax Revenue Bonds	2.75%
State General Obligation Bonds	7.26%
Transportation Revenue Bonds	5.04%
Water & Sewer Revenue Bonds	2.82%
Short-Term Investments	1.03%
Total Value of Securities	102.00%
Liabilities Net of Receivables and Other Assets	(2.00%)
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free Minnesota Intermediate Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
Guam	0.33%
Minnesota	101.67%
Total Value of Securities	102.00%

5

Security type / sector/ territory allocations
Delaware Minnesota High-Yield Municipal Bond Fund	As of February 29, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	99.71%
Corporate-Backed Revenue Bonds	3.13%
Education Revenue Bonds	16.44%
Electric Revenue Bonds	6.50%
Healthcare Revenue Bonds	34.49%
Housing Revenue Bonds	3.13%
Lease Revenue Bonds	3.17%
Local General Obligation Bonds	9.09%
Pre-Refunded Bonds	10.08%
Special Tax Revenue Bonds	5.56%
State General Obligation Bonds	4.68%
Transportation Revenue Bonds	2.08%
Water & Sewer Revenue Bonds	1.36%
Short-Term Investments	1.28%
Total Value of Securities	100.99%
Liabilities Net of Receivables and Other Assets	(0.99%)
Total Net Assets	100.00%

* As of the date of this report, Delaware Minnesota High-Yield Municipal Bond Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
Guam	0.33%
Minnesota	100.66%
Total Value of Securities	100.99%

6

Schedules of investments
Delaware Tax-Free Minnesota Fund	February 29, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 100.25%

Corporate-Backed Revenue Bonds – 3.17%
Cloquet Pollution Control Revenue
(Potlatch Project) 5.90% 10/1/26	7,000,000	$7,008,470
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	8,000,000	8,000,240
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 4.50% 10/1/37 (AMT)	3,790,000	3,053,793

		18,062,503

Education Revenue Bonds – 10.76%
Brooklyn Park Charter School Lease
(Prairie Seeds Academy Project)
Series A 5.00% 3/1/34	2,260,000	2,312,635
Series A 5.00% 3/1/39	385,000	388,334
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	261,515
Series A 5.00% 7/1/45	1,390,000	1,428,934
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/50	2,000,000	2,067,720
Duluth Housing & Redevelopment Authority Revenue
(Public School Academy) Series A 5.875% 11/1/40	3,500,000	3,713,255
Forest Lake Charter School Revenue Fund
(Forest Lake International Language Academy)
Series A 5.50% 8/1/36	580,000	628,210
Series A 5.75% 8/1/44	1,190,000	1,285,890
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	580,000	591,652
Series A 5.00% 7/1/44	1,770,000	1,761,911
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
5.25% 8/1/39	470,000	483,837
5.50% 8/1/49	2,260,000	2,339,190
Minnesota Colleges & Universities Revenue Fund
Series A 5.00% 10/1/28	8,900,000	9,802,638
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) Series 6-R 5.50% 5/1/37	2,500,000	2,550,450
(Carleton College)
Series 6-T 5.00% 1/1/28	1,000,000	1,070,980
Series 7-D 5.00% 3/1/30	1,500,000	1,660,965
(St. Catherine University)
Series 7-Q 5.00% 10/1/21	1,300,000	1,504,477

7

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(St. Catherine University)
Series 7-Q 5.00% 10/1/23	350,000	$405,839
Series 7-Q 5.00% 10/1/24	475,000	545,780
Series 7-Q 5.00% 10/1/27	200,000	227,752
(St. John’s University)
Series 8-I 5.00% 10/1/32	500,000	590,090
Series 8-I 5.00% 10/1/33	250,000	294,585
(St. Olaf College)
Series 8-G 5.00% 12/1/31	670,000	801,360
Series 8-G 5.00% 12/1/32	670,000	796,302
(St. Scholastica College) Series 7-J 6.30% 12/1/40	1,800,000	2,010,060
(University of St. Thomas)
Series 7-A 5.00% 10/1/39	2,000,000	2,227,700
Series 7-U 5.00% 4/1/23	550,000	668,993
Series 8-L 5.00% 4/1/35	750,000	875,167
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School)
Series A 5.00% 9/1/34	765,000	801,146
Series A 5.00% 9/1/44	1,500,000	1,541,835
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School) Series A 144A 5.00% 8/1/22 #	2,855,000	3,082,286
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	2,000,000	1,905,300
(Twin Cities Academy Project) Series A 5.30% 7/1/45	1,440,000	1,466,654
University of Minnesota
Series A 5.25% 12/1/28	1,000,000	1,194,010
Series A 5.25% 12/1/29	1,850,000	2,206,069
Series D 5.00% 12/1/27	1,000,000	1,192,070
State Supported Stadium Debt Series A 5.00% 8/1/26	3,760,000	4,719,702

		61,405,293

Electric Revenue Bonds – 5.44%
Chaska Electric Revenue
(Generating Facilities) Series A 5.00% 10/1/30	1,150,000	1,383,151
Hutchinson Utilities Commission Revenue
Series A 4.00% 12/1/21	700,000	792,141
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/29	395,000	470,895

8

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Electric Revenue Bonds (continued)
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/30	500,000	$593,200
5.00% 10/1/33	1,205,000	1,410,115
Series A 5.00% 10/1/30	1,060,000	1,257,584
Series A 5.00% 10/1/34	750,000	874,545
Series A 5.00% 10/1/35	1,525,000	1,771,928
Northern Municipal Power Agency Electric System Revenue
Series A 5.00% 1/1/25	125,000	148,766
Series A 5.00% 1/1/26	425,000	501,343
Series A 5.00% 1/1/31	520,000	595,962
Rochester Electric Utility Revenue
Series B 5.00% 12/1/27	295,000	354,616
Series B 5.00% 12/1/28	275,000	328,606
Series B 5.00% 12/1/31	1,365,000	1,608,393
Series B 5.00% 12/1/33	300,000	350,493
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/41	1,310,000	1,522,037
Series A 5.00% 1/1/46	2,000,000	2,307,200
Capital Appreciation Series A
6.70% 1/1/25 (NATL-RE)^	5,000,000	4,101,000
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/33	1,000,000	1,169,950
Series A 5.00% 1/1/34	4,000,000	4,664,360
Series A 5.00% 1/1/40	1,250,000	1,430,000
Series A 5.00% 1/1/46	3,000,000	3,420,720

		31,057,005

Healthcare Revenue Bonds – 30.30%
Aitkin Health Care Facilities Revenue
(Riverwood Health Care Center) 5.60% 2/1/32	2,100,000	2,102,751
Alexandria Senior Housing Revenue
(Knute Nelson Senior Living)
6.00% 7/1/35	1,500,000	1,554,855
6.20% 7/1/45	2,000,000	2,078,580
Anoka Health Care Facilities Revenue
(Homestead Anoka Project)
Series A 7.00% 11/1/40	1,000,000	1,074,760
Series A 7.00% 11/1/46	1,220,000	1,309,084
Anoka Healthcare & Housing Facilities Revenue
(Homestead Anoka Project)
5.125% 11/1/49	1,100,000	1,128,809
5.375% 11/1/34	320,000	338,547

9

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Anoka Housing Facilities Revenue
(Senior Homestead Anoka Project)
Series B 6.875% 11/1/34	2,015,000	$2,169,591
Apple Valley Economic Development Authority Health Care Revenue
(Augustana Home St. Paul Project)
Series A 6.00% 1/1/40	2,700,000	2,702,187
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	2,500,000	2,509,375
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
5.00% 11/1/26	500,000	604,185
5.00% 11/1/44	500,000	562,625
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	730,000	748,352
Series A 5.00% 4/1/40	705,000	721,864
Series A 5.00% 4/1/48	315,000	319,574
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	1,850,000	2,053,981
6.00% 6/15/39	3,570,000	3,978,301
Fergus Falls Health Care Facilities Revenue
(Lake Region Health Care)
5.15% 8/1/35	1,250,000	1,271,375
5.40% 8/1/40	1,000,000	1,020,520
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/24	500,000	536,990
4.00% 4/1/25	660,000	707,012
4.00% 4/1/31	60,000	62,720
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	660,000	688,895
5.75% 2/1/44	500,000	525,320
(St. John’s Lutheran Home of Albert Lea)
5.375% 10/1/44	1,570,000	1,603,205
Maple Grove Health Care Facilities Revenue
(North Memorial Health Care)
5.00% 9/1/31	1,000,000	1,159,410
5.00% 9/1/32	1,000,000	1,150,510

10

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Maple Grove Health Care System Revenue
(Maple Grove Hospital)
5.25% 5/1/28	4,500,000	$4,682,205
5.25% 5/1/37	2,950,000	3,054,519
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	582,995
Series A 5.00% 11/15/34	500,000	579,345
Series A 5.00% 11/15/44	1,000,000	1,135,330
Series B 6.50% 11/15/38 (AGC)	965,000	1,091,627
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen Mill City Quarter)
5.00% 11/1/35	500,000	508,400
5.25% 11/1/45	1,950,000	1,992,491
5.375% 11/1/50	455,000	462,812
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Revenue
(Children’s Hospital) Series A 5.25% 8/15/35	2,085,000	2,350,003
Minnesota Agricultural & Economic Development Board Revenue
(Benedictine Health Systems) 5.75% 2/1/29	1,895,000	1,897,463
(Essentia Remarketing)
Series C-1 5.00% 2/15/30 (AGC)	5,725,000	6,350,513
Series C-1 5.25% 2/15/23 (AGC)	5,000,000	5,752,800
Series C-1 5.50% 2/15/25 (AGC)	5,120,000	5,874,432
Northfield Hospital & Skilled Nursing Revenue
5.375% 11/1/26	3,785,000	3,890,109
Red Wing Senior Housing
(Deer Crest Project)
Series A 5.00% 11/1/27	430,000	459,102
Series A 5.00% 11/1/32	330,000	348,685
Series A 5.00% 11/1/42	1,250,000	1,309,300
Rochester Health Care & Housing Revenue
(Samaritan Bethany) Series A 7.375% 12/1/41	5,220,000	5,796,497
(The Homestead at Rochester Project) Series A 6.875% 12/1/48	2,980,000	3,378,307
Rochester Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/41	4,515,000	4,719,394
Series D Remarketing 5.00% 11/15/38	6,405,000	7,210,237
(Olmsted Medical Center Project)
5.00% 7/1/24	295,000	355,457

11

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Rochester Health Care Facilities Revenue
(Olmsted Medical Center Project)
5.00% 7/1/33	650,000	$740,317
5.875% 7/1/30	1,850,000	2,140,209
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.25% 9/1/27	1,280,000	1,371,610
Series A 5.30% 9/1/37	1,200,000	1,268,244
Series A 6.375% 9/1/42	2,435,000	2,487,791
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	1,350,000	1,382,035
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	915,000	976,506
5.00% 9/1/24	575,000	706,353
5.00% 9/1/25	750,000	912,630
5.00% 9/1/26	575,000	693,404
5.00% 9/1/27	405,000	484,603
5.00% 9/1/28	425,000	504,462
5.00% 9/1/29	425,000	501,853
5.00% 9/1/34	730,000	835,646
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.375% 5/1/31 (AGC)	1,000,000	1,096,090
5.50% 5/1/39 (AGC)	6,000,000	6,537,780
Series A 5.125% 5/1/30	9,350,000	10,597,945
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System)
Series A 5.00% 11/15/18 (NATL-RE)	4,720,000	5,077,257
Series A-1 5.25% 11/15/29	5,605,000	6,344,299
(Health Partners Obligation Group Project)
5.00% 7/1/29	2,000,000	2,392,900
5.00% 7/1/32	2,500,000	2,939,025
5.00% 7/1/33	1,260,000	1,476,758
St. Paul Housing & Redevelopment Authority Hospital Facility
(Healtheast Care System Project)
Series A 5.00% 11/15/29	910,000	1,077,031
Series A 5.00% 11/15/30	670,000	788,623

12

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Senior Carondelet Village Project)
Series A 6.00% 8/1/42	3,075,000	$3,172,877
(Senior Episcopal Homes Project) 5.125% 5/1/48	3,100,000	3,227,410
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue
(Marian Center Project)
Series A 5.30% 11/1/30	500,000	500,425
Series A 5.375% 5/1/43	500,000	500,325
Washington County Housing & Redevelopment Authority Healthcare & Housing Revenue
(Birchwood & Woodbury Projects)
Series A 5.625% 6/1/37	1,500,000	1,559,040
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 5.50% 11/1/32	1,050,000	1,137,245
Series A 5.75% 11/1/39	2,365,000	2,548,973
Series A 6.00% 5/1/47	3,685,000	3,993,398
Winona Health Care Facilities Revenue
(Winona Health Obligation)
4.50% 7/1/25	850,000	916,801
4.65% 7/1/26	540,000	583,087
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury)
5.00% 12/1/34	500,000	518,625
5.125% 12/1/44	1,605,000	1,661,255
5.25% 12/1/49	750,000	785,040

		172,903,273

Housing Revenue Bonds – 3.72%
Minneapolis Multifamily Housing Revenue
(Seward Towers Project) 5.00% 5/20/36 (GNMA)	7,525,000	7,527,032
Minnesota Housing Finance Agency
(Residential Housing)
Series D 4.80% 7/1/38 (AMT)●	1,745,000	1,750,340
Series I 4.85% 7/1/38 (AMT)	1,280,000	1,285,210
Series L 5.10% 7/1/38 (AMT)	7,100,000	7,222,901
Minnesota Housing Finance Agency Homeownership Finance (Non-Agency Mortgage-Backed Securities Program)
Series D 4.70% 1/1/31 (GNMA) (FNMA) (FHLMC)	1,950,000	2,115,341

13

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Housing Revenue Bonds (continued)
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program) 5.50% 7/1/45	1,330,000	$1,341,877

		21,242,701

Lease Revenue Bonds – 2.98%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,250,000	1,432,913
Series A 5.00% 6/1/43	3,835,000	4,358,362
Series B 5.00% 3/1/28	2,500,000	2,964,950
Minnesota Housing Finance Agency
5.00% 8/1/34	1,565,000	1,824,258
5.00% 8/1/35	1,645,000	1,910,799
University of Minnesota Special Purpose Revenue
(State Supported Biomed Science Research)
5.00% 8/1/35	3,960,000	4,494,917

		16,986,199

Local General Obligation Bonds – 6.91%
Anoka County Capital Improvement
Series A 5.00% 2/1/22	500,000	558,105
Brainerd Independent School District No. 181
(School Building) Series A 4.00% 2/1/23	5,990,000	6,497,772
Burnsville-Eagan-Savage Independent School District No. 191
(Alternative Facilities)
Series A 4.00% 2/1/28	920,000	1,046,242
Series A 4.00% 2/1/29	1,800,000	2,031,822
Chaska Independent School District No. 112
(School Building) Series A 5.00% 2/1/27	1,905,000	2,402,472
Edina Independent School District No. 273
Series A 5.00% 2/1/27	5,660,000	7,106,356
Farmington Independent School District No. 192
Series A 5.00% 2/1/25	3,775,000	4,664,390
New Brighton Tax Increment
Series A 5.00% 2/1/27 (NATL-RE)	1,000,000	1,038,640
South Washington County Independent School District No. 833
(School Building)
Series A 4.75% 2/1/25	2,500,000	2,684,150
Series A 4.75% 2/1/26	3,600,000	3,860,892
Series A 4.75% 2/1/27	2,300,000	2,459,827
St. Paul Independent School District No. 625
(School Building) Series B 5.00% 2/1/23	1,660,000	2,055,478

14

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Local General Obligation Bonds (continued)
Staples United Hospital District Health Care Facilities
(Todd Morrison ETC Hospital-Lakewood)
5.00% 12/1/21	2,000,000	$2,007,780
5.125% 12/1/24	1,000,000	1,003,720

		39,417,646

Pre-Refunded / Escrowed to Maturity Bonds – 18.18%
Dakota-Washington Counties Housing & Redevelopment Authority Single Family Residential Mortgage Revenue
(City of Anoka) 8.45% 9/1/19 (GNMA) (AMT)	9,000,000	11,089,440
(City of Bloomington)
8.15% 9/1/16 (NATL-RE) (IBC) (GNMA) (AMT)	405,000	420,844
Series B 8.375% 9/1/21 (GNMA) (AMT)	14,115,000	19,115,662
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.375% 11/15/23-18§	180,000	206,975
Series A 6.625% 11/15/28-18§	3,000,000	3,469,680
Series B 6.50% 11/15/38-18 (AGC)§	175,000	201,812
Minneapolis National Marrow Donor Program Revenue
4.875% 8/1/25-18§	6,430,000	7,070,364
Minnesota
Series A 5.00% 10/1/24-21§	70,000	84,273
Series A 5.00% 10/1/27-21§	80,000	96,312
(Various Purposes) Series A 4.00% 8/1/27-22§	45,000	52,624
Minnesota Higher Education Facilities Authority Revenue
(University of St. Thomas) Series 6-X 5.25% 4/1/39-17§	5,000,000	5,259,550
Southern Minnesota Municipal Power Agency Revenue
Series A 5.75% 1/1/18-17§	1,490,000	1,530,170
Series A 5.75% 1/1/18-17 (AMBAC) (TCRS)§	245,000	251,605
Series A 5.75% 1/1/18-17 (NATL-RE) (IBC)§	395,000	405,649
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
5.75% 7/1/39-19§	17,550,000	20,378,007
Series C 5.50% 7/1/23-18§	3,000,000	3,334,560
Series C 5.625% 7/1/26-18§	1,925,000	2,145,259
Series C 5.75% 7/1/30-18§	5,035,000	5,625,656
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Health Partners Obligation Group Project)
5.25% 5/15/36-16§	7,900,000	8,175,789
University of Minnesota
Series A 5.50% 7/1/21	12,500,000	14,841,375

		103,755,606

15

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds – 3.25%
Hennepin County Sales Tax Revenue
(Second Lien-Ballpark Project)
Series B 5.00% 12/15/19	2,100,000	$2,270,478
Series B 5.00% 12/15/20	1,000,000	1,080,810
Series B 5.00% 12/15/24	1,150,000	1,240,988
Minneapolis Development Revenue
(Limited Tax Supported Common Bond Fund)
Series 2-A 6.00% 12/1/40	3,000,000	3,546,510
Minnesota 911 Revenue
(Public Safety Radio Communication System Project)
5.00% 6/1/24	2,925,000	3,318,237
5.00% 6/1/25	2,000,000	2,266,800
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/30	655,000	773,627
Series G 5.00% 11/1/31	1,500,000	1,761,300
Virgin Islands Public Finance Authority
(Matching Fund Senior Lien) 5.00% 10/1/29 (AGM)	2,000,000	2,269,320

		18,528,070

State General Obligation Bonds – 8.78%
Minnesota
Series A 5.00% 8/1/27	7,590,000	9,610,382
Series A 5.00% 8/1/29	1,500,000	1,873,965
Series A Unrefunded 5.00% 10/1/24	4,555,000	5,492,009
Series A Unrefunded 5.00% 10/1/27	5,200,000	6,269,692
(State Trunk Highway) Series B 5.00% 10/1/29	5,000,000	5,998,600
(Various Purposes)
Series A 5.00% 8/1/25	5,545,000	6,985,979
Series A 5.00% 8/1/30	4,200,000	5,128,410
Series A 5.00% 8/1/32	2,755,000	3,321,538
Series A Unrefunded 4.00% 8/1/27	955,000	1,078,119
Series F 5.00% 10/1/22	3,500,000	4,331,355

		50,090,049

Transportation Revenue Bonds – 3.53%
Minneapolis-St. Paul Metropolitan Airports Commission Revenue
Senior Series A 5.00% 1/1/28	1,250,000	1,422,113
Subordinate
Series A 5.00% 1/1/35	1,000,000	1,146,260
Series B 5.00% 1/1/26	575,000	671,675
Series B 5.00% 1/1/27	1,160,000	1,343,222
Series B 5.00% 1/1/28	2,750,000	3,164,783
Series B 5.00% 1/1/29	120,000	137,604

16

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Transportation Revenue Bonds (continued)
Minneapolis-St. Paul Metropolitan Airports Commission Revenue
Subordinate
Series B 5.00% 1/1/30	1,675,000	$1,913,838
Series B 5.00% 1/1/31	1,750,000	1,996,470
St. Paul Housing & Redevelopment Authority Parking Revenue
(Parking Facilities Project)
Series A 5.00% 8/1/30	1,870,000	2,059,899
Series A 5.00% 8/1/35	1,145,000	1,172,068
(Smith Avenue Project) Series B 5.00% 8/1/35	1,500,000	1,656,300
St. Paul Port Authority Revenue
(Amherst H. Wilder Foundation) Series 3 5.00% 12/1/36	3,200,000	3,428,704

		20,112,936

Water & Sewer Revenue Bonds – 3.23%
Guam Government Waterworks Authority
5.00% 1/1/46	1,670,000	1,873,339
Metropolitan Council Waste Water Treatment Revenue
Series B 4.00% 9/1/27	2,400,000	2,690,400
Series B 5.00% 9/1/22	2,125,000	2,619,403
Series B 5.00% 9/1/25	2,000,000	2,436,940
Series E 5.00% 9/1/22	2,745,000	3,383,652
Series E 5.00% 9/1/23	2,000,000	2,450,380
Minnesota Public Facilities Authority
Series B 4.00% 3/1/26	2,500,000	2,964,300

		18,418,414

Total Municipal Bonds (cost $532,829,556)		571,979,695

Short-Term Investment – 0.70%

Variable Rate Demand Note – 0.70%¤
Minneapolis-St. Paul, Minnesota Housing & Redevelopment Authority Health Care Revenue (Allina Health System) Series B-2
0.01% 11/15/35 (LOC – JPMorgan Chase Bank N.A.)	4,000,000	4,000,000

Total Short-Term Investment (cost $4,000,000)		4,000,000

Total Value of Securities – 100.95% (cost $536,829,556)		$575,979,695

17

Schedules of investments

Delaware Tax-Free Minnesota Fund

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 29, 2016, the aggregate value of Rule 144A securities was $3,082,286, which represents 0.54% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. The rate shown is the rate as of Feb. 29, 2016.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

●	Variable rate security. The rate shown is the rate as of Feb. 29, 2016. Interest rates reset periodically.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

FHLMC – Federal Home Loan Mortgage Corporation collateral

FNMA – Federal National Mortgage Association collateral

GNMA – Government National Mortgage Association collateral

IBC – Insured Bond Certificate

LOC – Letter of Credit

N.A. – North America

NATL-RE – Insured by National Public Finance Guarantee Corporation

TCRS – Temporary Custodial Receipts

See accompanying notes, which are an integral part of the financial statements.

18

Schedules of investments
Delaware Tax-Free Minnesota Intermediate Fund	February 29, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 100.97%

Corporate-Backed Revenue Bonds – 2.92%
Cloquet Pollution Control Revenue
(Potlatch Project) 5.90% 10/1/26	1,695,000	$1,697,051
Laurentian Energy Authority Cogeneration Revenue
Series A 5.00% 12/1/21	750,000	750,023
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 4.50% 10/1/37 (AMT)	725,000	584,169

		3,031,243

Education Revenue Bonds – 15.35%
Brooklyn Park Charter School Lease
(Prairie Seeds Academy Project) Series A 5.00% 3/1/34	485,000	496,296
City of Deephaven
(Eagle Ridge Academy Project) Series A 4.75% 7/1/28	500,000	521,430
Cologne Charter School Lease Revenue
(Cologne Academy Project) Series A 5.00% 7/1/29	305,000	324,316
Forest Lake Charter School Revenue Fund
(Forest Lake International Language Academy) Series A 5.50% 8/1/36	420,000	454,910
Hugo Charter School Lease Revenue
(Noble Academy Project) Series A 5.00% 7/1/29	530,000	550,278
Minneapolis Student Housing Revenue
(Riverton Community Housing Project) 5.25% 8/1/39	525,000	540,456
Minnesota Colleges & Universities Revenue Fund
Series A 5.00% 10/1/28	1,000,000	1,101,420
Minnesota Higher Education Facilities Authority Revenue
(Carleton College) Series 6-T 4.75% 1/1/23	1,000,000	1,071,190
(Hamline University) Series 7-E 5.00% 10/1/29	250,000	269,610
(St. Catherine University) Series 7-Q 5.00% 10/1/22	425,000	498,181
(St. Johns University)
Series 6-U 4.40% 10/1/21	325,000	353,028
Series 6-U 4.50% 10/1/23	265,000	288,429
Series 8-I 5.00% 10/1/31	130,000	154,745
(St. Olaf College)
Series 8-G 5.00% 12/1/31	125,000	149,507
Series 8-G 5.00% 12/1/32	125,000	148,564
(St. Scholastica College) Series H 5.125% 12/1/30	1,000,000	1,071,220
(University of St. Thomas) Series 7-U 4.00% 4/1/26	1,400,000	1,559,460
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School) Series A 4.15% 9/1/24	600,000	623,748
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School) Series A 144A 5.00% 8/1/22 #	525,000	566,795

19

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	370,000	$352,481
(Twin Cities Academy Project) Series A 5.30% 7/1/45	260,000	264,813
University of Minnesota
Series A 5.00% 12/1/23	1,000,000	1,190,640
Series A 5.25% 12/1/28	750,000	895,507
Series D 5.00% 12/1/26	1,000,000	1,196,490
State Supported Stadium Debt Series A 5.00% 8/1/26	1,000,000	1,255,240

		15,898,754

Electric Revenue Bonds – 7.54%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project)
Series E 5.00% 1/1/21	1,095,000	1,273,770
Series E 5.00% 1/1/23	1,000,000	1,166,320
City of Chaska Electric Revenue
Series A 5.00% 10/1/28	250,000	303,345
Minnesota Municipal Power Agency Electric Revenue
Series A 5.00% 10/1/29	500,000	596,070
Series A 5.00% 10/1/30	240,000	284,736
Northern Municipal Power Agency Electric System Revenue
Series A 5.00% 1/1/17 (AGC)	1,000,000	1,037,360
Series A 5.00% 1/1/25	200,000	238,026
Southern Minnesota Municipal Power Agency
Series A 5.00% 1/1/41	240,000	278,846
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/33	2,250,000	2,632,387

		7,810,860

Healthcare Revenue Bonds – 30.95%
Anoka Healthcare & Housing Facilities Revenue
(Homestead Anoka Project) 5.375% 11/1/34	270,000	285,649
Anoka Housing Facilities Revenue
(Senior Homestead Anoka Project) Series B 6.875% 11/1/34	750,000	807,540
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
5.00% 11/1/24	1,175,000	1,446,789
5.00% 11/1/25	250,000	304,907

20

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	135,000	$138,394
Series A 5.00% 4/1/40	125,000	127,990
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	750,000	832,695
Fergus Falls Health Care Facilities Revenue
(Lake Region Health Care) 4.75% 8/1/25	500,000	509,955
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/26	270,000	287,010
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
4.25% 8/1/24	770,000	801,801
(St. John’s Lutheran Home of Albert Lea)
5.375% 10/1/44	300,000	306,345
Maple Grove Health Care Facilities Revenue
(North Memorial Health Care) 5.00% 9/1/31	320,000	371,011
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	582,995
Series A 5.00% 11/15/34	500,000	579,345
Series B 6.50% 11/15/38 (AGC)	1,465,000	1,657,237
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen Mill City Quarter) 5.00% 11/1/35	530,000	538,904
Minneapolis-St. Paul Housing & Redevelopment Authority Health Care Revenue
(Children’s Hospital) Series A 5.25% 8/15/25	1,000,000	1,152,250
Minnesota Agricultural & Economic Development Board Revenue
(Essentia Remarketing) Series C-1 5.50% 2/15/25 (AGC)	2,500,000	2,868,375
Moorhead Economic Development Authority Multifamily Housing Revenue
(Eventide Lutheran Home Project) 4.70% 6/1/18	475,000	475,798
Rochester Health Care & Housing Revenue
(Samaritan Bethany) Series A 6.875% 12/1/29	950,000	1,049,693
Rochester Health Care Facilities Revenue
(Mayo Clinic)
Series A 4.00% 11/15/30 ●	500,000	542,470
Series C 4.50% 11/15/38 ●	1,000,000	1,172,270
(Olmsted Medical Center Project) 5.125% 7/1/20	1,000,000	1,103,320

21

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.00% 9/1/21	1,050,000	$1,145,267
Series A 6.125% 9/1/30	845,000	863,176
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	575,000	588,645
St. Cloud Health Care Revenue
(Centracare Health System Project) Series A 5.125% 5/1/30	3,320,000	3,763,120
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series A-2 5.25% 11/15/28	2,000,000	2,262,060
(Gillette Children’s Specialty Project) 5.00% 2/1/27	1,000,000	1,085,790
(Health Partners Obligation Group Project)
5.00% 7/1/32	1,500,000	1,763,415
5.00% 7/1/33	200,000	234,406
St. Paul Housing & Redevelopment Authority Hospital Facility
(Healtheast Care System Project)
Series A 5.00% 11/15/29	165,000	195,286
Series A 5.00% 11/15/30	120,000	141,246
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Senior Carondelet Village Project) Series A 6.25% 8/1/30	1,000,000	1,038,220
(Senior Episcopal Homes Project) 5.00% 5/1/33	500,000	523,260
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.00% 12/1/34	500,000	518,625

		32,065,259

Housing Revenue Bonds – 0.42%
Minnesota Housing Finance Agency
(Residential Housing) Series I 5.10% 7/1/20 (AMT)	150,000	150,391
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program) 5.50% 7/1/45	285,000	287,545

		437,936

Lease Revenue Bonds – 5.40%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,100,000	1,260,963
Series A 5.00% 6/1/43	715,000	812,576
Series B 5.00% 3/1/21	250,000	297,815
Series B 5.00% 3/1/27	1,000,000	1,193,660

22

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Lease Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority
(Minnesota Public Radio) 5.00% 12/1/25	1,000,000	$1,143,180
Virginia Housing & Redevelopment Authority Health Care Facility Lease Revenue
5.25% 10/1/25	880,000	882,059

		5,590,253

Local General Obligation Bonds – 9.00%
Anoka County Capital Improvement
Series C 5.00% 2/1/27	500,000	538,310
Anoka-Hennepin Independent School District No. 11
(School Building) Series A 5.00% 2/1/17	1,000,000	1,042,340
Burnsville-Eagan-Savage Independent School District No. 191
(Alternative Facilities) Series A 4.00% 2/1/27	445,000	509,876
Hennepin County
Series B 4.00% 12/1/20	500,000	572,200
Mankato Independent School District No. 77
(School Building) 4.125% 2/1/22	1,000,000	1,085,540
Minneapolis
4.00% 12/1/23	1,500,000	1,540,635
Robbinsdale Independent School District No. 281
(School Building) Series A 5.00% 2/1/20	1,850,000	2,148,886
South Washington County Independent School District No. 833 (School Building)
Series A 4.00% 2/1/22	750,000	789,375
White Bear Lake Independent School District No. 624
(Alternative Facilities) Series B 4.75% 2/1/22	1,000,000	1,093,890

		9,321,052

Pre-Refunded / Escrowed to Maturity Bonds – 11.52%
Duluth Independent School District No. 709
Series A 4.25% 2/1/20-18 (AGM)§	1,710,000	1,827,443
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28-18§	1,500,000	1,734,840
Series B 6.50% 11/15/38-18 (AGC)§	265,000	305,601
Minneapolis National Marrow Donor Program Revenue
5.00% 8/1/17	1,205,000	1,279,457
Minnesota Higher Education Facilities Authority Revenue
(Macalester College) Series 6-P 4.25% 3/1/27-17§	750,000	778,583
(University of St. Thomas) Series 6-X 5.00% 4/1/24-17§	1,000,000	1,049,200

23

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Pre-Refunded / Escrowed to Maturity Bonds (continued)
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
5.50% 7/1/29-19§	1,000,000	$1,152,920
Series C 5.625% 7/1/26-18§	2,500,000	2,786,050
University of Minnesota
Series A 5.75% 7/1/16	1,000,000	1,018,700

		11,932,794

Special Tax Revenue Bonds – 2.75%
Minnesota 911 Revenue
(Public Safety Radio Communication System Project)
4.25% 6/1/18 (AGC)	1,170,000	1,263,506
4.50% 6/1/25 (AGC)	1,000,000	1,108,180
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/28	400,000	476,484

		2,848,170

State General Obligation Bonds – 7.26%
Minnesota
Series A 5.00% 8/1/27	1,610,000	2,038,566
Series A 5.00% 8/1/29	1,000,000	1,249,310
(State Trunk Highway) Series B 5.00% 10/1/22	400,000	486,696
(Various Purposes)
Series A 5.00% 12/1/21	1,000,000	1,156,580
Series A 5.00% 8/1/32	1,120,000	1,350,317
Minnesota State
(Various Purposes) Series F 5.00% 10/1/22	1,000,000	1,237,530

		7,518,999

Transportation Revenue Bonds – 5.04%
Minneapolis-St. Paul Metropolitan Airports Commission Revenue
Senior Series A 5.00% 1/1/22 (AMBAC)	1,260,000	1,308,044
Subordinate
Series B 5.00% 1/1/22 (AMT)	1,000,000	1,111,970
Series B 5.00% 1/1/26	710,000	829,372
Series B 5.00% 1/1/31	750,000	855,630
Series D 5.00% 1/1/22 (AMT)	1,000,000	1,121,720

		5,226,736

Water & Sewer Revenue Bonds – 2.82%
Guam Government Waterworks Authority
5.00% 1/1/46	305,000	342,137
Minnesota Public Facilities Authority
Series B 4.00% 3/1/26	1,000,000	1,185,720

24

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Water & Sewer Revenue Bonds (continued)
St. Paul Sewer Revenue
Series D 5.00% 12/1/20	1,275,000	$1,396,763

		2,924,620

Total Municipal Bonds (cost $98,650,109)		104,606,676

	Number of shares

Short-Term Investments – 1.03%

Money Market Mutual Fund – 0.54%
Federated Minnesota Municipal Cash Trust	561,860	561,860

		561,860

	Principal amount°
Variable Rate Demand Note – 0.49%¤
Minneapolis-St. Paul Housing & Redevelopment Authority Health Care Revenue (Allina Health System) Series B-2 0.01% 11/15/35 (LOC- JPMorgan Chase Bank N.A.)	500,000	500,000

		500,000

Total Short-Term Investments (cost $1,061,860)		1,061,860

Total Value of Securities – 102.00% (cost $99,711,969)		$105,668,536

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 29, 2016, the aggregate value of Rule 144A securities was $566,795, which represents 0.55% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. The rate shown is the rate as of Feb. 29, 2016.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

●	Variable rate security. The rate shown is the rate as of Feb. 29, 2016. Interest rates reset periodically.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

25

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

LOC – Letter of Credit

N.A. – North America

See accompanying notes, which are an integral part of the financial statements.

26

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund	February 29, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 99.71%

Corporate-Backed Revenue Bonds – 3.13%
Cloquet Pollution Control Revenue
(Potlatch Project) 5.90% 10/1/26	2,700,000	$2,703,267
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	1,750,000	1,750,053
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 4.50% 10/1/37 (AMT)	1,225,000	987,044

		5,440,364

Education Revenue Bonds – 16.44%
Baytown Township Lease Revenue
(St. Croix Preparatory Academy) Series A 7.00% 8/1/38	500,000	514,950
Brooklyn Park Charter School Lease
(Prairie Seeds Academy Project) Series A 5.00% 3/1/39	1,270,000	1,280,998
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	261,515
Series A 5.00% 7/1/45	230,000	236,442
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy) Series A 5.50% 7/1/50	1,000,000	1,033,860
Duluth Housing & Redevelopment Authority Revenue
(Public School Academy) Series A 5.875% 11/1/40	1,000,000	1,060,930
Forest Lake Charter School Revenue Fund
(Forest Lake International Language Academy)
Series A 5.75% 8/1/44	585,000	632,139
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	165,000	168,315
Series A 5.00% 7/1/44	495,000	492,738
Minneapolis Student Housing Revenue
(Riverton Community Housing Project) 5.25% 8/1/39	800,000	823,552
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) Series 6-R 5.50% 5/1/37	1,500,000	1,530,270
(Carleton College) Series 7-D 5.00% 3/1/40	1,055,000	1,164,783
(Minneapolis College of Art & Design)
4.00% 5/1/24	250,000	272,593
4.00% 5/1/25	200,000	215,316
4.00% 5/1/26	100,000	106,652
(St. Catherine University)
Series 7-Q 5.00% 10/1/25	325,000	375,031
Series 7-Q 5.00% 10/1/26	280,000	320,992
(St. John’s University)
Series 6-U 4.75% 10/1/33	825,000	891,124

27

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(St. John’s University)
Series 8-I 5.00% 10/1/34	215,000	$252,358
(St. Olaf College)
Series 6-O 4.50% 10/1/32	75,000	76,429
Series 6-O 5.00% 10/1/22	340,000	349,421
Series 8-G 5.00% 12/1/31	205,000	245,192
Series 8-G 5.00% 12/1/32	205,000	243,645
(St. Scholastica College) Series H 5.125% 12/1/40	750,000	798,757
(University of St. Thomas)
Series 6-I 5.00% 4/1/23	1,500,000	1,508,430
Series 7-A 5.00% 10/1/39	1,000,000	1,113,850
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School) Series A 5.00% 9/1/44	1,475,000	1,516,138
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School) Series A 144A 5.00% 8/1/22 #	870,000	939,261
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	1,750,000	1,667,137
(Nova Classical Academy) Series A 6.625% 9/1/42	1,500,000	1,697,790
(Twin Cities Academy Project) Series A 5.375% 7/1/50	1,500,000	1,530,795
St. Paul Housing & Redevelopment Authority Lease Revenue
(St. Paul Conservatory for Performing Artists) Series A 4.625% 3/1/43	445,000	448,044
University of Minnesota
Series A 5.125% 4/1/34	1,000,000	1,119,160
Series A 5.25% 12/1/28	1,500,000	1,791,015
(State Supported Stadium Debt) Series A 5.00% 8/1/26	1,500,000	1,882,860

		28,562,482

Electric Revenue Bonds – 6.50%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project)
5.00% 1/1/42	1,500,000	1,653,615
Chaska Electric Revenue
Series A 5.00% 10/1/28	350,000	424,683
Hutchinson Utilities Commission Revenue
Series A 5.00% 12/1/22	490,000	589,156
Series A 5.00% 12/1/26	360,000	421,668
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/27	165,000	198,825

28

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Electric Revenue Bonds (continued)
Minnesota Municipal Power Agency Electric Revenue
Series A 5.00% 10/1/28	500,000	$598,520
Northern Municipal Power Agency Electric System Revenue
Series A 5.00% 1/1/18 (AGC)	1,000,000	1,077,080
Series A 5.00% 1/1/24	335,000	402,727
Southern Minnesota Municipal Power Agency
Series A 5.00% 1/1/41	400,000	464,744
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/30	500,000	593,160
Series A 5.00% 1/1/33	1,750,000	2,047,413
Series A 5.00% 1/1/34	450,000	524,741
Series A 5.00% 1/1/40	2,000,000	2,288,000

		11,284,332

Healthcare Revenue Bonds – 34.49%
Aitkin Health Care Facilities Revenue
(Riverwood Health Care Center) 5.50% 2/1/24	700,000	701,204
Anoka Health Care Facilities Revenue
(Homestead Anoka Project) Series A 7.00% 11/1/46	1,650,000	1,770,483
Anoka Healthcare & Housing Facilities Revenue
(Homestead Anoka Project) 5.125% 11/1/49	400,000	410,476
Anoka Housing & Redevelopment Authority Revenue
(Fridley Medical Center Project) Series A 6.875% 5/1/40	1,000,000	1,076,160
Apple Valley Economic Development Authority Health Care Revenue
(Augustana Home St. Paul Project)
Series A 5.80% 1/1/30	1,000,000	1,000,780
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	2,000,000	2,007,500
Cloquet Housing Facilities
(HADC Cloquet Project) Series A 5.00% 8/1/48	850,000	846,345
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	200,000	205,028
Series A 5.00% 4/1/40	190,000	194,545
Series A 5.00% 4/1/48	185,000	187,686
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	750,000	832,695
6.00% 6/15/39	1,000,000	1,114,370

29

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/31	185,000	$193,386
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	750,000	782,835
(St. John’s Lutheran Home of Albert Lea)
5.375% 10/1/44	450,000	459,517
Maple Grove Health Care Facilities Revenue
(North Memorial Health Care) 5.00% 9/1/30	610,000	713,822
Maple Grove Health Care System Revenue
(Maple Grove Hospital)
5.25% 5/1/28	2,200,000	2,289,078
5.25% 5/1/37	1,000,000	1,035,430
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	582,995
Series A 5.00% 11/15/34	500,000	579,345
Series A 5.00% 11/15/44	1,000,000	1,135,330
Series B 6.50% 11/15/38 (AGC)	210,000	237,556
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen Mill City Quarter) 5.375% 11/1/50	1,700,000	1,729,189
Minnesota Agricultural & Economic Development Board Revenue
(Benedictine Health Systems) 5.75% 2/1/29	1,000,000	1,001,300
Moorhead Economic Development Authority Multifamily Housing Revenue
(Eventide Lutheran Home Project) Series A 5.15% 6/1/29	550,000	550,467
Northfield Hospital & Skilled Nursing Revenue
5.375% 11/1/31	1,000,000	1,025,140
Oak Park Heights Housing Revenue
(Oakgreen Commons Project) 7.00% 8/1/45	1,500,000	1,644,390
Oakdale Senior Housing
(Oak Meadows Project) 5.00% 4/1/34	500,000	519,765
Rochester Health Care & Housing Revenue
(Samaritan Bethany)
Series A 6.875% 12/1/29	1,000,000	1,104,940
Series A 7.375% 12/1/41	375,000	416,415
(The Homestead at Rochester Project)
Series A 5.25% 12/1/23	175,000	190,649
Series A 6.875% 12/1/48	800,000	906,928

30

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Rochester Health Care Facilities Revenue
(Mayo Clinic) 4.00% 11/15/41	1,790,000	$1,871,033
(Olmsted Medical Center Project)
5.00% 7/1/22	350,000	418,197
5.00% 7/1/27	245,000	288,164
5.00% 7/1/28	225,000	263,317
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.25% 9/1/22	1,080,000	1,195,063
Series A 6.25% 9/1/36	925,000	945,073
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	825,000	844,577
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	130,000	138,739
5.00% 9/1/34	105,000	120,196
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.50% 5/1/39 (AGC)	1,500,000	1,634,445
Series A 5.125% 5/1/30	3,125,000	3,542,094
Series B 5.00% 5/1/23	2,000,000	2,450,680
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series A
5.00% 11/15/18 (NATL-RE)	1,650,000	1,774,889
(Health Partners Obligation Group Project)
5.00% 7/1/32	900,000	1,058,049
5.00% 7/1/33	1,540,000	1,804,926
St. Paul Housing & Redevelopment Authority Hospital Facility
(Healtheast Care System Project)
Series A 5.00% 11/15/29	275,000	325,476
Series A 5.00% 11/15/30	205,000	241,295
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Senior Carondelet Village Project)
Series A 6.00% 8/1/42	770,000	794,509
(Senior Episcopal Homes Project)
5.125% 5/1/48	1,700,000	1,769,870
Series A 5.15% 11/1/42	775,000	798,893
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue
(Marian Center Project) Series A 5.375% 5/1/43	1,000,000	1,000,650

31

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Twin Valley Congregate Housing Revenue
(Living Options Project) 5.95% 11/1/28 @	1,825,000	$1,825,876
Victoria Health Care Facilities Revenue
(Augustana Emerald Care Project) 5.00% 8/1/39	1,500,000	1,562,025
Washington County Housing & Redevelopment Authority Healthcare & Housing Revenue
(Birchwood & Woodbury Projects)
Series A 5.625% 6/1/37	1,000,000	1,039,360
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 5.50% 11/1/32	260,000	281,603
Series A 5.75% 11/1/39	590,000	635,896
Series A 6.00% 5/1/47	920,000	996,995
Winona Health Care Facilities Revenue
(Winona Health Obligation Group) 5.15% 7/1/31	1,500,000	1,538,145
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.25% 12/1/49	1,250,000	1,308,400

		59,914,184

Housing Revenue Bonds – 3.13%
Minneapolis Multifamily Housing Revenue
(Olson Townhomes Project) 6.00% 12/1/19 (AMT)	685,000	685,548
Minneapolis-St. Paul Housing Finance Board Mortgage-Backed Securities Program
(City Living Project) Series A-2
5.00% 12/1/38 (GNMA) (FNMA) (AMT)	41,735	41,767
Minnesota Housing Finance Agency
(Non Ace - State Appropriated Housing) 5.00% 8/1/33	100,000	116,566
(Residential Housing)
Series I 4.85% 7/1/38 (AMT)	715,000	717,910
Series L 5.10% 7/1/38 (AMT)	1,075,000	1,093,608
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program) 5.50% 7/1/45	1,275,000	1,286,386
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue
(Selby Grotto Housing Project)
5.50% 9/20/44 (GNMA) (FHA) (AMT)	750,000	752,085
Stillwater Multifamily Housing Revenue
(Orleans Homes Project) 5.50% 2/1/42 (AMT)	750,000	752,565

		5,446,435

Lease Revenue Bonds – 3.17%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,750,000	2,006,077

32

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Lease Revenue Bonds (continued)
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/43	1,000,000	$1,136,470
Series B 4.00% 3/1/26	375,000	415,125
Series B 5.00% 3/1/21	250,000	297,815
Minnesota Housing Finance Agency
(Non Ace - State Appropriated Housing) 5.00% 8/1/32	1,415,000	1,650,555

		5,506,042

Local General Obligation Bonds – 9.09%
Edina Independent School District No. 273
Series A 5.00% 2/1/27	1,355,000	1,701,257
Foley Independent School District No. 51
(School Building) Series A 5.00% 2/1/21	1,105,000	1,109,619
Hennepin County
Series B 5.00% 12/1/23	1,300,000	1,638,689
Mahtomedi Independent School District No. 832
(School Building)
Series A 5.00% 2/1/28	1,000,000	1,230,850
Series A 5.00% 2/1/29	1,000,000	1,222,820
Series A 5.00% 2/1/30	445,000	540,608
Series A 5.00% 2/1/31	1,000,000	1,207,690
Minneapolis Various Purposes
4.00% 12/1/23	1,500,000	1,540,635
South Washington County Independent School District No. 833
(School Building) Series A 4.75% 2/1/27	1,500,000	1,604,235
Staples United Hospital District Health Care Facilities
(Todd Morrison ETC Hospital-Lakewood)
5.00% 12/1/21	610,000	612,373
5.125% 12/1/24	205,000	205,763
5.25% 12/1/26	1,540,000	1,545,606
White Bear Lake Independent School District No. 624
(Alternative Facilities) Series B 4.75% 2/1/22	1,500,000	1,640,835

		15,800,980

Pre-Refunded Bonds – 10.08%
Bemidji Health Care Facilities First Mortgage Revenue
(North Country Health Services) 5.00% 9/1/20-16§	1,150,000	1,177,243
Chaska Independent School District No.112
(School Building) Series A 4.50% 2/1/28-17 (NATL-RE)§	1,000,000	1,032,180
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A
5.50% 7/1/43-23§	500,000	623,145

33

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Pre-Refunded Bonds (continued)
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28-18§	1,900,000	$2,197,464
Series B 6.50% 11/15/38-18 (AGC)§	40,000	46,128
Minnesota
Series A 5.00% 10/1/24-21§	15,000	18,059
Minnesota Higher Education Facilities Authority Revenue
(Macalester College) Series 6-P 4.25% 3/1/32-17§	1,000,000	1,038,110
(St. Olaf College)
Series 6-O 4.50% 10/1/32-16§	925,000	947,699
Series 6-O 5.00% 10/1/22-16§	660,000	678,137
Owatonna Senior Housing Revenue
(Senior Living Project)
Series A 5.80% 10/1/29-16§	400,000	401,980
Series A 6.00% 4/1/41-16§	1,250,000	1,256,413
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
5.75% 7/1/39-19§	3,005,000	3,489,226
Series C 5.50% 7/1/23-18§	1,000,000	1,111,520
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Health Partners Obligation Group Project)
5.25% 5/15/36-16§	750,000	776,183
University of Minnesota Special Purpose Revenue
(State Supported Stadium Debt) 5.00% 8/1/29-16§	2,660,000	2,712,482

		17,505,969

Special Tax Revenue Bonds – 5.56%
Hennepin County Sales Tax Revenue
(First Lien-Ballpark Project) Series B 5.00% 12/15/24	1,000,000	1,079,680
(Second Lien-Ballpark Project)
Series B 5.00% 12/15/20	1,500,000	1,621,215
Series B 5.00% 12/15/24	1,000,000	1,079,120
Minneapolis Development Revenue
(Limited Tax Supported Common Bond Fund)
Series 2-A 5.00% 6/1/28 (AMT)	1,170,000	1,199,449
Minneapolis Tax Increment Revenue
4.00% 3/1/27	200,000	203,042
4.00% 3/1/30	260,000	260,694
(Village of St. Anthony Falls Project)
4.00% 3/1/24	700,000	714,112
4.00% 3/1/27	650,000	657,091

34

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
Minnesota 911 Revenue
(Public Safety Radio Communication System Project)
5.00% 6/1/24 (AGC)	1,000,000	$1,091,250
St. Paul Port Authority
(Limited Tax Brownfields Redevelopment Tax)
Series 2 5.00% 3/1/37	1,000,000	1,037,510
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/28	600,000	714,726

		9,657,889

State General Obligation Bonds – 4.68%
Minnesota
Series A 5.00% 8/1/24	500,000	634,985
Series A 5.00% 8/1/27	2,175,000	2,753,963
Series A 5.00% 8/1/29	1,000,000	1,249,310
Series A Unrefunded 5.00% 10/1/24	985,000	1,187,624
(Various Purposes) Series A 5.00% 8/1/32	1,915,000	2,308,801

		8,134,683

Transportation Revenue Bonds – 2.08%
Minneapolis – St. Paul Metropolitan Airports Commission Revenue
5.00% 1/1/22	1,000,000	1,171,940
Subordinate Series B 5.00% 1/1/29	2,130,000	2,442,471

		3,614,411

Water & Sewer Revenue Bonds – 1.36%
Guam Government Waterworks Authority
5.00% 1/1/46	515,000	577,706
Minnesota Public Facilities Authority
Series B 4.00% 3/1/26	1,500,000	1,778,580

		2,356,286

Total Municipal Bonds (cost $165,227,316)		173,224,057

35

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Number of shares	Value (U.S. $)

Short-Term Investments – 1.28%

Money Market Mutual Fund – 0.28%
Federated Minnesota Municipal Cash Trust	482,495	$482,495

		482,495

	Principal amount°
Variable Rate Demand Notes – 1.00%¤
Minneapolis-St. Paul Housing & Redevelopment Authority Health Care Facilities (Children’s Health Care)
0.01% 8/15/25 (AGM)(SPA – U.S. Bank N.A.)	1,000,000	1,000,000
Minneapolis-St. Paul Housing & Redevelopment Authority Health Care Revenue (Allina Health System) Series B-2
0.01% 11/15/35 (LOC-JPMorgan Chase Bank N.A.)	750,000	750,000

		1,750,000

Total Short-Term Investments (cost $2,232,495)		2,232,495

Total Value of Securities – 100.99% (cost $167,459,811)		$175,456,552

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 29, 2016, the aggregate value of Rule 144A securities was $939,261, which represents 0.54% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

@	Illiquid security. At Feb. 29, 2016, the aggregate value of illiquid securities was $1,825,876, which represents 1.05% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. The rate shown is the rate as of Feb. 29, 2016.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

36

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

FHA – Federal Housing Administration

FNMA – Federal National Mortgage Association collateral

GNMA – Government National Mortgage Association collateral

LOC – Letter of Credit

N.A. – North America

NATL-RE – Insured by National Public Finance Guarantee Corporation

SPA – Stand-by Purchase Agreement

See accompanying notes, which are an integral part of the financial statements.

37

Statements of assets and liabilities

February 29, 2016 (Unaudited)

		Delaware	Delaware
	Delaware	Tax-Free	Minnesota
	Tax-Free	Minnesota	High-Yield
	Minnesota	Intermediate	Municipal
	Fund	Fund	Bond Fund
Assets:
Investments, at value[1]	$571,979,695	$104,606,676	$173,224,057
Short-term investments, at value[2]	4,000,000	1,061,860	2,232,495
Cash	110,285	11,141	197,027
Interest receivable	6,999,342	1,088,543	2,107,184
Receivable for fund shares sold	314,449	51,902	95,701
Receivable for securities sold	—	736,875	—

Total assets	583,403,771	107,556,997	177,856,464

Liabilities:
Payable for securities purchased	11,693,398	3,693,012	3,684,097
Income distribution payable	351,781	56,886	107,278
Payable for fund shares redeemed	321,598	98,336	151,573
Investment management fees payable	204,523	38,929	63,288
Distribution fees payable to affiliates	134,912	20,135	50,208
Other accrued expenses	105,384	42,973	54,961
Other affiliates payable	22,939	4,933	9,331
Trustees’ fees and expenses payable	3,854	702	1,172

Total liabilities	12,838,389	3,955,906	4,121,908

Total Net Assets	$570,565,382	$103,601,091	$173,734,556

Net Assets Consist of:
Paid-in capital	$534,116,004	$97,736,132	$170,515,485
Undistributed (distributions in excess of) net investment income	(255,105)	(1,324)	8,669
Accumulated net realized loss on investments	(2,445,656)	(90,284)	(4,786,339)
Net unrealized appreciation of investments	39,150,139	5,956,567	7,996,741

Total Net Assets	$570,565,382	$103,601,091	$173,734,556

38

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Net Asset Value
Class A:
Net assets	$485,029,410	$84,880,771	$118,740,164
Shares of beneficial interest outstanding, unlimited authorization, no par	38,162,547	7,493,477	10,858,543
Net asset value per share	$12.71	$11.33	$10.94
Sales charge	4.50%	2.75%	4.50%
Offering price per share, equal to net asset value per share/(1 – sales charge)	$13.31	$11.65	$11.46

Class C:
Net assets	$48,945,021	$12,611,490	$33,300,824
Shares of beneficial interest outstanding, unlimited authorization, no par	3,838,727	1,111,034	3,039,327
Net asset value per share	$12.75	$11.35	$10.96

Institutional Class:
Net assets	$36,590,951	$6,108,830	$21,693,568
Shares of beneficial interest outstanding, unlimited authorization, no par	2,879,688	539,085	1,984,560
Net asset value per share	$12.71	$11.33	$10.93

[1]Investments, at cost	$532,829,556	$98,650,109	$165,227,316
[2]Short-term investments, at cost	4,000,000	1,061,860	2,232,495

See accompanying notes, which are an integral part of the financial statements.

39

Statements of operations

Six months ended February 29, 2016 (Unaudited)

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund

Investment Income:
Interest	$11,845,420	$1,947,307	$3,659,231

Expenses:
Management fees	1,520,381	254,132	467,247
Distribution expenses – Class A	597,218	105,208	148,762
Distribution expenses – Class C	232,367	60,508	162,886
Dividend disbursing and transfer agent fees and expenses	195,750	39,490	66,555
Accounting and administration expenses	91,443	16,646	27,823
Legal fees	25,553	5,450	8,207
Reports and statements to shareholders	22,626	8,212	8,391
Registration fees	22,261	11,633	7,882
Audit and tax fees	20,807	20,807	20,809
Trustees’ fees and expenses	13,827	2,532	4,223
Custodian fees	11,989	2,580	4,048
Other	16,750	7,879	10,106

	2,770,972	535,077	936,939
Less expenses waived	(265,788)	(18,670)	(81,532)
Less waived distribution expenses – Class A	—	(42,083)	—
Less expense paid indirectly	(158)	(26)	(43)

Total operating expenses	2,505,026	474,298	855,364

Net Investment Income	9,340,394	1,473,009	2,803,867

Net Realized and Unrealized Gain:
Net realized gain on investments	265,087	55,575	33,519
Net change in unrealized appreciation (depreciation) of investments	4,730,822	920,802	1,373,489

Net Realized and Unrealized Gain	4,995,909	976,377	1,407,008

Net Increase in Net Assets Resulting from Operations	$14,336,303	$2,449,386	$4,210,875

See accompanying notes, which are an integral part of the financial statements.

40

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Statements of changes in net assets

Delaware Tax-Free Minnesota Fund

	Six months ended 2/29/16 (Unaudited)	Year ended 8/31/15
Increase (Decrease) in Net Assets from Operations:
Net investment income	$9,340,394	$19,428,620
Net realized gain	265,087	1,450,306
Net change in unrealized appreciation (depreciation)	4,730,822	(4,486,338)

Net increase in net assets resulting from operations	14,336,303	16,392,588

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(8,130,944)	(17,349,446)
Class B	—	(1,251)
Class C	(615,405)	(1,204,147)
Institutional Class	(622,309)	(991,348)

	(9,368,658)	(19,546,192)

Capital Share Transactions:
Proceeds from shares sold:
Class A	19,211,165	22,802,354
Class C	4,357,725	7,051,722
Institutional Class	5,377,349	16,608,226

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	6,801,266	14,050,860
Class B	—	934
Class C	559,868	1,069,001
Institutional Class	596,103	916,011

	36,903,476	62,499,108

42

	Six months ended 2/29/16 (Unaudited)	Year ended 8/31/15
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(24,510,698)	$(57,938,666)
Class B	—	(457,631)
Class C	(1,776,037)	(4,073,143)
Institutional Class	(1,771,022)	(2,798,163)

	(28,057,757)	(65,267,603)

Increase (decrease) in net assets derived from capital share transactions	8,845,719	(2,768,495)

Net Increase (Decrease) in Net Assets	13,813,364	(5,922,099)

Net Assets:
Beginning of period	556,752,018	562,674,117

End of period	$570,565,382	$556,752,018

Distributions in excess of net investment income	$(255,105)	$(226,841)

See accompanying notes, which are an integral part of the financial statements.

43

Statements of changes in net assets

Delaware Tax-Free Minnesota Intermediate Fund

	Six months ended 2/29/16 (Unaudited)	Year ended 8/31/15
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,473,009	$2,997,800
Net realized gain	55,575	194,821
Net change in unrealized appreciation (depreciation)	920,802	(1,134,514)

Net increase in net assets resulting from operations	2,449,386	2,058,107

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,259,688)	(2,642,880)
Class C	(129,561)	(259,970)
Institutional Class	(83,765)	(95,494)

	(1,473,014)	(2,998,344)

Capital Share Transactions:
Proceeds from shares sold:
Class A	3,340,855	9,934,059
Class C	1,096,958	1,531,754
Institutional Class	1,802,335	2,451,746

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,120,666	2,330,887
Class C	123,733	237,953
Institutional Class	81,814	90,218

	7,566,361	16,576,617

44

	Six months ended 2/29/16 (Unaudited)	Year ended 8/31/15
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(5,052,472)	$(17,357,339)
Class C	(466,334)	(2,572,600)
Institutional Class	(228,132)	(499,641)

	(5,746,938)	(20,429,580)

Increase (decrease) in net assets derived from capital share transactions	1,819,423	(3,852,963)

Net Increase (Decrease) in Net Assets	2,795,795	(4,793,200)

Net Assets:
Beginning of period	100,805,296	105,598,496

End of period	$103,601,091	$100,805,296

Distributions in excess of net investment income	$(1,324)	$(1,319)

See accompanying notes, which are an integral part of the financial statements.

45

Statements of changes in net assets

Delaware Minnesota High-Yield Municipal Bond Fund

	Six months ended 2/29/16 (Unaudited)	Year ended 8/31/15
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,803,867	$5,661,730
Net realized gain	33,519	496,529
Net change in unrealized appreciation (depreciation)	1,373,489	(1,123,236)

Net increase in net assets resulting from operations	4,210,875	5,035,023

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(2,027,359)	(4,315,518)
Class B	—	(1,495)
Class C	(432,089)	(902,931)
Institutional Class	(333,067)	(456,934)

	(2,792,515)	(5,676,878)

Capital Share Transactions:
Proceeds from shares sold:
Class A	6,900,910	19,760,433
Class C	1,817,961	4,311,495
Institutional Class	7,651,943	9,317,694

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,635,529	3,408,058
Class B	—	1,375
Class C	370,969	795,384
Institutional Class	312,374	440,872

	18,689,686	38,035,311

46

	Six months ended 2/29/16 (Unaudited)	Year ended 8/31/15
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(13,411,654)	$(19,120,109)
Class B	—	(525,869)
Class C	(1,334,946)	(5,095,771)
Institutional Class	(1,259,902)	(1,335,715)

	(16,006,502)	(26,077,464)

Increase in net assets derived from capital share transactions	2,683,184	11,957,847

Net Increase in Net Assets	4,101,544	11,315,992

Net Assets:
Beginning of period	169,633,012	158,317,020

End of period	$173,734,556	$169,633,012

Undistributed (distributions in excess of) net investment income	$8,669	$(2,683)

See accompanying notes, which are an integral part of the financial statements.

47

Financial highlights

Delaware Tax-Free Minnesota Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

48

Six months ended 2/29/16[1]	Year ended
(Unaudited)	8/31/15	8/31/14	8/31/13	8/31/12	8/31/11

$ 12.600	$ 12.670	$ 11.970	$ 13.030	$ 12.480	$ 12.730

0.213	0.444	0.445	0.445	0.487	0.492
0.111	(0.067)	0.734	(0.973)	0.660	(0.198)
0.324	0.377	1.179	(0.528)	1.147	0.294

(0.214)	(0.447)	(0.444)	(0.445)	(0.488)	(0.492)
—	—	(0.035)	(0.087)	(0.109)	(0.052)
(0.214)	(0.447)	(0.479)	(0.532)	(0.597)	(0.544)

$ 12.710	$ 12.600	$ 12.670	$ 11.970	$ 13.030	$ 12.480

2.59%	3.02%	10.03%	(4.24%)	9.41%	2.50%

$485,029	$479,275	$503,072	$540,533	$577,061	$538,170
0.85%	0.87%	0.90%	0.90%	0.90%	0.91%
0.95%	0.96%	0.95%	0.95%	0.92%	0.93%
3.39%	3.51%	3.61%	3.47%	3.81%	4.02%
3.29%	3.42%	3.56%	3.42%	3.79%	4.00%
8%	11%	10%	16%	16%	12%

49

Financial highlights

Delaware Tax-Free Minnesota Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

50

Six months ended 2/29/16[1] (Unaudited)	Year ended
	8/31/15	8/31/14	8/31/13	8/31/12	8/31/11

$12.640	$12.710	$12.010	$13.070	$12.520	$12.780

0.166	0.350	0.354	0.350	0.392	0.401
0.111	(0.067)	0.734	(0.973)	0.660	(0.207)
0.277	0.283	1.088	(0.623)	1.052	0.194

(0.167)	(0.353)	(0.353)	(0.350)	(0.393)	(0.402)
—	—	(0.035)	(0.087)	(0.109)	(0.052)
(0.167)	(0.353)	(0.388)	(0.437)	(0.502)	(0.454)

$12.750	$12.640	$12.710	$12.010	$13.070	$12.520

2.21%	2.25%	9.19%	(4.93%)	8.58%	1.66%

$48,945	$45,393	$41,612	$42,985	$41,368	$34,425
1.60%	1.62%	1.65%	1.65%	1.65%	1.66%
1.70%	1.71%	1.70%	1.70%	1.67%	1.68%
2.64%	2.76%	2.86%	2.72%	3.06%	3.27%
2.54%	2.67%	2.81%	2.67%	3.04%	3.25%
8%	11%	10%	16%	16%	12%

51

Financial highlights

Delaware Tax-Free Minnesota Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 2/29/16[1] (Unaudited)	Year ended 8/31/15	12/31/13[2] to 8/31/14

Net asset value, beginning of period	$12.590	$12.660	$12.070

Income (loss) from investment operations:
Net investment income[3]	0.228	0.476	0.336
Net realized and unrealized gain (loss)	0.122	(0.067)	0.589
Total from investment operations	0.350	0.409	0.925

Less dividends and distributions from:
Net investment income	(0.230)	(0.479)	(0.335)
Total dividends and distributions	(0.230)	(0.479)	(0.335)

Net asset value, end of period	$12.710	$12.590	$12.660

Total return[4]	2.80%	3.27%	7.74%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$36,591	$32,084	$17,533
Ratio of expenses to average net assets	0.60%	0.62%	0.65%
Ratio of expenses to average net assets prior to fees waived	0.70%	0.71%	0.70%
Ratio of net investment income to average net assets	3.64%	3.76%	3.84%
Ratio of net investment income to average net assets prior to fees waived	3.54%	3.67%	3.79%
Portfolio turnover	8%	11%	10%[5]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

52

This page intentionally left blank.

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

54

Six months ended 2/29/16[1] (Unaudited)	Year ended

	8/31/15	8/31/14	8/31/13	8/31/12	8/31/11

$11.220	$11.320	$10.840	$11.530	$11.130	$11.290

0.168	0.337	0.342	0.330	0.355	0.375
0.110	(0.100)	0.490	(0.675)	0.400	(0.160)
0.278	0.237	0.832	(0.345)	0.755	0.215

(0.168)	(0.337)	(0.342)	(0.330)	(0.355)	(0.375)
—	—	(0.010)	(0.015)	—	—
(0.168)	(0.337)	(0.352)	(0.345)	(0.355)	(0.375)

$11.330	$11.220	$11.320	$10.840	$11.530	$11.130

2.49%	2.12%	7.79%	(3.09% )	6.88%	2.02%

$84,881	$84,663	$90,571	$90,110	$97,032	$87,924
0.84%	0.85%	0.84%	0.84%	0.84%	0.84%
0.98%	0.98%	0.98%	0.97%	0.94%	0.95%
2.99%	2.98%	3.08%	2.89%	3.12%	3.43%
2.85%	2.85%	2.94%	2.76%	3.02%	3.32%
7%	14%	14%	17%	21%	24%

55

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

56

Six months ended 2/29/16[1] (Unaudited)	Year ended

	8/31/15	8/31/14	8/31/13	8/31/12	8/31/11

$11.240	$11.350	$10.860	$ 11.560	$11.160	$11.320

0.120	0.241	0.249	0.233	0.259	0.283
0.110	(0.110)	0.500	(0.685)	0.400	(0.160)
0.230	0.131	0.749	(0.452)	0.659	0.123

(0.120)	(0.241)	(0.249)	(0.233)	(0.259)	(0.283)
—	—	(0.010)	(0.015)	—	—
(0.120)	(0.241)	(0.259)	(0.248)	(0.259)	(0.283)

$11.350	$11.240	$11.350	$10.860	$11.560	$11.160

2.06%	1.16%	6.96%	(3.99% )	5.96%	1.16%

$12,612	$11,740	$12,651	$14,538	$16,210	$13,949
1.69%	1.70%	1.69%	1.69%	1.69%	1.69%
1.73%	1.73%	1.73%	1.72%	1.69%	1.70%
2.14%	2.13%	2.23%	2.04%	2.27%	2.58%
2.10%	2.10%	2.19%	2.01%	2.27%	2.57%
7%	14%	14%	17%	21%	24%

57

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 2/29/16[1] (Unaudited)	Year ended 8/31/15	12/31/13[2] to 8/31/14

Net asset value, beginning of period	$11.220	$11.330	$10.950

Income (loss) from investment operations:
Net investment income[3]	0.176	0.354	0.255
Net realized and unrealized gain (loss)	0.110	(0.110)	0.380
Total from investment operations	0.286	0.244	0.635

Less dividends and distributions from:
Net investment income	(0.176)	(0.354)	(0.255)
Total dividends and distributions	(0.176)	(0.354)	(0.255)

Net asset value, end of period	$11.330	$11.220	$11.330

Total return[4]	2.57%	2.18%	5.85%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 6,108	$ 4,402	$ 2,376
Ratio of expenses to average net assets	0.69%	0.70%	0.69%
Ratio of expenses to average net assets prior to fees waived	0.73%	0.73%	0.73%
Ratio of net investment income to average net assets	3.14%	3.13%	3.21%
Ratio of net investment income to average net assets prior to fees waived	3.10%	3.10%	3.17%
Portfolio turnover	7%	14%	14% [5]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

58

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Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

60

Six months ended
2/29/16[1]	Year ended

(Unaudited)	8/31/15	8/31/14	8/31/13	8/31/12	8/31/11

$ 10.840	$ 10.880	$ 10.250	$ 11.080	$ 10.490	$ 10.710

0.186	0.383	0.404	0.399	0.420	0.430
0.098	(0.039)	0.628	(0.831)	0.596	(0.222)
0.284	0.344	1.032	(0.432)	1.016	0.208

(0.184)	(0.384)	(0.402)	(0.398)	(0.426)	(0.428)
(0.184)	(0.384)	(0.402)	(0.398)	(0.426)	(0.428)

$ 10.940	$ 10.840	$ 10.880	$ 10.250	$ 11.080	$ 10.490

2.55%	3.20%	10.25%	(4.06% )	9.86%	2.12%

$118,740	$122,618	$119,044	$121,232	$124,717	$108,830
0.89%	0.91%	0.89%	0.89%	0.89%	0.91%
0.99%	1.01%	0.99%	0.99%	0.97%	0.98%
3.42%	3.52%	3.82%	3.64%	3.89%	4.20%
3.32%	3.42%	3.72%	3.54%	3.81%	4.13%
7%	16%	15%	14%	13%	5%

61

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

62

Six months ended
2/29/16[1]	Year ended

(Unaudited)	8/31/15	8/31/14	8/31/13	8/31/12	8/31/11

$10.870	$10.900	$10.270	$11.100	$10.510	$10.730

0.145	0.302	0.326	0.318	0.340	0.354
0.089	(0.029)	0.628	(0.832)	0.596	(0.222)
0.234	0.273	0.954	(0.514)	0.936	0.132

(0.144)	(0.303)	(0.324)	(0.316)	(0.346)	(0.352)
(0.144)	(0.303)	(0.324)	(0.316)	(0.346)	(0.352)

$10.960	$10.870	$10.900	$10.270	$11.100	$10.510

2.17%	2.53%	9.41%	(4.77% )	9.03%	1.36%

$33,301	$32,174	$32,279	$33,140	$33,432	$26,718
1.64%	1.66%	1.64%	1.64%	1.64%	1.66%
1.74%	1.76%	1.74%	1.74%	1.72%	1.73%
2.67%	2.77%	3.07%	2.89%	3.14%	3.45%
2.57%	2.67%	2.97%	2.79%	3.06%	3.38%
7%	16%	15%	14%	13%	5%

63

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 2/29/16[1] (Unaudited)	Year ended 8/31/15	12/31/13[2] to 8/31/14

Net asset value, beginning of period	$10.840	$10.880	$10.350

Income (loss) from investment operations:
Net investment income[3]	0.199	0.410	0.312
Net realized and unrealized gain (loss)	0.089	(0.039)	0.528
Total from investment operations	0.288	0.371	0.840

Less dividends and distributions from:
Net investment income	(0.198)	(0.411)	(0.310)
Total dividends and distributions	(0.198)	(0.411)	(0.310)

Net asset value, end of period	$10.930	$10.840	$10.880

Total return[4]	2.67%	3.46%	8.21%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$21,694	$14,841	$6,470
Ratio of expenses to average net assets	0.64%	0.66%	0.64%
Ratio of expenses to average net assets prior to fees waived	0.74%	0.76%	0.74%
Ratio of net investment income to average net assets	3.67%	3.77%	4.04%
Ratio of net investment income to average net assets prior to fees waived	3.57%	3.67%	3.94%
Portfolio turnover	7%	16%	15% [5]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

64

Notes to financial statements
Delaware Investments® Minnesota Municipal Bond Funds	February 29, 2016 (Unaudited)

Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Fund. Voyageur Intermediate Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Intermediate Fund. Voyageur Mutual Funds, Voyageur Tax-Free Funds, and Voyageur Intermediate Tax-Free Funds are individually referred to as a Trust and collectively as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund (each referred to as a Fund, or collectively, as the Funds). The above Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940 (1940 Act), as amended, and offer Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and 2.75% for Delaware Tax-Free Minnesota Intermediate Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year, and 0.50% during the second year for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and 0.75% for Delaware Tax-Free Minnesota Intermediate Fund, if redeemed within the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. On May 30, 2013, Delaware Tax-Free Minnesota Intermediate Fund’s Class B shares were eliminated. Effective Sept. 25, 2014, all remaining shares of Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund’s Class B were converted to Class A shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of Delaware Tax-Free Minnesota Fund is to seek as high a level of current income exempt from federal income tax and from Minnesota state personal income taxes as is consistent with preservation of capital.

The investment objective of Delaware Tax-Free Minnesota Intermediate Fund is to seek to provide investors with preservation of capital and, secondarily, current income exempt from federal income tax and Minnesota state personal income taxes, by maintaining a dollar-weighted average effective portfolio maturity of 10 years or less.

The investment objective of Delaware Minnesota High-Yield Municipal Bond Fund is to seek a high level of current income exempt from federal income tax and from Minnesota state personal income taxes, primarily through investment in medium- and lower-grade municipal obligations.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not

65

Notes to financial statements

Delaware Investments® Minnesota Municipal Bond Funds

1. Significant Accounting Policies (continued)

available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their net asset value (NAV) per share, as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Trust’s Board of Trustees (each, a Board or collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken for all open federal income tax years (Aug. 31, 2012–Aug. 31, 2015), and has concluded that no provision for federal income tax is required in each Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – Each Fund is an investment company, whose financial statements are prepared in conformity with U.S. GAAP. Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and

66

pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended Feb. 29, 2016.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended Feb. 29, 2016, each Fund earned the following amounts under this agreement:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund

$158	$26	$43

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee, which is calculated based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund

On the first $500 million	0.550%	0.500%	0.550%
On the next $500 million	0.500%	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse each Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 fees, taxes, interest, acquired fund fees and expenses, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)), do not exceed the following percentage of each Fund’s average daily net assets from Sept. 1, 2015 through Feb. 29, 2016.1 For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by each Fund’s Board and DMC. These expense waivers and reimbursements apply only to expenses paid directly by each Fund and may only be terminated by agreement of DMC and each Fund.

67

Notes to financial statements

Delaware Investments® Minnesota Municipal Bond Funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund

Operating expense limitation as a percentage of average daily net assets (per annum)	0.60%	0.69%	0.64%

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to each Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net asset of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended Feb. 29, 2016, each Fund was charged for these services as follows:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund

$13,316	$2,424	$4,052

DIFSC is also the transfer agent and dividend disbursing agent of the Funds. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion, 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Investments Family of Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended Feb. 29, 2016, the amounts charged for each Fund was as follows:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund

$58,658	$10,678	$17,848

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are paid by each Fund and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares. DDLP has contracted to waive Delaware Tax-Free Minnesota Intermediate Fund’s

68

Class A shares to 0.15% of average daily net assets from Sept. 1, 2014 through Feb. 29, 2016.2 Each Fund pays 1.00% of the average daily net assets of the Class C shares for all the Funds. Institutional Class shares pay no distribution and service fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended Feb. 29, 2016, each Fund was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund

$5,602	$1,021	$1,698

For the six months ended Feb. 29, 2016, DDLP earned commissions on sales of each Fund’s Class A shares as follows:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund

$29,242	$3,422	$9,670

For the six months ended Feb. 29, 2016, DDLP received gross CDSC commissions on redemption of each Fund’s Class A and Class C shares. These commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund

Class A	$ —	$296	$6,974
Class C	$778	—	$ 345

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

Cross trades for the six months ended Feb. 29, 2016, were executed by each Fund pursuant to procedures adopted by the Boards designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/ trustees and/or common officers. At their regularly scheduled meetings, the Boards review such transactions for compliance with the procedures adopted by the Boards. Pursuant to these procedures, for the six months ended Feb. 29, 2016, each Fund engaged in securities purchases and securities sales as follows. There were no realized gains (losses) for the six months ended Feb. 29, 2016.

69

Notes to financial statements

Delaware Investments® Minnesota Municipal Bond Funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund

Purchases	$10,490,713	$2,050,008	$7,400,032
Sales	8,200,038	3,175,011	7,650,037

1The contractual waiver period is from Dec. 29, 2014 through Dec. 29, 2016. Prior to Dec. 29, 2014, Delaware Tax-Free Minnesota Fund’s contractual waiver was 0.65%.

2The contractual waiver period is from Dec. 29, 2014 through Dec. 29, 2016.

3. Investments

For the six months ended Feb. 29, 2016, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund

Purchases	$59,117,943	$10,267,661	$15,050,521
Sales	41,657,741	6,781,037	11,912,300

At Feb. 29, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Feb. 29, 2016, the cost and unrealized appreciation (depreciation) of investments for each Fund were as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund

Cost of investments	$536,829,556	$99,711,969	$167,459,811

Aggregate unrealized appreciation of investments	$40,065,563	$6,125,216	$8,313,012
Aggregate unrealized depreciation of investments	(915,424)	(168,649)	(316,271)

Net unrealized appreciation of investments	$39,150,139	$5,956,567	$7,996,741

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. In addition to those described below, capital loss carryforwards remaining at Aug. 31, 2015 will expire as follows:

70

Year of expiration	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund

2017	$—	$—	$83,961
2018	—	—	2,974,512

Total	$—	$—	$3,058,473

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period.

Losses incurred that will be carried forward under the Act are as follows:

	Loss carryforward character

	Short-term	Long-term

Delaware Tax-Free Minnesota Fund	$2,138,010	$624,384
Delaware Tax-Free Minnesota Intermediate Fund	145,774	—
Delaware Minnesota High-Yield Municipal Bond Fund	743,481	1,137,163

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized on the next page.

71

Notes to financial statements

Delaware Investments® Minnesota Municipal Bond Funds

3. Investments (continued)

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of Feb. 29, 2016:

Delaware Tax-Free Minnesota Fund

Securities	Level 2

Municipal Bonds	$571,979,695
Short-Term Investments	4,000,000

Total Value of Securities	$575,979,695

	Delaware Tax-Free Minnesota Intermediate Fund

Securities	Level 1	Level 2	Total

Municipal Bonds	$—	$104,606,676	$104,606,676
Short-Term Investments[1]	561,860	500,000	1,061,860

Total Value of Securities	$561,860	$105,106,676	$105,668,536

	Delaware Minnesota High-Yield Municipal Bond Fund

Securities	Level 1	Level 2	Total

Municipal Bonds	$—	$173,224,057	$173,224,057
Short-Term Investments[1]	482,495	1,750,000	2,232,495

Total Value of Securities	$482,495	$174,974,057	$175,456,552

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1 Security type is valued across multiple levels. Level 1 investments represent investment company securities while Level 2 investments represent matrix-priced investments. The amounts attributed to Level 1 investments and Level 2 investments represent the following percentages of the total market value of this security type for each Fund:

	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Short-Term Investments
Level 1	52.91%	21.61%
Level 2	47.09%	78.39%

Total	100.00%	100.00%

During the six months ended Feb. 29, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Funds. Each Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Feb. 29, 2016, there were no Level 3 investments.

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Notes to financial statements

Delaware Investments® Minnesota Municipal Bond Funds

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free Minnesota Fund		Delaware Tax-Free Minnesota Intermediate Fund		Delaware Minnesota High-Yield Municipal Bond Fund

	Six months	Year	Six months	Year	Six months	Year
	ended	ended	ended	ended	ended	ended
	2/29/16	8/31/15	2/29/16	8/31/15	2/29/16	8/31/15
Shares sold:
Class A	1,514,169	1,798,126	295,966	875,739	632,638	1,810,912
Class C	342,718	554,042	97,091	135,340	166,587	394,131
Institutional Class	424,878	1,311,449	159,726	218,794	702,425	856,436

Shares issued upon reinvestment of dividends and distributions:
Class A	537,167	1,109,147	99,338	206,393	150,040	312,703
Class B	—	74	—	—	—	126
Class C	44,076	84,130	10,943	21,032	33,967	72,841
Institutional Class	47,084	72,360	7,245	7,994	28,659	40,477

	2,910,092	4,929,328	670,309	1,465,292	1,714,316	3,487,626

Shares redeemed:
Class A	(1,935,272)	(4,572,539)	(447,850)	(1,535,695)	(1,231,435)	(1,755,989)
Class B	—	(36,119)	—	—	—	(48,250)
Class C	(140,017)	(320,507)	(41,166)	(227,258)	(122,352)	(466,331)
Institutional Class	(139,872)	(220,610)	(20,134)	(44,335)	(115,595)	(122,603)

	(2,215,161)	(5,149,775)	(509,150)	(1,807,288)	(1,469,382)	(2,393,173)

Net increase (decrease)	694,931	(220,447)	161,159	(341,996)	244,934	1,094,453

For the year ended Aug. 31, 2015, the following shares and values were converted from Class B to Class A. The amounts are included in Class B redemptions and Class A subscriptions in the tables above and the “Statements of changes in net assets.”

	Class B Shares	Year ended 8/31/15 Class A Shares	Value
Delaware Tax-Free Minnesota Fund	28,939	28,957	$366,598
Delaware Minnesota High-Yield Municipal Bond Fund	23,383	23,431	254,934

Certain shareholders may exchange shares of one class of shares for another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the tables above and the “Statements of changes in net assets.” For the six months ended Feb. 29, 2016 and year ended Aug. 31, 2015, the Funds had the following exchange transactions:

74

	Six months ended
	2/29/16
	Exchange		Exchange
	Redemptions		Subscriptions
	Class A Shares	Value	Institutional Class Shares	Value
Delaware Tax-Free Minnesota Fund	1,513	$19,049	1,517	$19,049
Delaware Minnesota High-Yield Municipal Bond Fund	858	9,313	859	9,313

			Year ended
			8/31/15
	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Value	Class A Shares	Institutional Class Shares	Value
Delaware Tax-Free Minnesota Fund	2,080	2,255	$55,257	—	4,348	$55,527
Delaware Tax-Free Minnesota Intermediate Fund	—	1,832	20,911	1,838	—	20,911
Delaware Minnesota High-Yield Municipal Bond Fund	3,147	—	34,186	—	3,154	34,186

5. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $275,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on Nov. 9, 2015.

On Nov. 9, 2015, each Fund, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.10%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. Other than the annual commitment fee, the line of credit to be used as described above operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 7, 2016.

The Funds had no amounts outstanding as of Feb. 29, 2016, or at any time during the period then ended.

75

Notes to financial statements

Delaware Investments® Minnesota Municipal Bond Funds

6. Geographic, Credit, and Market Risks

The Funds concentrate their investments in securities issued by municipalities, mainly in Minnesota, and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in U.S. territories and possessions such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands, and Guam whose bonds are also free of federal and individual state income taxes.

The value of the Funds’ investments may be adversely affected by new legislation within the state or U.S. territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund. At Feb. 29, 2016, the percentages of each Fund’s net assets insured by bond insurers are listed below, and these securities have been identified in the “Schedules of investments.”

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
8.56%	8.92%	4.38%

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P), lower than Baa3 by Moody’s Investors Service Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Each Fund may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the

76

refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Boards have delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the “Schedules of investments.”

7. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

8. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share.” The amendments in this update are effective for the Funds for fiscal years beginning after Dec. 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at NAV per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statement disclosures.

9. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Feb. 29, 2016, that would require recognition or disclosure in the Funds’ financial statements.

77

About the organization

Board of trustees

Shawn K. Lytle

President and Chief Executive Officer Delaware Investments®

Family of Funds

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Investments

Family of Funds

Private Investor

Rosemont, PA

	Ann D. Borowiec Former Chief Executive Officer Private Wealth Management J.P. Morgan Chase & Co. New York, NY Joseph W. Chow Former Executive Vice President State Street Corporation Boston, MA	John A. Fry President Drexel University Philadelphia, PA Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY

Frances A. Sevilla-Sacasa

Chief Executive Officer

Banco Itaú

International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President and Treasurer

3M Corporation

St. Paul, MN

Affiliated officers
David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Forms N-Q are available without charge on the Funds’ website at delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

78

Semiannual report

Fixed income mutual funds

Delaware Tax-Free USA Fund

Delaware Tax-Free USA Intermediate Fund

Delaware National High-Yield Municipal Bond Fund

February 29, 2016

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund at delawareinvestments.com.

Manage your investments online

●	24-hour access to your account information
●	Obtain share prices
●	Check your account balance and recent transactions
●	Request statements or literature
●	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Neither Delaware Investments nor its affiliates noted in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL). MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

Unless otherwise noted, views expressed herein are current as of Feb. 29, 2016, and subject to change for events occurring after such date.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2016 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from September 1, 2015 to February 29, 2016 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Sept. 1, 2015 to Feb. 29, 2016.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from September 1, 2015 to February 29, 2016 (Unaudited)

Delaware Tax-Free USA Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/15	Ending Account Value 2/29/16	Annualized Expense Ratio	Expenses Paid During Period 9/1/15 to 2/29/16*
Actual Fund return†
Class A	$1,000.00	$1,033.70	0.81%	$4.10
Class C	1,000.00	1,029.80	1.56%	7.87
Institutional Class	1,000.00	1,035.70	0.56%	2.83
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.84	0.81%	$4.07
Class C	1,000.00	1,017.11	1.56%	7.82
Institutional Class	1,000.00	1,022.08	0.56%	2.82

Delaware Tax-Free USA Intermediate Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/15	Ending Account Value 2/29/16	Annualized Expense Ratio	Expenses Paid During Period 9/1/15 to 2/29/16*
Actual Fund return†
Class A	$1,000.00	$1,030.90	0.75%	$3.79
Class C	1,000.00	1,027.40	1.60%	8.07
Institutional Class	1,000.00	1,031.50	0.60%	3.03
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.13	0.75%	$3.77
Class C	1,000.00	1,016.91	1.60%	8.02
Institutional Class	1,000.00	1,021.88	0.60%	3.02

Delaware National High-Yield Municipal Bond Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/15	Ending Account Value 2/29/16	Annualized Expense Ratio	Expenses Paid During Period 9/1/15 to 2/29/16*
Actual Fund return†
Class A	$1,000.00	$1,040.90	0.85%	$4.31
Class C	1,000.00	1,036.10	1.60%	8.10
Institutional Class	1,000.00	1,042.00	0.60%	3.05
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.64	0.85%	$4.27
Class C	1,000.00	1,016.91	1.60%	8.02
Institutional Class	1,000.00	1,021.88	0.60%	3.02

*	“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector / state / territory allocations

Delaware Tax-Free USA Fund	As of February 29, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.77%
Corporate Revenue Bonds	9.31%
Education Revenue Bonds	10.14%
Electric Revenue Bonds	4.68%
Healthcare Revenue Bonds	9.67%
Housing Revenue Bonds	0.90%
Lease Revenue Bonds	3.64%
Local General Obligation Bonds	9.37%
Pre-Refunded/Escrowed to Maturity Bonds	11.70%
Special Tax Revenue Bonds	11.11%
State General Obligation Bonds	9.66%
Transportation Revenue Bonds	13.42%
Water & Sewer Revenue Bonds	5.17%
Short-Term Investments	0.55%
Total Value of Securities	99.32%
Receivables and Other Assets Net of Liabilities	0.68%
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free USA Fund held bonds issued by or on behalf of territories and the states of the U.S. as follows:

State / territory	Percentage of net assets
Alabama	0.43%
Alaska	0.61%
Arizona	2.29%
California	12.07%
Colorado	1.05%
Connecticut	1.10%
Florida	1.43%
Georgia	2.44%
Illinois	4.10%
Indiana	1.28%
Kansas	1.51%
Louisiana	1.02%
Maryland	3.36%
Massachusetts	3.51%
Michigan	0.98%
Minnesota	1.65%
Mississippi	0.35%
Missouri	3.73%
Nevada	0.24%

State / territory	Percentage of net assets
New Jersey	7.68%
New York	17.69%
North Carolina	5.39%
Ohio	2.37%
Oklahoma	3.05%
Oregon	0.31%
Pennsylvania	2.05%
Texas	11.89%
U.S. Virgin Islands	0.17%
Utah	0.28%
Virginia	3.15%
Washington	1.10%
West Virginia	0.56%
Wisconsin	0.48%
Total Value of Securities	99.32%

Security type / sector / state / territory allocations

Delaware Tax-Free USA Intermediate Fund	As of February 29, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.90%
Corporate Revenue Bonds	9.47%
Education Revenue Bonds	6.41%
Electric Revenue Bonds	3.03%
Healthcare Revenue Bonds	8.17%
Lease Revenue Bonds	3.77%
Local General Obligation Bonds	10.45%
Pre-Refunded/Escrowed to Maturity Bonds	8.25%
Resource Recovery Revenue Bonds	0.08%
Special Tax Revenue Bonds	14.51%
State General Obligation Bonds	15.08%
Transportation Revenue Bonds	14.54%
Water & Sewer Revenue Bonds	5.14%
Short-Term Investments	0.56%
Total Value of Securities	99.46%
Receivables and Other Assets Net of Liabilities	0.54%
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free USA Intermediate Fund held bonds issued by or on behalf of territories and the states of the U.S. as follows:

State / territory	Percentage of net assets
Alabama	0.14%
Arizona	5.71%
California	16.91%
Colorado	0.14%
Connecticut	1.09%
Florida	1.20%
Georgia	2.29%
Guam	0.45%
Idaho	0.91%
Illinois	4.78%
Indiana	0.55%
Kansas	1.59%
Louisiana	3.37%
Maryland	4.39%
Massachusetts	1.07%
Minnesota	6.41%
Mississippi	0.28%
Missouri	1.06%
New Jersey	3.65%

State / territory	Percentage of net assets
New York	14.51%
North Carolina	1.54%
Ohio	1.71%
Oklahoma	0.16%
Oregon	2.91%
Pennsylvania	3.69%
Tennessee	0.67%
Texas	10.72%
Virginia	5.20%
Washington	1.30%
Wisconsin	1.06%
Total Value of Securities	99.46%

Security type / sector / state / territory allocations

Delaware National High-Yield Municipal Bond Fund	As of February 29, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	97.90%
Corporate Revenue Bonds	19.30%
Education Revenue Bonds	15.62%
Electric Revenue Bonds	0.79%
Healthcare Revenue Bonds	22.66%
Housing Revenue Bonds	0.83%
Lease Revenue Bonds	5.86%
Local General Obligation Bonds	4.48%
Pre-Refunded/Escrowed to Maturity Bonds	5.10%
Resource Recovery Revenue Bonds	0.71%
Special Tax Revenue Bonds	8.56%
State General Obligation Bonds	2.63%
Transportation Revenue Bonds	8.30%
Water & Sewer Revenue Bonds	3.06%
Short-Term Investments	1.95%
Total Value of Securities	99.85%
Receivables and Other Assets Net of Liabilities	0.15%
Total Net Assets	100.00%

* As of the date of this report, Delaware National High-Yield Municipal Bond Fund held bonds issued by or on behalf of territories and the states of the U.S. as follows:

State / territory	Percentage of net assets
Alabama	3.86%
Alaska	0.18%
Arizona	4.48%
California	13.26%
Colorado	1.96%
Connecticut	0.10%
Delaware	0.42%
District of Columbia	0.70%
Florida	3.98%
Georgia	0.80%
Hawaii	1.89%
Idaho	1.01%
Illinois	5.12%
Indiana	0.89%
Iowa	0.23%
Kansas	0.53%
Kentucky	1.71%
Louisiana	2.14%

State / territory	Percentage of net assets
Maine	0.18%
Maryland	2.81%
Massachusetts	0.95%
Michigan	1.48%
Minnesota	3.12%
Mississippi	0.88%
Missouri	1.17%
Nevada	0.80%
New Hampshire	0.14%
New Jersey	5.77%
New Mexico	0.05%
New York	11.84%
North Carolina	1.52%
Ohio	4.40%
Oklahoma	0.51%
Oregon	0.53%
Pennsylvania	5.83%
Puerto Rico	0.23%
South Carolina	0.50%
Texas	7.62%
Utah	0.20%
Vermont	0.11%
Virginia	1.60%
Washington	0.87%
West Virginia	1.03%
Wisconsin	2.26%
Wyoming	0.19%
Total Value of Securities	99.85%

Schedules of investments

Delaware Tax-Free USA Fund	February 29, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 98.77%

Corporate Revenue Bonds – 9.31%
Buckeye, Ohio Tobacco Settlement Financing Authority (Asset-Backed Senior Turbo) Series A-2 5.875% 6/1/47	4,145,000	$3,734,935
Golden State, California Tobacco Securitization Corporate Settlement Revenue (Asset-Backed Senior Notes) Series A-1 5.75% 6/1/47	8,025,000	7,758,971
Harris County, Texas Industrial Development Corporation Solid Waste Disposal Revenue (Deer Park Refining Project) 5.00% 2/1/23	2,955,000	3,274,110
Illinois Railsplitter Tobacco Settlement Authority
6.00% 6/1/28	6,000,000	7,183,140
6.25% 6/1/24	6,810,000	6,911,946
Indianapolis, Indiana Airport Authority Revenue Special Facilities (Federal Express Corp. Project) 5.10% 1/15/17 (AMT)	2,750,000	2,853,070
Louisiana Public Facilities Authority (LA Pellets Inc. Project) 144A 7.75% 7/1/39 (AMT)#@‡	1,500,000	903,480
Lower Alabama Gas District Series A 5.00% 9/1/46	2,050,000	2,401,309
M-S-R Energy Authority, California Gas Revenue Series A 6.125% 11/1/29	1,915,000	2,481,725
New Jersey Economic Development Authority Special Facilities Revenue (Continental Airlines, Inc. Project) Series B 5.625% 11/15/30 (AMT)	1,365,000	1,547,883
New York City, New York Industrial Development Agency Special Facilities Revenue (American Airlines - JFK International Airport) 7.75% 8/1/31 (AMT)•	2,000,000	2,075,840
New York State Liberty Development Corporation Revenue (Second Priority - Bank of America Tower)Class 3 6.375% 7/15/49	1,000,000	1,127,330
Ohio State Air Quality Development Authority Revenue (First Energy Generation) Series A 5.70% 8/1/20	1,585,000	1,777,704
Shoals, Indiana (National Gypsum Co. Project) 7.25% 11/1/43 (AMT)	1,940,000	2,177,689
Tobacco Settlement Financing Corporation, New Jersey Revenue Series 1A 5.00% 6/1/41	4,765,000	4,115,626
Valparaiso, Indiana (Pratt Paper, LLC Project) 7.00% 1/1/44 (AMT)	1,780,000	2,192,782

		52,517,540

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds – 10.14%
Bowling Green, Ohio Student Housing Revenue CFP I (State University Project) 6.00% 6/1/45	5,295,000	$5,721,089
Connecticut State Health & Educational Facilities Authority Revenue (Yale University) Series A-1 5.00% 7/1/25	3,000,000	3,305,370
Gainesville, Georgia Redevelopment Authority Educational Facilities Revenue (Riverside Military Academy Project) 5.125% 3/1/37	2,835,000	2,804,439
Louisiana Public Facilities Authority Revenue (Southwest Louisiana Charter Academy Foundation Project) Series A 8.375% 12/15/43	1,875,000	2,238,563
Marietta, Georgia Development Authority Revenue (Life University Income Project) 7.00% 6/15/39	4,200,000	4,369,974
Massachusetts State Development Finance Agency Revenue (Harvard University) Series B-2 5.25% 2/1/34	5,000,000	5,893,550
Massachusetts State Health & Educational Facilities Authority Revenue (Harvard University)
Series A 5.00% 12/15/29	5,000,000	5,787,600
Series A 5.50% 11/15/36	4,515,000	5,083,122
Missouri State Health & Educational Facilities Authority Revenue (Washington University) Series A 5.375% 3/15/39	5,000,000	5,418,400
New Jersey Economic Development Authority Revenue (Provident Group - Montclair) 5.875% 6/1/42	4,225,000	4,700,397
Pennsylvania State Higher Educational Facilities Authority Student Housing Revenue (University Properties Inc. - East Stroudsburg University of Pennsylvania) 5.00% 7/1/31	6,000,000	6,269,040
Provo, Utah Charter School Revenue (Freedom Academy Foundation Project) 5.50% 6/15/37	1,565,000	1,578,475
San Juan, Texas Higher Education Finance Authority Education Revenue (Idea Public Schools) Series A 6.70% 8/15/40	1,500,000	1,741,260
University of California Series AO 5.00% 5/15/40	2,000,000	2,342,580

		57,253,859

Electric Revenue Bonds – 4.68%
California State Department of Water Resources Series L 5.00% 5/1/20	5,000,000	5,861,450
City Public Service Board of San Antonio, Texas 5.00% 2/1/22	5,040,000	6,142,046

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Electric Revenue Bonds (continued)
City Public Service Board of San Antonio, Texas 5.25% 2/1/24	7,000,000	$8,900,290
Salt River Project Agricultural Improvement & Power District Electric Systems Revenue Series A 5.00% 12/1/35	4,610,000	5,493,875

		26,397,661

Healthcare Revenue Bonds – 9.67%
Alachua County, Florida Health Facilities Authority (Oak Hammock University) Series A 8.00% 10/1/42	1,000,000	1,241,730
Colorado Health Facilities Authority Revenue (American Baptist) 8.00% 8/1/43	2,040,000	2,450,978
(Mental Health Center Denver Project) Series A 5.75% 2/1/44	1,875,000	2,145,787
Fairfax County, Virginia Industrial Development Authority Revenue (Inova Health Services) Series A 5.50% 5/15/35	2,500,000	2,825,750
Koyukuk, Alaska Revenue (Tanana Chiefs Conference Health Care Facility Project) 7.75% 10/1/41	3,000,000	3,424,950
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project) 6.50% 5/15/37	2,190,000	2,621,342
Maricopa County, Arizona Industrial Development Authority Health Facilities Revenue (Catholic Healthcare West) Series A 6.00% 7/1/39	3,690,000	4,156,674
Michigan Finance Authority (Trinity Health) Series 2016 5.00% 12/1/33	4,655,000	5,548,527
Moon, Pennsylvania Industrial Development Authority (Baptist Homes Society Obligation) 6.125% 7/1/50	2,250,000	2,294,955
New York State Dormitory Authority Revenue Non State Supported Debt (Orange Regional Medical Center)
6.25% 12/1/37	2,250,000	2,448,113
6.50% 12/1/21	2,745,000	3,065,836
North Carolina Medical Care Commission Health Care Facilities Revenue (First Mortgage - Galloway Ridge Project) Series A 5.875% 1/1/31	1,555,000	1,658,998
(First Mortgage - Presbyterian Homes) 5.40% 10/1/27	3,260,000	3,319,723
Ohio State Higher Educational Facility Community Revenue (Cleveland Clinic Health System Obligation Group) Series A 5.25% 1/1/33	2,000,000	2,154,460

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Orange County, New York Funding Corporation Assisted Living Residence Revenue 6.50% 1/1/46	3,000,000	$3,037,560
Oregon Health & Science University Revenue (Capital Appreciation Insured) Series A 5.75% 7/1/21 (NATL-RE)^	2,000,000	1,734,060
Palm Beach County, Florida Health Facilities Authority (Sinai Residences Boca Raton Project) 7.25% 6/1/34	120,000	144,625
Series A 7.50% 6/1/49	610,000	748,043
Rochester, Minnesota (The Homestead at Rochester) Series A 6.875% 12/1/48	2,350,000	2,664,101
Southwestern Illinois Development Authority Revenue (Memorial Group Inc.) 7.125% 11/1/43	2,000,000	2,675,080
Tempe, Arizona Industrial Development Authority Revenue (Friendship Village) Series A 6.25% 12/1/46	1,000,000	1,088,720
West Virginia Hospital Finance Authority Revenue (Highland Hospital Obligation Group) 9.125% 10/1/41 @	2,900,000	3,152,155

		54,602,167

Housing Revenue Bonds – 0.90%
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Projects) Series A 6.40% 8/15/45	4,605,000	5,085,992

		5,085,992

Lease Revenue Bonds – 3.64%
New Jersey Economic Development Authority (School Facilities Construction)
Series EE 5.00% 9/1/18	770,000	828,974
Series GG 5.75% 9/1/23	100,000	112,035
New Jersey Transportation Trust Fund Authority
Series B 5.00% 6/15/21	3,235,000	3,597,320
Series B 5.50% 6/15/31	5,000,000	5,474,400
(Transportation Program) Series AA 5.00% 6/15/24	5,000,000	5,491,750
Public Finance Authority, Wisconsin Airport Facilities Revenue (AFCO Investors II Portfolio) 5.75% 10/1/31 (AMT)	2,245,000	2,289,833
St. Louis, Missouri Industrial Development Authority Leasehold Revenue (Convention Center Hotel) 5.80% 7/15/20 (AMBAC)^	3,035,000	2,732,835

		20,527,147

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Local General Obligation Bonds – 9.37%
Fairfax County, Virginia (Public Improvement) Series A 5.00% 10/1/19	9,000,000	$10,358,730
Georgetown, Texas Independent School District (School Building)
5.00% 8/15/24 (PSF)	1,430,000	1,659,544
5.00% 8/15/26 (PSF)	1,000,000	1,157,630
Los Angeles, California Community College District Series C 5.00% 8/1/25	2,500,000	3,233,525
Montgomery, Maryland Series A 5.00% 11/1/28	5,755,000	7,138,617
New York City, New York
Series A 5.00% 8/1/19	2,690,000	3,065,874
Series I-1 5.375% 4/1/36	5,000,000	5,656,400
Subseries D-1 5.00% 10/1/36	6,500,000	7,596,419
Raleigh, North Carolina Series A 5.00% 9/1/26	10,000,000	13,040,900

		52,907,639

Pre-Refunded/Escrowed to Maturity Bonds – 11.70%
Atlanta, Georgia Water & Wastewater Revenue Series A 6.25% 11/1/39-19§	5,500,000	6,585,095
Brevard County, Florida Health Facilities Authority Revenue (Health First Inc. Project) 7.00% 4/1/39-19§	4,065,000	4,828,285
Butler County, Pennsylvania Hospital Authority Revenue (Butler Health System Project) 7.125% 7/1/29-19§	2,500,000	3,015,775
California State Economic Recovery
Series A 5.25% 7/1/21-19§	1,990,000	2,290,769
(Unrefunded) Series A 5.25% 7/1/21-19§	1,140,000	1,312,300
California Statewide Communities Development Authority School Facility Revenue (Aspire Public Schools) 6.125% 7/1/46-19§	5,145,000	5,889,739
Cape Girardeau County, Missouri Industrial Development Authority Health Care Facilities Revenue (Southeast Missouri Hospital) 5.25% 6/1/16 (NATL-RE)	85,000	85,997
Greene County, Missouri Single Family Mortgage Revenue Municipal Multiplier (Private Mortgage Insurance) 11.75% 3/1/16 ^	1,225,000	1,224,988
Illinois Finance Authority Revenue (Silver Cross & Medical Centers) 7.00% 8/15/44-19§	3,000,000	3,634,830
New Jersey Economic Development Authority (School Facilities Construction) 5.00% 9/1/18	2,120,000	2,344,614

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Pre-Refunded/Escrowed to Maturity Bonds (continued)
New Jersey Economic Development Authority (School Facilities Construction) Series G 5.75% 9/1/23-21§	900,000	$1,099,611
New Jersey Educational Facilities Authority Revenue (University of Medicine & Dentistry) Series B 7.50% 12/1/32-19§	1,435,000	1,735,059
New York Dormitory Authority Revenue Non State Supported Debt (North Shore Long Island Jewish Health System) Series A 5.50% 5/1/37-19§	3,000,000	3,447,390
North Texas Tollway Authority Revenue
(First Tier) 6.00% 1/1/24-18§	2,930,000	3,214,063
(Second Tier) Series F 5.75% 1/1/38-18§	6,130,000	6,696,351
Oklahoma State Turnpike Authority Revenue (First Senior) 6.00% 1/1/22	13,535,000	17,244,673
Virgin Islands Public Finance Authority Revenue Series A 7.30% 10/1/18	900,000	989,946
Wisconsin Housing & Economic Developing Authority Revenue 6.10% 6/1/21-17 (FHA)§	390,000	416,504

		66,055,989

Special Tax Revenue Bonds – 11.11%
Brooklyn Arena Local Development, New York Pilot Revenue (Barclays Center Project) 6.50% 7/15/30	8,230,000	9,603,340
Denver, Colorado Convention Center Hotel Authority Revenue Senior 5.00% 12/1/35 (SGI)	1,305,000	1,323,322
Henderson, Nevada Local Improvement Districts No. T-18 5.30% 9/1/35	1,640,000	1,373,287
Kansas State Department of Transportation 5.00% 9/1/27	5,300,000	6,692,840
Massachusetts School Building Authority Series C 5.00% 8/15/31	2,500,000	3,044,850
Missouri State Environmental Improvement & Energy Water Pollution Control Revenue (State Revolving Fund Project) Series A 6.05% 7/1/16 (AGM)	20,000	20,103
Mosaic, Virginia District Community Development Authority Revenue Series A 6.875% 3/1/36	3,980,000	4,590,094
New Jersey Economic Development Authority Revenue 5.00% 6/15/28	2,695,000	2,885,860

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
New York City, New York Industrial Development Agency (Yankee Stadium) 7.00% 3/1/49 (AGC)	1,000,000	$1,168,150
New York City, New York Transitional Finance Authority Future Tax Secured Fiscal 2011
Series A-1 5.00% 11/1/42	10,000,000	11,666,800
Series C 5.25% 11/1/25	6,000,000	7,166,100
Series D 5.00% 2/1/26	3,000,000	3,529,770
New York State Dormitory Authority (Education) Series B 5.25% 3/15/38	6,000,000	6,738,480
Tampa, Florida Sports Authority Revenue Sales Tax (Tampa Bay Arena Project) 5.75% 10/1/20 (NATL-RE)	1,000,000	1,094,420
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue (Capital Appreciation - Sales Tax Subordinate Lien) 6.07% 6/1/21 ^	590,000	444,518
(Sales Tax - Vacation Village Project A) Series A 5.75% 9/1/32	1,365,000	1,384,096

		62,726,030

State General Obligation Bonds – 9.66%
California State 5.25% 11/1/40	3,795,000	4,431,004
Various Purposes
5.00% 9/1/22	2,180,000	2,695,897
5.00% 11/1/43	3,000,000	3,495,510
5.00% 10/1/44	2,420,000	2,821,865
6.00% 4/1/38	4,060,000	4,665,184
6.50% 4/1/33	2,570,000	3,000,578
Connecticut State Series B 5.00% 6/15/35	2,475,000	2,886,914
Maryland State Series A 5.00% 8/1/23	5,000,000	6,281,750
Minnesota State Various Purpose Series A 5.00% 8/1/23	4,500,000	5,642,775
North Carolina State Public Improvement Series A 5.00% 5/1/20	10,585,000	12,388,155
Washington State Series C 5.00% 2/1/28	5,000,000	6,214,850

		54,524,482

Transportation Revenue Bonds – 13.42%
Central Texas Regional Mobility Authority Revenue Senior Lien 6.00% 1/1/41	5,160,000	6,120,379

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Transportation Revenue Bonds (continued)
Chicago, Illinois O’Hare International Airport Series B 5.00% 1/1/33	2,345,000	$2,734,411
Maryland Economic Development Corporation Revenue (Transportation Facilities Project) Series A 5.75% 6/1/35	5,075,000	5,555,501
New Jersey Turnpike Authority
Series A 5.00% 1/1/28	5,000,000	5,997,900
Series E 5.00% 1/1/45	3,000,000	3,412,770
North Texas Tollway Authority Revenue
Series A 5.00% 1/1/34	5,000,000	5,788,000
(Unrefunded - First Tier) Series A 6.00% 1/1/24	415,000	450,001
Phoenix, Arizona Civic Improvement Corporation Airport Revenue Junior Lien Series A 5.00% 7/1/26	1,800,000	2,082,132
Port Authority of New York & New Jersey Special Project (193rd Series) 5.00% 10/15/28 (AMT)	4,000,000	4,806,360
(JFK International Air Terminal)
6.00% 12/1/42	4,735,000	5,578,161
6.50% 12/1/28	5,500,000	5,554,945
St. Louis, Missouri Airport Revenue (Lambert-St. Louis International) Series A-1 6.625% 7/1/34	5,995,000	6,905,041
Texas Private Activity Bond Surface Transportation Corporate Senior Lien (LBJ Infrastructure)
7.00% 6/30/40	5,715,000	6,922,465
7.50% 6/30/33	1,560,000	1,935,149
(NTE Mobility Partners)
6.75% 6/30/43 (AMT)	2,490,000	3,075,648
6.875% 12/31/39	5,500,000	6,499,680
7.00% 12/31/38 (AMT)	1,830,000	2,300,475

		75,719,018

Water & Sewer Revenue Bonds – 5.17%
Kansas, Missouri Sanitary Sewer System Revenue
Series A 4.00% 1/1/23	1,500,000	1,750,290
Series A 4.00% 1/1/24	2,485,000	2,914,706
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
(Fiscal 2009) Series A 5.75% 6/15/40	4,000,000	4,440,400
(Second Generation Fiscal 2013) Series CC
5.00% 6/15/47	1,975,000	2,286,596
(Second Generation Resolution Fiscal 2014) Series BB
5.00% 6/15/46	5,000,000	5,788,850

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Water & Sewer Revenue Bonds (continued)
San Antonio, Texas Water System Revenue (Junior Lien) Series A 5.00% 5/15/25	1,000,000	$1,262,170
San Francisco, California City & County Public Utilities Commission Water Revenue
Series F 5.00% 11/1/27	5,000,000	5,915,250
Southern California Water Replenishment District
5.00% 8/1/33	2,000,000	2,421,120
5.00% 8/1/34	2,000,000	2,411,800

		29,191,182

Total Municipal Bonds (cost $503,833,212)		557,508,706

Short-Term Investments – 0.55%

Variable Rate Demand Notes – 0.55%¤
Minneapolis-St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities (Children’s Health Care) Series B 0.01% 8/15/25 (AGM) (SPA – U.S. Bank N.A.)	1,000,000	1,000,000
Mississippi Business Finance Commission (Chevron USA Incorporate Project) Series C 0.01% 12/1/30	2,000,000	2,000,000
Phoenix, Arizona Industrial Development Authority (Southwest Human Development Project) 0.12% 4/1/28 (LOC – Wells Fargo Bank N.A.)	100,000	100,000

Total Short-Term Investments (cost $3,100,000)		3,100,000

Total Value of Securities – 99.32% (cost $506,933,212)		$560,608,706

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 29, 2016, the aggregate value of Rule 144A securities was $903,480, which represents 0.16% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

@	Illiquid security. At Feb. 29, 2016, the aggregate value of illiquid securities was $4,055,635, which represents 0.72% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. The rate shown is the rate as of Feb. 29, 2016.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

‡	Non-income-producing security. Security is currently in default.

●	Variable rate security. The rate shown is the rate as of Feb. 29, 2016. Interest rates reset periodically.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

FHA – Federal Housing Administration

LOC – Letter of Credit

N.A. – North America

NATL-RE – Insured by National Public Finance Guarantee Corporation

PSF – Guaranteed by Permanent School Fund

SGI – Insured by Syncora Guarantee Inc.

SPA – Stand-by Purchase Agreement

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware Tax-Free USA Intermediate Fund	February 29, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 98.90%

Corporate Revenue Bonds – 9.47%
Chesterfield County, Virginia Economic Development Authority Pollution Control Revenue (Virginia Electric & Power) Series A 5.00% 5/1/23	1,460,000	$1,645,478
Golden State, California Tobacco Securitization Corporate Settlement Revenue
(Asset-Backed) Series A 5.00% 6/1/35	4,755,000	5,543,474
(Asset-Backed Senior Notes) Series A-1 4.50% 6/1/27	9,200,000	9,234,040
Harris County, Texas Industrial Development Corporation Solid Waste Disposal Revenue (Deer Park Refining Project) 5.00% 2/1/23	2,750,000	3,046,973
Illinois Railsplitter Tobacco Settlement Authority
5.25% 6/1/20	7,160,000	8,274,454
6.25% 6/1/24	7,500,000	7,612,275
Indianapolis, Indiana Airport Authority Revenue Special Facilities (Federal Express Corp. Project) 5.10% 1/15/17 (AMT)	750,000	778,110
Louisiana Public Facilities Authority (LA Pellets Inc. Project) 144A 7.00% 7/1/24 (AMT)#@‡	1,905,000	1,147,286
Maricopa County, Arizona Corporation Pollution Control Revenue (Public Service - Palo Verde Project) Series B 5.20% 6/1/43 •	6,000,000	6,707,520
Maryland Economic Development Corporation Pollution Control Revenue (Potomac Electric Project) 6.20% 9/1/22	1,780,000	2,051,308
New Jersey Economic Development Authority Special Facilities Revenue (Continental Airlines, Inc. Project) Series B 5.625% 11/15/30 (AMT)	1,890,000	2,143,222
Ohio State Air Quality Development Authority Revenue Environmental Improvement (Pollution Control-First Energy) Series C 5.625% 6/1/18	2,370,000	2,539,976
Salt Verde, Arizona Financial Corporation Senior Gas Revenue 5.25% 12/1/24	3,050,000	3,603,423
Texas Municipal Gas Acquisition & Supply Corp I (Senior Lien) Series D 6.25% 12/15/26	5,800,000	7,077,044
Tobacco Settlement Financing Corporation, New Jersey Revenue Series 1A 4.50% 6/1/23	1,590,000	1,613,007
Tulsa, Oklahoma Airports Improvement Trust (American Airlines) 5.00% 6/1/35 (AMT)•	975,000	1,111,227

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Corporate Revenue Bonds (continued)
Wisconsin Public Finance Authority Exempt Facilities Revenue (National Gypsum) 5.25% 4/1/30 (AMT)	2,905,000	$3,035,202

		67,164,019

Education Revenue Bonds – 6.41%
California Municipal Finance Authority Educational Revenue (American Heritage Education Foundation Project) Series A 5.25% 6/1/26	1,000,000	1,003,930
California Statewide Communities Development Authority Revenue (California Baptist University) Series A 6.125% 11/1/33	2,215,000	2,446,179
California Statewide Communities Development Authority Student Housing Revenue (Irvine, LLC - UCI East Campus) 6.00% 5/15/23	3,150,000	3,457,566
Clifton, Texas Higher Education Finance Corporation Revenue (Uplift Education) Series A 6.00% 12/1/30	1,100,000	1,253,791
Connecticut State Health & Educational Facilities Authority Revenue (Yale University) Series A-1 5.00% 7/1/25	5,000,000	5,508,950
Marietta, Georgia Development Authority Revenue (Life University Income Project) 6.25% 6/15/20	775,000	813,859
Massachusetts State Development Finance Agency Revenue (Harvard University) Series B-1 5.25% 10/15/29	1,670,000	1,975,643
Massachusetts State Health & Educational Facilities Authority Revenue (Massachusetts Institute of Technology) Series M 5.25% 7/1/20	3,000,000	3,561,090
Miami-Dade County, Florida Educational Facilities Authority (University of Miami)
Series A 5.00% 4/1/30	520,000	613,746
Series A 5.00% 4/1/31	1,090,000	1,278,363
New York City, New York Trust for Cultural Resources (Whitney Museum of American Art) 5.00% 7/1/21	3,025,000	3,589,647
New York State Dormitory Authority (Non State Supported Debt - Rockefeller University) Series A 5.00% 7/1/27	1,055,000	1,199,018
(Touro College & University System) Series A 5.25% 1/1/34	1,360,000	1,521,908

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Pennsylvania State Higher Educational Facilities Authority Revenue (Drexel University) Series A 5.25% 5/1/25	5,290,000	$6,143,013
Troy, New York Capital Resource Corporation Revenue (Rensselaer Polytechnic) Series B 5.00% 9/1/18	2,500,000	2,749,425
University of North Carolina at Chapel Hill 5.00% 12/1/31	3,490,000	3,745,573
University of Texas Permanent University Fund Series B 5.00% 7/1/27	3,715,000	4,610,538

		45,472,239

Electric Revenue Bonds – 3.03%
California State Department Water Resources Power Supply Revenue
Series L 5.00% 5/1/19	6,000,000	6,818,760
Series N 5.00% 5/1/21	3,580,000	4,316,120
New York State Utility Debt Securitization Authority (Restructuring Bonds) 5.00% 12/15/33	2,190,000	2,682,137
Rochester, Minnesota Electric Utilities Revenue Series C 5.00% 12/1/18 (NATL-RE)	710,000	735,212
Salt River, Arizona Project Agricultural Improvement & Power District Electric Systems Revenue Series A 5.00% 12/1/35	5,840,000	6,959,703

		21,511,932

Healthcare Revenue Bonds – 8.17%
Arizona Health Facilities Authority (Scottsdale Lincoln Hospital Project) 5.00% 12/1/30	5,800,000	6,861,052
Berks County, Pennsylvania Hospital Authority Revenue (Reading Hospital & Medical Center Project) Series A-3 5.25% 11/1/24	4,405,000	5,028,704
California Statewide Communities Development Authority Revenue (Kaiser Permanente) Series A 5.00% 4/1/19	5,325,000	6,016,451
Capital Trust Agency, Florida (Tuscan Gardens Senior Living Center) 7.00% 4/1/35	1,630,000	1,696,488
Dauphin County, Pennsylvania General Authority Health System Revenue (Pinnacle Health System Project) Series A 6.00% 6/1/29	3,400,000	3,902,316
Illinois Finance Authority Revenue (Rush University Medical Center)
Series A 5.00% 11/15/32	2,900,000	3,372,526
Series A 5.00% 11/15/33	1,450,000	1,681,188

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Indiana Finance Authority Hospital Revenue (Industry University Health Obligation) Series A 5.00% 12/1/23	2,500,000	$3,088,800
Montgomery County, Pennsylvania Industrial Development Authority Revenue (Whitemarsh Continuing Care) 5.00% 1/1/30	870,000	900,737
Moon, Pennsylvania Industrial Development Authority (Baptist Homes Society Obligation) 5.625% 7/1/30	2,440,000	2,479,650
New York State Dormitory Authority Revenue (North Shore Long Island Jewish Health System) Series A 5.00% 5/1/23	4,000,000	4,669,280
New York State Dormitory Authority Revenue Non State Supported Debt (Orange Regional Medical Center) 6.50% 12/1/21	2,000,000	2,233,760
North Carolina Medical Care Commission Health Care Facilities Revenue (First Mortgage - Presbyterian Homes) 5.40% 10/1/27	780,000	794,290
Ohio State Higher Educational Facilities Commission Revenue (Cleveland Clinic Health System Obligation Group)
Series A 5.00% 1/1/17	2,000,000	2,075,240
Series A 5.00% 1/1/18	1,000,000	1,078,990
Palm Beach County, Florida Health Facilities Authority Revenue (Sinai Residences Boca Raton Project-Entrance Fee) Series B 6.25% 6/1/23	925,000	982,988
Rochester, Minnesota Health Care Facilities Revenue (Mayo Clinic)
Series A 4.00% 11/15/30 ●	3,800,000	4,122,772
Series C 4.50% 11/15/38 ●	2,540,000	2,977,566
Southwestern Illinois Development Authority (Memorial Group) 7.125% 11/1/30	2,190,000	3,014,557
Washington State Housing Finance Commission (Heron’s Key)
Series A 144A 6.50% 7/1/30 #	455,000	476,672
Series A 144A 6.75% 7/1/35 #	465,000	488,589

		57,942,616

Lease Revenue Bonds – 3.77%
California Statewide Communities Development Authority Revenue (Lancer Plaza Project) 5.125% 11/1/23	690,000	733,546
Idaho Building Authority Revenue (Health & Welfare Project) Series A 5.00% 9/1/24	2,800,000	3,390,016

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Lease Revenue Bonds (continued)
Los Angeles County, California (Disney Concert Hall Parking) 5.00% 3/1/23	2,395,000	$2,932,438
Minnesota State General Fund Revenue Series A 5.00% 6/1/27	3,265,000	3,937,884
New Jersey Economic Development Authority (School Facilities Construction) Series EE 5.00% 9/1/18	665,000	715,932
New Jersey State Transportation Trust Fund Authority Series B 5.50% 6/15/31	5,000,000	5,474,400
New York Liberty Development Revenue (World Trade Center Project) Class 2-3 144A 5.15% 11/15/34 #	4,665,000	5,031,109
Public Finance Authority, Wisconsin Airport Facilities Revenue (AFCO Investors II Portfolio) 5.00% 10/1/23 (AMT)	2,645,000	2,675,206
Public Finance Authority, Wisconsin Exempt Revenue (Celanese Project) Series A 5.00% 1/1/24 (AMT)	1,605,000	1,814,260

		26,704,791

Local General Obligation Bonds – 10.45%
Chesterfield County, Virginia Series B 5.00% 1/1/22	4,070,000	4,957,504
Chicago, Illinois Series C 5.00% 1/1/26	2,520,000	2,572,870
Columbus, Ohio Series 1 5.00% 7/1/23	2,535,000	3,166,418
Conroe, Texas Independent School District 5.00% 2/15/25 (PSF)	3,865,000	4,474,549
Fairfax County, Virginia Public Improvement Revenue Series B 5.00% 4/1/23	2,895,000	3,616,550
Fort Worth, Texas Independent School District (School Building) 5.00% 2/15/27 (PSF)	2,000,000	2,446,760
Henrico County, Virginia Refunding Public Improvement 5.00% 7/15/19	4,000,000	4,571,240
Houston, Texas Refunding & Public Improvement Series A 5.25% 3/1/28	5,000,000	5,444,650
Montgomery, Maryland Series A 5.00% 11/1/28	7,255,000	8,999,247
New York City, New York
Series A-1 5.00% 8/1/19	3,500,000	3,722,775
Series E 5.00% 8/1/23	3,685,000	4,555,139
Subseries D-1 5.00% 10/1/30	4,000,000	4,733,080
Raleigh, North Carolina Series A 5.00% 9/1/24	5,000,000	6,369,800

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Local General Obligation Bonds (continued)
San Francisco, California Bay Area Rapid Transit District (Election 2004) Series D 5.00% 8/1/31	5,975,000	$7,368,669
Washington County, Maryland Suburban Sanitary Commission (Consolidated Public Improvement) Second Series 5.00% 6/1/22	5,750,000	7,079,227

		74,078,478

Pre-Refunded/Escrowed to Maturity Bonds – 8.25%
Arizona Water Infrastructure Finance Authority Revenue (Water Quality) Series A 5.00% 10/1/21-18§	2,430,000	2,698,248
Atlanta, Georgia Water & Wastewater Revenue Series A 6.00% 11/1/25-19§	2,925,000	3,475,661
Bay Area, California Toll Bridge Authority Revenue (San Francisco Bay Area) Series F1 5.00% 4/1/34-18§	1,665,000	1,817,214
Butler County, Pennsylvania Hospital Authority Revenue (Butler Health System Project) 7.125% 7/1/29-19§	2,250,000	2,714,197
California State Economic Recovery Series A 5.25% 7/1/21-19§	1,740,000	2,002,984
(Unrefunded) Series A 5.25% 7/1/21-19§	1,000,000	1,151,140
California Statewide Communities Development Authority Revenue (California Statewide Inland Regulatory Control Project) 5.25% 12/1/27-17§	3,605,000	3,898,555
Fairfax County, Virginia Public Improvement Revenue Series A 5.00% 4/1/20-18 (State Aid Withholding)§	5,000,000	5,454,350
Idaho Housing & Finance Association Grant Revenue (Antic Federal Highway Transportation) Series A 5.25% 7/15/21-18 (AGC)§	2,760,000	3,057,169
Maryland State & Local Facilities Loan Capital Improvement First Series 5.00% 3/15/19-17§	3,675,000	3,849,048
Metropolitan New York Transportation Authority Revenue Series 2008C 6.50% 11/15/28-18§	2,135,000	2,470,451
Minneapolis, Minnesota Health Care System Revenue (Fairview Health Services) Series A 6.375% 11/15/23-18§	3,710,000	4,265,980
Minneapolis, Minnesota Revenue (National Marrow Donor Program Project) 5.00% 8/1/18	2,500,000	2,756,450
New Jersey Economic Development Authority (School Facilities Construction) 5.00% 9/1/18	1,820,000	2,012,829

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Pre-Refunded/Escrowed to Maturity Bonds (continued)
New York State Environmental Facilities Corporation Revenue (Revolving Funds Pooled Financing) Series D 5.00% 9/15/23-17§	3,360,000	$3,594,024
North Texas Tollway Authority Revenue (First Tier) 6.00% 1/1/20-18§	3,440,000	3,773,508
Pennsylvania Economic Development Financing Authority Health System Revenue (Albert Einstein Healthcare) Series A 6.25% 10/15/23-19§	670,000	772,443
St. Louis Park, Minnesota Health Care Facilities Revenue (Nicollet Health Services) Series C 5.50% 7/1/18	4,240,000	4,711,785
Texas Transportation Commission State Highway Fund Revenue (First Tier) 5.00% 4/1/18-17§	1,700,000	1,783,351
Virginia State Series B 5.00% 6/1/23-18§	2,000,000	2,195,180

		58,454,567

Resource Recovery Revenue Bonds – 0.08%
Jefferson County, New York Industrial Development Agency Solid Waste Disposal Revenue (Green Bond)
144A 4.75% 1/1/20 (AMT)#	35,000	34,798
144A 5.25% 1/1/24 (AMT)#	510,000	503,207

		538,005

Special Tax Revenue Bonds – 14.51%
Atlanta, Georgia Development Authority (Senior Lien) Series A-1 5.25% 7/1/40	1,870,000	2,197,082
Baltimore, Maryland Convention Center Hotel Revenue Subordinated Series B 5.00% 9/1/16	200,000	201,244
Brooklyn Arena Local Development, New York Pilot Revenue (Barclays Center Project) 6.50% 7/15/30	5,500,000	6,417,785
Celebration Pointe, Florida Community Development District
4.75% 5/1/24	725,000	738,507
5.00% 5/1/34	880,000	896,817
Dallas, Texas Convention Center Hotel Development Revenue
Series A 5.00% 1/1/24	3,420,000	3,751,398
Series A 5.25% 1/1/23	5,375,000	5,933,033

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
Ernest N Morail-New Orleans, Louisiana Exhibition Hall Authority Special Tax Revenue 5.00% 7/15/26	2,330,000	$2,712,632
Guam Government Limited Obligation Revenue (Section 30)
Series A 5.375% 12/1/24	1,750,000	1,947,820
Series A 5.625% 12/1/29	1,125,000	1,250,370
Harris County-Houston, Texas Sports Authority (Senior Lien) Series A 5.00% 11/15/30	1,805,000	2,116,489
Kansas State Department of Transportation 5.00% 9/1/29	7,315,000	9,122,390
Louisiana State Citizens Property Insurance Corporation Assessment Revenue Series C-2 6.75% 6/1/26 (AGC)	6,350,000	7,168,388
Louisiana State Highway Improvement Revenue Series A 5.00% 6/15/29	5,195,000	6,310,159
Massachusetts School Building Authority Series C 5.00% 8/15/29	1,630,000	2,020,662
New Jersey State Economic Development Authority Revenue
5.00% 6/15/22	1,750,000	1,955,135
5.00% 6/15/23	1,250,000	1,377,713
(School Facilities Construction) Series AA 5.50% 12/15/29	4,580,000	4,999,894
New York City, New York Transitional Finance Authority Future Tax Secured 5.00% 11/1/23	2,865,000	3,580,391
Subseries A-1 5.00% 11/1/20	2,860,000	3,386,126
Subseries C 5.00% 11/1/27	4,150,000	5,083,625
Subseries E-1 5.00% 2/1/26	4,020,000	4,788,664
New York State Local Government Assistance Corporation Subordinate Lien Series A 5.00% 4/1/20	3,360,000	3,929,520
Oregon State Lottery
Series C 5.00% 4/1/22	3,750,000	4,591,125
Series C 5.00% 4/1/24	3,550,000	4,466,184
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue Refunding & Improvement (Francis Place Redevelopment Project) 5.625% 11/1/25	1,000,000	1,003,290
St. Joseph, Missouri Industrial Development Authority Tax Increment Revenue (Shoppes at North Village Project) Series B 5.375% 11/1/23	810,000	811,426

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
Virginia Commonwealth Transportation Board (Gans-Garvee) 5.00% 3/15/24	6,500,000	$7,951,060
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue (Capital Appreciation - Sales Tax Subordinate Lien ) 6.07% 6/1/21 ^	600,000	452,052
(Sales Tax - Vacation Village Project A) Series A 5.00% 9/1/27	1,700,000	1,719,941

		102,880,922

State General Obligation Bonds – 15.08%
California State
5.00% 2/1/20	4,250,000	4,935,143
Series C 5.00% 9/1/30	5,985,000	7,325,221
(Various Purposes)
5.00% 10/1/18	5,000,000	5,562,900
5.00% 11/1/19	5,245,000	6,051,524
5.00% 10/1/24	2,935,000	3,712,599
5.25% 9/1/28	7,750,000	9,239,550
Connecticut State Series C 5.00% 11/1/24	2,000,000	2,219,000
Georgia State Series A-1 5.00% 2/1/24	5,000,000	6,314,850
Minnesota State (Various Purpose)
Series A 5.00% 8/1/19	2,020,000	2,310,496
Series A 5.00% 8/1/23	3,600,000	4,514,220
Series F 5.00% 10/1/22	8,000,000	9,900,240
New Jersey State Series Q 5.00% 8/15/19	5,000,000	5,612,850
New York State Series A 5.00% 2/15/28	5,000,000	5,882,450
Oregon State Series L 5.00% 5/1/26	6,000,000	7,180,020
State of Maryland Series 2-C 5.00% 8/1/22	5,000,000	6,177,400
Texas State (Transportation Commission Highway) 5.00% 4/1/29	4,300,000	5,217,835
Virginia State Series D 5.00% 6/1/19	5,715,000	6,503,898
Washington State Series R-2015E 5.00% 7/1/31	3,250,000	3,887,813

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

State General Obligation Bonds (continued)
Washington State (Various Purposes) Series 2015-A-1 5.00% 8/1/30	3,595,000	$4,328,164

		106,876,173

Transportation Revenue Bonds – 14.54%
Broward County, Florida Airport System Revenue Series O 5.375% 10/1/29	2,000,000	2,287,300
Central Texas Turnpike System Series C 5.00% 8/15/33	1,750,000	1,999,970
Chicago, Illinois O’Hare International Airport Revenue
Series B 5.00% 1/1/30	2,665,000	3,153,228
Series B 5.00% 1/1/33	1,520,000	1,772,411
(General-Airport-Third Lien) Series C 5.25% 1/1/28	2,150,000	2,410,301
Dallas-Fort Worth, Texas International Airport Revenue Series A 5.00% 11/1/22	680,000	701,726
Houston, Texas Airports Commission Revenue Series B
5.00% 7/1/25	1,000,000	1,178,640
5.00% 7/1/26	3,000,000	3,535,920
Maryland State Economic Development Corporation Revenue (Transportation Facilities Project) Series A 5.375% 6/1/25	2,535,000	2,754,708
Memphis-Shelby County, Tennessee Airport Authority Revenue Series D 5.00% 7/1/24	4,110,000	4,784,533
Metropolitan New York Transportation Authority Revenue Series 2008C 6.50% 11/15/28	725,000	838,912
Metropolitan, New York Transportation Authority Revenue Series A 5.00% 11/15/18	2,500,000	2,787,825
Minneapolis - St. Paul, Minnesota Metropolitan Airports Commission Senior Series A 5.00% 1/1/22 (AMBAC)	5,000,000	5,190,650
New Orleans, Louisiana Aviation Board
Series B 5.00% 1/1/32 (AGM) (AMT)	2,900,000	3,296,604
Series B 5.00% 1/1/33 (AGM) (AMT)	2,900,000	3,282,307
New York State Thruway Authority Revenue Series J 5.00% 1/1/27	5,705,000	6,917,826
North Texas Tollway Authority Revenue (First Tier) 6.00% 1/1/20	485,000	529,537
Pennsylvania State Turnpike Commission Revenue Subordinate Series A-1 5.00% 12/1/29	3,590,000	4,206,439

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Transportation Revenue Bonds (continued)
Phoenix, Arizona Civic Improvement Corporation Airport Revenue (Junior Lien)
Series A 5.00% 7/1/26	7,500,000	$8,675,550
Series A 5.00% 7/1/33	3,355,000	3,945,681
Port Authority of New York & New Jersey (194th Series) 5.00% 10/15/32	5,000,000	6,068,350
Port Authority of New York & New Jersey Special Project (JFK International Air Terminal) 6.50% 12/1/28	8,300,000	8,382,917
Sacramento County, California Airport System Revenue 5.00% 7/1/24	1,425,000	1,648,027
(PFC/Grant) Series D 5.50% 7/1/28	2,020,000	2,230,807
San Francisco, California City & County Airports Commission Series D 5.00% 5/1/25	2,000,000	2,396,700
St. Louis, Missouri Airport Revenue (Lambert-St. Louis International) Series A-1 6.125% 7/1/24	3,780,000	4,339,213
Texas Private Activity Bond Surface Transportation Corporate Senior Lien Revenue (LBJ Infrastructure) 7.50% 6/30/33	3,625,000	4,496,740
(NTE Mobility Partners)
7.00% 12/31/38 (AMT)	3,750,000	4,714,087
7.50% 12/31/31	3,765,000	4,568,602

		103,095,511

Water & Sewer Revenue Bonds – 5.14%
Atlanta, Georgia Water & Wastewater Revenue Series B 5.50% 11/1/23 (AGM)	3,000,000	3,445,080
California State Department of Water Resources Center Valley Project Series AS 5.00% 12/1/29	2,695,000	3,332,394
Central Arizona Water Conservation District (Central Arizona Project)
4.00% 1/1/25	600,000	705,798
5.00% 1/1/24	275,000	342,702
Columbus, Ohio Sewerage Revenue (System) 5.00% 6/1/30	2,600,000	3,232,606
Kansas City, Missouri Sanitary Sewer System Revenue Series A 4.00% 1/1/22	1,200,000	1,390,380
New York State Environmental Facilities Corporation Revenue (State Clean Water & Drinking Water Revolving Foundation) Series A 5.00% 6/15/22	1,405,000	1,548,830

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Water & Sewer Revenue Bonds (continued)
Portland, Oregon Sewer System Revenue (First Lien) Series A 5.00% 6/15/18	4,000,000	$4,404,640
Sacramento, California Water Revenue 5.00% 9/1/26	3,160,000	3,815,194
San Antonio, Texas Water System Revenue (Junior Lien)
Series A 5.00% 5/15/21	1,000,000	1,198,140
Series A 5.00% 5/15/22	1,765,000	2,151,888
San Francisco, California City & County Public Utilities Commission Water Revenue Sub Series A 5.00% 11/1/27	7,430,000	9,049,517
Southern California Water Replenishment District
5.00% 8/1/28	380,000	475,844
5.00% 8/1/29	540,000	671,576
5.00% 8/1/30	540,000	666,473

		36,431,062

Total Municipal Bonds (cost $653,259,898)		701,150,315

Short-Term Investments – 0.56%

Variable Rate Demand Notes – 0.56%¤
Colorado Educational & Cultural Facilities Authority (National Jewish Federation Bond Program) Series D3 0.01% 12/1/37 (LOC-JPMorgan Chase Bank N. A.)	1,000,000	1,000,000
Mississippi Business Finance Commission (Chevron USA Incorporate Project) Series F 0.01% 12/1/30	2,000,000	2,000,000
Mobile County, Alabama Industrial Development Authority (ExxonMobil Project) 0.01% 7/15/32	1,000,000	1,000,000

Total Short-Term Investments (cost $4,000,000)		4,000,000

Total Value of Securities – 99.46% (cost $657,259,898)		$705,150,315

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 29, 2016, the aggregate value of Rule 144A securities was $7,681,661, which represents 1.08% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

@	Illiquid security. At Feb. 29, 2016, the aggregate value of illiquid securities was $1,147,286, which represents 0.16% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. The rate shown is the rate as of Feb. 29, 2016.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

‡	Non-income-producing security. Security is currently in default.

•	Variable rate security. The rate shown is the rate as of Feb. 29, 2016. Interest rates reset periodically.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

LOC – Letter of Credit

N.A. – North America

NATL-RE – Insured by National Public Finance Guarantee Corporation

PSF – Guaranteed by Permanent School Fund

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware National High-Yield Municipal Bond Fund	February 29, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 97.90%

Corporate Revenue Bonds – 19.30%
Allegheny County, Pennsylvania Industrial Development Authority Revenue (Environmental Improvement - U.S. Steel Corp. Project) 5.75% 8/1/42 (AMT)	2,790,000	$1,598,196
Buckeye, Ohio Tobacco Settlement Financing Authority (Asset-Backed Senior Turbo)
Series A-2 5.875% 6/1/47	28,340,000	25,536,324
Series A-2 6.50% 6/1/47	8,405,000	8,142,260
Build NYC Resource, New York (Pratt Paper Inc. Project) 144A 5.00% 1/1/35 (AMT)#	2,950,000	3,187,977
California Pollution Control Financing Authority Revenue (Poseidon Resources) 144A 5.00% 7/1/37 (AMT)#	5,000,000	5,482,400
California State Enterprise Development Authority Revenue (Sunpower Corp.- Recovery Zone Facility) 8.50% 4/1/31	1,000,000	1,143,370
Cloquet, Minnesota Pollution Control Revenue (Potlatch Corp. Project) 5.90% 10/1/26	3,605,000	3,609,362
Columbus County, North Carolina Industrial Facilities & Pollution Control Financing (International Paper Co. Project) Series A 5.70% 5/1/34	1,000,000	1,133,850
Gaston County, North Carolina Industrial Facilities & Pollution Control Financing Authority Exempt Facilities (National Gypsum Co. Project) 5.75% 8/1/35 (AMT)	3,085,000	3,090,985
Golden State, California Tobacco Securitization Corporate Settlement Revenue (Asset-Backed Senior Notes)
Series A-1 5.125% 6/1/47	5,000,000	4,488,650
Series A-1 5.75% 6/1/47	10,735,000	10,379,135
Houston, Texas Airport System Revenue Series B-1 5.00% 7/15/35 (AMT)	5,000,000	5,327,150
(Special Facilities Continental Airlines) Series A 6.625% 7/15/38 (AMT)	2,000,000	2,314,460
(United Airlines Inc.) 5.00% 7/1/29 (AMT)	1,150,000	1,252,063
Illinois Railsplitter Tobacco Settlement Authority
5.50% 6/1/23	2,010,000	2,372,644
6.00% 6/1/28	1,455,000	1,741,911
6.25% 6/1/24	2,635,000	2,674,446
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Westlake Chemical Corp.) Series A-1 6.50% 11/1/35	3,000,000	3,517,410
Louisiana Public Facilities Authority (LA Pellets Inc. Project) 144A 7.75% 7/1/39 (AMT)#@‡	4,000,000	2,409,280

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Corporate Revenue Bonds (continued)
Louisiana Public Facilities Authority (LA Pellets Inc. Project) Series A 8.375% 7/1/39 (AMT)@‡	3,500,000	$2,107,665
Lower Alabama Gas District Series A 5.00% 9/1/46	4,130,000	4,837,758
Michigan Tobacco Settlement Financing Authority Revenue Asset-Backed Series A 6.00% 6/1/48	555,000	505,150
M-S-R Energy Authority, California Gas Revenue Series A 6.50% 11/1/39	2,500,000	3,498,525
New Jersey Economic Development Authority Special Facility Revenue (Continental Airlines Inc. Project) 5.25% 9/15/29 (AMT)	4,000,000	4,392,880
Series B 5.625% 11/15/30 (AMT)	1,270,000	1,440,155
New York City, New York Industrial Development Agency Special Facilities Revenue (American Airlines - JFK International Airport) 7.75% 8/1/31 (AMT)•	1,000,000	1,037,920
New York Liberty Development Corporation Revenue (Goldman Sachs Headquarters) 5.25% 10/1/35	10,000,000	12,240,800
(Second Priority - Bank of America Tower) Class 3 6.375% 7/15/49	2,000,000	2,254,660
Nez Perce County, Idaho (Potlatch Project) 6.00% 10/1/24	3,310,000	3,314,005
Ohio State Water Development Authority (First Energy Nuclear Generation) Series B 4.00% 12/1/33 •	5,000,000	5,229,350
Pennsylvania Economic Development Financing Authority (National Gypsum) 5.50% 11/1/44 (AMT)	4,500,000	4,682,745
Pima County, Arizona Industrial Development Authority Pollution Control Revenue (Tucson Electric Power) Series A 5.25% 10/1/40	500,000	555,010
Port of Seattle, Washington Industrial Development Corporation Special Facilities Revenue (Delta Airlines) 5.00% 4/1/30 (AMT)	2,000,000	2,135,040
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	13,015,000	15,419,261
5.25% 12/1/27	2,235,000	2,678,424
5.25% 12/1/28	1,050,000	1,259,286
5.50% 12/1/29	765,000	941,241
Shoals, Indiana (National Gypsum Co. Project) 7.25% 11/1/43 (AMT)	1,625,000	1,824,095

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Corporate Revenue Bonds (continued)
Sweetwater County, Wyoming Solid Waste Disposal Revenue (FMC Corp. Project) 5.60% 12/1/35 (AMT)	1,000,000	$1,003,710
Texas Municipal Gas Acquisition & Supply Corp I (Senior Lien) Series D 6.25% 12/15/26	14,460,000	17,643,803
Tobacco Settlement Financing Authority Revenue, New York (Revenue Asset Backed) Series B 5.00% 6/1/21	3,860,000	3,907,671
Tobacco Settlement Financing Corporation, Louisiana Asset-Backed Note Series A 5.25% 5/15/35	2,540,000	2,847,111
Tobacco Settlement Financing Corporation, New Jersey Series 1A 5.00% 6/1/41	20,430,000	17,645,800
TSASC, New York Revenue (Asset-Backed) Series 1 5.125% 6/1/42	485,000	446,229
Tulsa, Oklahoma Municipal Airport Trust Revenue
Series A 5.50% 6/1/35 (AMT)	2,000,000	2,188,500
(American Airlines) 5.00% 6/1/35 (AMT)•	3,000,000	3,419,160
Valparaiso, Indiana (Pratt Paper LLC Project) 7.00% 1/1/44 (AMT)	2,865,000	3,529,393

		212,387,220

Education Revenue Bonds – 15.62%
Arizona State University Series D 5.00% 7/1/46	2,500,000	2,897,900
Arlington, Texas Higher Education Finance (Arlington Classic Academy) 7.65% 8/15/40	1,000,000	1,116,730
Bowling Green, Ohio Student Housing Revenue CFP I (State University Project) 6.00% 6/1/45	1,215,000	1,312,771
Buffalo & Erie County, New York Industrial Land Development Corporation Revenue (Medaille College Project) 5.25% 4/1/35	1,460,000	1,485,054
Build NYC Resource, New York
5.00% 11/1/39	1,000,000	1,041,640
5.50% 11/1/44	2,500,000	2,682,150
(Albert Einstein School of Medicine) 144A
5.50% 9/1/45 #	4,000,000	4,355,000
Burbank, Illinois (Intercultural Montessori Language) 144A
6.25% 9/1/45 #	4,000,000	4,156,760
California Municipal Finance Authority Revenue (California Baptist University) Series A 144A
5.50% 11/1/45 #	4,000,000	4,154,720
(Julian Charter School Project) Series A 144A
5.625% 3/1/45 #	7,500,000	7,699,725

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
California Municipal Finance Authority Revenue (Partnership Uplift Community Project) Series A 5.25% 8/1/42	1,700,000	$1,790,780
(Santa Rosa Academy Project) Series A 6.00% 7/1/42	1,250,000	1,341,637
(Southwestern Law School) 6.50% 11/1/41	1,500,000	1,798,545
California School Finance Authority (Alliance College-Ready Public Schools)
144A 5.00% 7/1/35 #	1,000,000	1,091,080
144A 5.00% 7/1/45 #	3,000,000	3,224,460
(Aspire Public Schools)
Series A 144A 5.00% 8/1/35 #	585,000	665,046
Series A 144A 5.00% 8/1/40 #	605,000	675,730
(New Designs Charter School) Series A 5.50% 6/1/42	2,650,000	2,754,807
(View Park Elementary & Middle Schools)
5.875% 10/1/44	1,000,000	1,076,710
6.00% 10/1/49	720,000	778,781
California State University (Systemwide) Series A 5.00% 11/1/17	4,570,000	4,920,473
California Statewide Communities Development Authority Charter School Revenue (Green Dot Public Schools) Series A 7.25% 8/1/41	1,915,000	2,220,653
California Statewide Communities Development Authority Revenue (California Baptist University Project) 7.50% 11/1/41	1,000,000	1,177,080
Series A 5.50% 11/1/38	2,000,000	2,043,780
Capital Trust Agency, Florida (River City Education Services Inc. Project)
5.375% 2/1/35	870,000	886,626
5.625% 2/1/45	1,500,000	1,523,580
Clifton, Texas Higher Education Finance Corporation Revenue
(Idea Public Schools) 5.75% 8/15/41	1,000,000	1,120,640
(Uplift Education) Series A 6.25% 12/1/45	1,000,000	1,146,070
Colorado Educational & Cultural Facilities Authority Revenue
(Charter School - Community Leadership Academy) 7.45% 8/1/48	2,000,000	2,385,920
(Skyview Charter School) 144A 5.375% 7/1/44 #	500,000	534,230
District of Columbia
(KIPP Charter School) 6.00% 7/1/48	1,450,000	1,672,415
(Provident Group - Howard Properties) 5.00% 10/1/35	2,500,000	2,520,850

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
East Hempfield Township, Pennsylvania Industrial Development Authority (Student Services Income - Student Housing Project) 5.00% 7/1/30	1,000,000	$1,082,030
Gainesville, Georgia Redevelopment Authority Educational Facilities Revenue (Riverside Military Academy Project)
5.125% 3/1/27	2,800,000	2,806,104
5.125% 3/1/37	2,000,000	1,978,440
Hawaii State Department of Budget & Finance
Series A 144A 5.00% 1/1/45 #	1,500,000	1,520,235
(Hawaii University) Series A 6.875% 7/1/43	2,000,000	2,264,220
Henderson, Nevada Public Improvement Trust (Touro College & University System) 5.50% 1/1/44	2,000,000	2,141,240
Idaho Housing & Finance Association Series A 5.00% 6/1/50	1,000,000	1,006,550
(Idaho Arts Charter School Incorporate) 144A
5.00% 12/1/36 #	615,000	639,514
(North Star Charter School)
Series A 6.75% 7/1/48	529,150	533,674
Series B 144A 5.00% 7/1/49 #^	2,888,155	274,057
Illinois Finance Authority Charter School Revenue (Uno Charter School) Series A 7.125% 10/1/41	1,000,000	1,100,100
Illinois Finance Authority Revenue (Lake Forest College) Series A 6.00% 10/1/48	1,000,000	1,097,820
(Rogers Park Montessori)
6.00% 2/1/34	675,000	719,584
6.125% 2/1/45	1,800,000	1,905,696
Illinois Finance Authority Student Housing Revenue (Dekalb II - Northern Illinois University Project) 6.875% 10/1/43	1,000,000	1,158,020
Indiana State Finance Authority Revenue Educational Facilities (Drexel Foundation - Thea Bowman Academy Charter School) Series A 7.00% 10/1/39 @	1,000,000	972,950
Kanawha, West Virginia (West Virginia University Foundation Project) 6.75% 7/1/45	2,500,000	2,860,675
Louisiana Public Facilities Authority Revenue (Lake Charles Charter Academy Foundation Project) 8.00% 12/15/41	1,500,000	1,715,685
(Southwest Louisiana Charter Academy Foundation Project) Series A 8.375% 12/15/43	2,500,000	2,984,750

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Marietta, Georgia Development Authority Revenue (Life University Income Project) 7.00% 6/15/39	2,845,000	$2,960,137
Maryland State Economic Development Corporation Student Housing Revenue (University of Maryland College Park Projects) 5.75% 6/1/33	1,130,000	1,257,871
Maryland State Health & Higher Educational Facilities Authority Revenue (Patterson Park Public Charter School) Series A 6.125% 7/1/45	1,000,000	1,059,320
Massachusetts State Development Finance Agency Revenue (Harvard University) Series B-1 5.00% 10/15/20	1,510,000	1,790,060
Massachusetts State Health & Educational Facilities Authority Revenue (Springfield College) 5.625% 10/15/40	1,000,000	1,101,420
Miami-Dade County, Florida Industrial Development Authority
(Youth Co-Op Charter School)
Series A 144A 5.75% 9/15/35 #	1,000,000	1,025,810
Series A 144A 6.00% 9/15/45 #	1,000,000	1,026,260
Michigan Finance Authority Limited Obligation Revenue (Higher Education Thomas M Cooley) 144A 6.75% 7/1/44 #	3,500,000	3,711,085
(Public School Academy) (Old Redford) Series A 6.50% 12/1/40	900,000	928,017
(Public School Academy) (University Learning) 7.50% 11/1/40	1,000,000	1,081,360
(Public School Academy) (Voyageur) 8.00% 7/15/41	1,250,000	1,129,213
Michigan Public Educational Facilities Authority Revenue (Limited-Obligation-Landmark Academy) 7.00% 12/1/39	950,000	981,635
Minnesota Higher Education Facilities Authority Revenue (Bethel University) Series 6-R 5.50% 5/1/37	1,000,000	1,020,180
Nevada State Department of Business & Industry (Somerset Academy)
Series A 144A 5.00% 12/15/35 #	1,595,000	1,623,327
Series A 144A 5.125% 12/15/45 #	2,515,000	2,536,000
New Jersey Economic Development Authority Revenue (Provident Group - Montclair) 5.875% 6/1/42	1,500,000	1,668,780
New Jersey State Higher Education Student Assistance Authority Student Loan Revenue Series 1B 5.75% 12/1/39 (AMT)	1,250,000	1,374,025

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
New York State Dormitory Authority (Touro College & University System) Series A 5.50% 1/1/44	2,875,000	$3,164,139
North Texas Education Finance Revenue (Uplift Education) Series A 5.25% 12/1/47	2,100,000	2,232,069
Oregon State Facilities Authority Revenue (Concordia University Project)
Series A 144A 6.125% 9/1/30 #	900,000	962,226
Series A 144A 6.375% 9/1/40 #	500,000	539,625
Pennsylvania State Higher Educational Facilities Authority Revenue
(Edinboro University Foundation) 5.80% 7/1/30	1,300,000	1,399,463
(Edinboro University) 6.00% 7/1/42	1,000,000	1,046,460
(Foundation Indiana University) Series A 1.06% 7/1/39 (SGI)●	2,400,000	1,913,568
Philadelphia, Pennsylvania Authority for Industrial Development Revenue (1st Philadelphia Preparatory) 7.25% 6/15/43	1,230,000	1,457,206
(Discovery Charter School Project)
5.875% 4/1/32	450,000	433,885
6.25% 4/1/37	200,000	195,634
(Global Leadership Academy Project) 6.375% 11/15/40	1,000,000	1,071,490
(Green Woods Charter School) Series A 5.75% 6/15/42	1,600,000	1,694,064
(New Foundation Charter School Project) 6.625% 12/15/41	1,000,000	1,122,660
(Tacony Academy Charter School Project) 7.00% 6/15/43	1,540,000	1,774,942
Phoenix, Arizona Industrial Development Authority Revenue
(Basic Schools Projects) Series A 144A 5.00% 7/1/46 #	4,000,000	4,129,000
(Basis School) 144A 5.00% 7/1/45 #	2,000,000	2,064,960
(Choice Academies Project)
5.375% 9/1/32	1,000,000	1,053,190
5.625% 9/1/42	600,000	635,622
(Eagle College Preparatory Project) Series A 5.00% 7/1/43	450,000	458,779
(Legacy Traditional Schools Project) Series A 144A 6.75% 7/1/44 #	1,500,000	1,695,090
(Rowan University Project) 5.00% 6/1/42	2,000,000	2,168,300
Pima County, Arizona Industrial Development Authority Revenue (Edkey Charter Schools Project) 6.00% 7/1/43	2,000,000	1,994,640

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Private Colleges & Universities Authority, Georgia Revenue (Mercer University) Series A 5.00% 10/1/32	1,005,000	$1,114,233
Provo, Utah Charter School Revenue (Freedom Academy Foundation Project) 5.50% 6/15/37	805,000	811,931
San Juan, Texas Higher Education Finance Authority Education Revenue (Idea Public Schools) Series A 6.70% 8/15/40	2,000,000	2,321,680
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue (Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	2,560,000	2,438,784
Utah State Charter School Finance Authority Revenue (North Davis Preparatory) 6.375% 7/15/40	1,290,000	1,416,743
Wisconsin Public Finance Authority Revenue (Pine Lake Preparatory) 144A 5.50% 3/1/45 #	3,460,000	3,484,393
(Roseman University Health Sciences Project) 5.75% 4/1/42	2,000,000	2,034,940
Wyoming Community Development Authority Student Housing Revenue (CHF-Wyoming LLC) 6.50% 7/1/43	1,000,000	1,134,150
Yonkers, New York Economic Development Corporation Education Revenue (Charter School Educational Excellence) 6.25% 10/15/40	595,000	632,158

		171,884,211

Electric Revenue Bonds – 0.79%
California State Department of Water Resources Series L 5.00% 5/1/17	1,045,000	1,101,535
Long Island, New York Power Authority Series A 5.00% 9/1/44	1,960,000	2,217,779
South Carolina State Public Service Authority Series E 5.25% 12/1/55	4,000,000	4,552,800
Southern Minnesota Municipal Power Agency Series A 5.25% 1/1/17 (AMBAC)	750,000	780,555

		8,652,669

Healthcare Revenue Bonds – 22.66%
Abag, California Finance Authority for Nonprofit Corporations (Episcopal Senior Communities) 6.125% 7/1/41	1,650,000	1,884,613
Alachua County, Florida Health Facilities Authority (Oak Hammock University)
Series A 8.00% 10/1/42	1,000,000	1,241,730
Series A 8.00% 10/1/46	1,500,000	1,859,460

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Apple Valley, Minnesota Economic Development Authority Health Care Revenue (Augustana Home St. Paul Project) Series A 6.00% 1/1/40	1,000,000	$1,000,810
Arizona Health Facilities Authority (Phoenix Children’s Hospital) 5.00% 2/1/19	2,545,000	2,831,185
(Scottsdale Lincoln Hospital Project) 5.00% 12/1/42	940,000	1,067,887
Bexar County, Texas Health Facilities Development Corporation Revenue (Army Retirement Residence Project) 5.875% 7/1/30	1,000,000	1,119,780
Birmingham, Alabama Special Care Facilities Financing Authority (Methodist Home for the Aging)
5.50% 6/1/30	1,850,000	1,880,285
5.75% 6/1/35	1,500,000	1,531,905
5.75% 6/1/45	2,500,000	2,537,475
6.00% 6/1/50	2,650,000	2,721,179
Board of Managers Joint Guadalupe County-City of Seguin Hospital 5.00% 12/1/45	1,100,000	1,152,712
California Municipal Finance Authority Revenue (Eisenhower Medical Center) Series A 5.75% 7/1/40	1,000,000	1,101,850
California Statewide Communities Development Authority Revenue (BE Group) 144A 7.25% 11/15/41 #	500,000	581,235
(Loma Linda University Medical Center) 5.50% 12/1/54	13,000,000	14,241,760
Camden County, New Jersey Improvement Authority Revenue (Cooper Health System Obligation Group) 5.75% 2/15/42	2,500,000	2,877,300
Capital Trust Agency, Florida (Tuscan Gardens Senior Living Center) Series A 7.00% 4/1/49	5,000,000	5,179,550
Chesterfield County, Virginia Economic Development Authority Revenue (1st Mortgage - Brandermill Woods Project) 5.125% 1/1/43	1,030,000	1,072,735
Colorado Health Facilities Authority Revenue (American Baptist) 8.00% 8/1/43	2,500,000	3,003,650
(Christian Living Community Project) Series A 5.75% 1/1/37	1,990,000	2,016,029
(Mental Health Center Denver Project) Series A 5.75% 2/1/44	500,000	572,210

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(School Health Systems) Series A 5.00% 1/1/44	1,000,000	$1,128,320
(Sunny Vista Living Center)
Series A 5.50% 12/1/30	750,000	759,533
Series A 5.75% 12/1/35	1,150,000	1,160,131
Series A 6.125% 12/1/45	1,200,000	1,228,620
Series A 6.25% 12/1/50	560,000	573,485
Cumberland County, Pennsylvania Municipal Authority Revenue
(Asbury Pennsylvania Obligation Group) 5.25% 1/1/41	1,600,000	1,676,400
(Diakon Lutheran Ministries Series) 6.375% 1/1/39	100,000	113,917
Decatur, Texas Hospital Authority (Wise Regional Health Systems)
Series A 5.00% 9/1/34	1,000,000	1,064,820
Series A 5.25% 9/1/29	500,000	553,495
Series A 5.25% 9/1/44	2,000,000	2,141,500
Duluth, Minnesota Economic Development Authority Revenue (St. Luke’s Hospital Authority Obligation Group) 5.75% 6/15/32	3,750,000	4,163,475
East Rochester, New York Housing Authority Revenue (Senior Living - Woodland Village Project) 5.50% 8/1/33	1,200,000	1,215,552
Florida Development Finance (Tuscan Isle Obligated Group) Series A 144A 7.00% 6/1/45 #	2,000,000	2,090,800
(UF Health - Jacksonville Project) Series A 6.00% 2/1/33	2,375,000	2,728,281
Hanover County, Virginia Economic Development Authority Residential Care Revenue (Covenant Woods) Series A 5.00% 7/1/42	1,735,000	1,789,999
Hawaii Pacific Health Special Purpose Revenue Series A 5.50% 7/1/40	1,250,000	1,395,337
Hawaii State Department of Budget & Finance Special Purpose Senior Living Revenue (15 Craigside Project) Series A 9.00% 11/15/44	1,000,000	1,236,680
(Hawaii Pacific Health Obligation) Series A 5.50% 7/1/43	2,990,000	3,508,017
(Kahala Nui) 5.25% 11/15/37	1,000,000	1,100,360
Hospital Facilities Authority of Multnomah County, Oregon (Mirabella at South Waterfront) 5.50% 10/1/49	2,400,000	2,629,632
Illinois Finance Authority Revenue (Admiral at Lake Project) Series A 7.625% 5/15/25	1,750,000	1,982,225

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Illinois Finance Authority Revenue (Admiral at Lake Project)
Series A 7.75% 5/15/30	500,000	$568,740
Series A 8.00% 5/15/40	2,205,000	2,520,095
Series A 8.00% 5/15/46	1,500,000	1,712,730
(Lutheran Home & Services) 5.75% 5/15/46	1,685,000	1,797,339
(Provena Health) Series A 7.75% 8/15/34	1,000,000	1,205,320
Indiana Finance Authority Revenue (King’s Daughters Hospital & Health)
5.50% 8/15/40	1,000,000	1,090,340
5.50% 8/15/45	1,000,000	1,088,610
(Marquette Project) 5.00% 3/1/39	1,250,000	1,321,963
Iowa Finance Authority (Sunrise Retirement Community) 5.75% 9/1/43	2,500,000	2,586,125
Kentucky Economic Development Finance Authority Healthcare Revenue (Rosedale Green Project)
5.50% 11/15/35	1,310,000	1,340,562
5.75% 11/15/45	2,500,000	2,564,275
5.75% 11/15/50	1,600,000	1,627,824
Kentucky Economic Development Finance Authority Hospital Revenue (Owensboro Medical Health System)
Series A 5.00% 6/1/17	2,525,000	2,654,835
Series A 6.50% 3/1/45	4,965,000	5,725,986
Kentwood, Michigan Economic Development Corporation Revenue (Limited Obligation - Holland Home) 5.625% 11/15/41	1,250,000	1,329,375
Koyukuk, Alaska Revenue (Tanana Chiefs Conference Health Care Facility Project) 7.75% 10/1/41	1,750,000	1,997,887
Lakeland, Florida (Lakeland Regional Health) 5.00% 11/15/45	5,000,000	5,564,650
Lancaster County, Pennsylvania Hospital Authority Revenue (Brethren Village Project) Series A 6.375% 7/1/30	725,000	748,185
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project) 6.50% 5/15/37	1,705,000	2,040,817
Lucas County, Ohio Health Care Facilities Revenue (Sunset Retirement Communities) 5.50% 8/15/30	1,000,000	1,104,630
Maine Health & Higher Educational Facilities Authority Revenue (Maine General Medical Center) 6.75% 7/1/41	1,700,000	1,934,005

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Martin County, Florida Health Facilities Authority Revenue (Martin Memorial Medical Center) 5.50% 11/15/42	1,000,000	$1,117,200
Maryland State Health & Higher Educational Facilities Authority Revenue (Doctors Community Hospital) 5.75% 7/1/38	1,730,000	1,837,001
Michigan Finance Authority Revenue (Beaumont Health Credit Group) 5.00% 11/1/44	3,275,000	3,690,729
Michigan State Strategic Fund Limited Revenue (Evangelical Homes) 5.50% 6/1/47	2,750,000	2,893,990
Missouri State Health & Educational Facilities Authority Revenue (Lutheran Senior Services) 6.00% 2/1/41	1,000,000	1,109,010
Montgomery County, Pennsylvania Industrial Development Authority Revenue (Whitemarsh Continuing Care)
5.25% 1/1/40	1,550,000	1,584,534
5.375% 1/1/50	6,250,000	6,398,500
Moon, Pennsylvania Industrial Development Authority (Baptist Homes Society Obligation) 6.125% 7/1/50	8,500,000	8,669,830
New Hampshire Health & Education Facilities Authority (Rivermeade) Series A 6.875% 7/1/41	1,380,000	1,562,381
New Jersey Economic Development Authority (Lions Gate Project) 5.25% 1/1/44	2,000,000	2,074,620
New Jersey Health Care Facilities Financing Authority Revenue
(Barnabas Health Services) Series A 4.00% 7/1/26	980,000	1,058,802
(Princeton Healthcare System) 5.00% 7/1/39	2,500,000	2,854,325
(St. Joseph’s Healthcare System) 6.625% 7/1/38	860,000	946,671
(St. Peters University Hospital) 6.25% 7/1/35	2,700,000	2,928,501
(Trinitas Hospital Obligation Group) Series A 5.25% 7/1/30	1,240,000	1,294,200
(University Hospital) Series A 5.00% 7/1/46 (AGM)	5,000,000	5,620,400
New York State Dormitory Authority (Orange Regional Medical Center)
144A 5.00% 12/1/40 #	1,100,000	1,173,799
144A 5.00% 12/1/45 #	800,000	844,216
New York State Dormitory Authority Revenue Non State Supported Debt (Orange Regional Medical Center) 6.25% 12/1/37	5,000,000	5,440,250
North Carolina Medical Care Commission Health Care Facilities Revenue
(First Mortgage - Galloway Ridge Project) 6.00% 1/1/39	1,520,000	1,629,334
(First Mortgage - Presbyterian Homes) 5.60% 10/1/36	1,000,000	1,013,070

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Northampton County, Pennsylvania Industrial Development Authority Revenue (Morningstar Senior Living) 5.00% 7/1/36	2,000,000	$2,079,100
Orange County, New York Funding Corporation Assisted Living Residence Revenue 6.50% 1/1/46	4,000,000	4,050,080
Palm Beach County, Florida Health Facilities Authority (Sinai Residences Boca Raton Project) 7.25% 6/1/34	285,000	343,485
Series A 7.50% 6/1/49	2,920,000	3,580,796
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority (Auxilio Mutuo) Series A 6.00% 7/1/33	2,405,000	2,519,141
Rochester, Minnesota (The Homestead at Rochester) Series A 6.875% 12/1/48	2,500,000	2,834,150
Salem, Oregon Hospital Facility Authority Revenue (Capital Manor Inc.) 6.00% 5/15/47	1,500,000	1,676,550
San Buenaventura, California Revenue 7.50% 12/1/41	4,475,000	5,485,455
South Carolina Jobs - Economic Development Authority Hospital Revenue (Palmetto Health) 5.75% 8/1/39	915,000	993,599
Southeastern Ohio Port Authority (Memorial Health Systems)
5.00% 12/1/43	805,000	835,582
5.50% 12/1/43	1,250,000	1,362,200
Southwestern Illinois Development Authority Revenue (Memorial Group)
7.125% 11/1/30	1,420,000	1,954,644
7.125% 11/1/43	2,500,000	3,343,850
St. Johns County, Florida Industrial Development Authority Revenue (Presbyterian Retirement) Series A 5.875% 8/1/40	1,000,000	1,114,480
St. Louis County, Missouri Industrial Development Authority (Nazareth Living Center Project)
Series A 5.00% 8/15/35	600,000	617,304
Series A 5.125% 8/15/45	1,800,000	1,842,660
Suffolk County, New York Economic Development Corporation Revenue (Peconic Landing Southland) 6.00% 12/1/40	575,000	634,392
Tarrant County, Texas Cultural Education Facilities Finance (Buckingham Senior Living Community) 5.50% 11/15/45	3,000,000	3,132,810

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Tempe, Arizona Industrial Development Authority Revenue (Friendship Village) Series A 6.25% 12/1/46	500,000	$544,360
Travis County, Texas Health Facilities Development Corporation Revenue (Westminster Manor Project) 7.125% 11/1/40	1,000,000	1,149,170
Vermont Economic Development Authority Revenue (Wake Robin Corp. Project) 5.40% 5/1/33	1,100,000	1,162,106
Washington State Housing Finance Commission (Heron’s Key)
Series A 144A 6.75% 7/1/35 #	820,000	861,599
Series A 144A 7.00% 7/1/45 #	1,750,000	1,831,515
Series A 144A 7.00% 7/1/50 #	2,000,000	2,078,880
Wayzata, Minnesota Senior Housing Revenue (Folkestone Senior Living Community)
Series A 5.50% 11/1/32	270,000	292,434
Series A 5.75% 11/1/39	600,000	646,674
Series A 6.00% 5/1/47	920,000	996,995
West Virginia Hospital Finance Authority Revenue (Highland Hospital Obligation Group) 9.125% 10/1/41 @	7,800,000	8,478,210
Westminster, Maryland (Lutheran Village Millers Grant) 6.00% 7/1/34	800,000	884,368
Series A 5.00% 7/1/24	1,700,000	1,786,207
Series A 6.125% 7/1/39	750,000	829,785
Series A 6.25% 7/1/44	2,500,000	2,770,050
Wichita, Kansas (Presbyterian Manors) Series IV-A 5.625% 5/15/49	595,000	625,018
Wisconsin Public Finance Authority (Rose Villa Project) Series A 5.75% 11/15/44	2,000,000	2,149,280

		249,468,504

Housing Revenue Bonds – 0.83%
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Affordable Housing) Senior Series A 5.25% 8/15/39	1,200,000	1,355,436
(Caritas Projects)
Senior Series A 5.50% 8/15/47	1,500,000	1,680,405
Senior Series A 6.40% 8/15/45	1,780,000	1,965,921
Independent Cities Finance Authority, California
Series A 5.25% 5/15/44	750,000	832,747
Series A 5.25% 5/15/49	3,000,000	3,319,800

		9,154,309

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Lease Revenue Bonds – 5.86%
California Municipal Finance Authority Revenue (Goodwill Industry Sacramento Valley) 5.25% 1/1/45	1,295,000	$1,310,423
(Goodwill Industry Sacramento Valley and Northern Nevada Project)
Series A 144A 6.625% 1/1/32 #	500,000	552,635
Series A 144A 6.875% 1/1/42 #	1,500,000	1,679,400
California Statewide Communities Development Authority Revenue (Lancer Plaza Project) 5.875% 11/1/43	1,875,000	1,945,069
Capital Trust Agency, Florida Revenue (Air Cargo - Aero Miami) Series A 5.35% 7/1/29	885,000	964,579
District of Columbia Revenue (Center of Strategic & International Studies) 6.625% 3/1/41	2,235,000	2,538,871
Golden State, California Tobacco Securitization Corporate Settlement Revenue (Asset-Backed Enhanced) Series A 5.00% 6/1/45	2,205,000	2,528,275
Industrial Development Authority of Phoenix, Arizona
5.125% 2/1/34	1,000,000	1,009,030
5.375% 2/1/41	4,000,000	4,053,880
New Jersey Economic Development Authority Special Facility Revenue Series WW 5.25% 6/15/30	5,000,000	5,515,750
New York Liberty Development Revenue (Class 1-3 World Trade Center Project) 144A 5.00% 11/15/44 #	10,000,000	10,668,200
(Class 2-3 World Trade Center Project) 144A 5.375% 11/15/40 #	2,410,000	2,636,733
(Class 3-3 World Trade Center Project) 144A 7.25% 11/15/44 #	9,600,000	11,638,656
Public Finance Authority, Wisconsin Airport Facilities Revenue (AFCO Investors II Portfolio) 5.75% 10/1/31 (AMT)	3,775,000	3,850,387
(Senior Obligation Group) 5.00% 7/1/42 (AMT)	4,000,000	4,210,360
Virginia Public Building Authority Series B 5.00% 8/1/20	6,970,000	8,198,393
Wise County, Texas (Parker County Junior College District) 8.00% 8/15/34	1,000,000	1,205,550

		64,506,191

Local General Obligation Bonds – 4.48%
Arlington County, Virginia Series D 5.00% 8/1/17	1,375,000	1,463,756

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Local General Obligation Bonds (continued)
Chicago, Illinois
Series 2005D 5.50% 1/1/37	2,280,000	$2,290,898
Series 2005D 5.50% 1/1/40	3,000,000	3,001,830
Series 2007E 5.50% 1/1/42	2,150,000	2,149,828
Series 2007F 5.50% 1/1/42	1,250,000	1,249,900
Series A 5.50% 1/1/33	2,000,000	2,020,760
Series C 5.00% 1/1/26	3,840,000	3,920,563
Hennepin County, Minnesota Series B 5.00% 12/1/17	5,700,000	6,148,932
New York City, New York
Series E 5.00% 8/1/20	3,615,000	4,232,370
Series J 5.00% 8/1/17	3,625,000	3,856,203
Plano, Texas Independent School District (School Building) Series A 5.00% 2/15/17	560,000	584,780
Prince George’s County, Maryland (Consolidated Public Improvement)
Series B 5.00% 9/15/20	3,190,000	3,775,652
Series C 5.00% 8/1/17	1,775,000	1,889,576
Raleigh, North Carolina Series A 5.00% 9/1/22	7,935,000	9,817,896
Ramsey County, Minnesota Capital Improvement Plan Series A 5.00% 2/1/20	2,530,000	2,935,559

		49,338,503

Pre-Refunded/Escrowed to Maturity Bonds – 5.10%
Brevard County, Florida Health Facilities Authority Revenue (Health First Inc. Project) 7.00% 4/1/39-19§	3,500,000	4,157,195
Butler County, Pennsylvania Hospital Authority Revenue (Butler Health System Project) 7.125% 7/1/29-19§	900,000	1,085,679
California Municipal Finance Authority Revenue (Azusa Pacific University project) Series B 7.75% 4/1/31-21§	1,000,000	1,280,070
California Statewide Communities Development Authority Revenue (Aspire Public Schools) 6.00% 7/1/40-19§	995,000	1,135,544
(Inland Regional Center Project) 5.375% 12/1/37-17§	6,220,000	6,744,657
Commonwealth of Massachusetts Series E 5.00% 11/1/23-16 (AMBAC)§	7,390,000	7,621,233
Cumberland County, Pennsylvania Municipal Authority Revenue (Diakon Lutheran Ministries Project) 5.00% 1/1/36-17§	1,000,000	1,036,880

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Pre-Refunded/Escrowed to Maturity Bonds (continued)
Cumberland County, Pennsylvania Municipal Authority Revenue (Diakon Lutheran Ministries Project) 6.375% 1/1/39-19§	900,000	$1,038,753
Illinois Finance Authority Revenue (Silver Cross & Medical Centers) 7.00% 8/15/44-19§	3,570,000	4,325,448
Lancaster Redevelopment Agency, California (Redevelopment Project) 6.875% 8/1/39-19§	285,000	343,240
Lucas County, Ohio Improvement (Lutheran Homes) Series A 7.00% 11/1/45-20§	3,865,000	4,920,493
Maryland State & Local Facilities Loan Capital Improvement Second Series 5.00% 8/1/17-16§	1,070,000	1,091,218
New Jersey State Educational Facilities Authority Revenue (University of Medicine & Dentistry) Series B 7.50% 12/1/32-19§	1,000,000	1,209,100
New York City, New York Industrial Development Agency Civic Facility Revenue (YMCA of Greater New York Project) 5.00% 8/1/36-16§	1,870,000	1,907,456
North Texas Tollway Authority Revenue (Toll 2nd Tier) Series F 5.75% 1/1/38-18§	7,000,000	7,646,730
Onondaga, New York Civic Development Revenue (St. Joseph’s Hospital Health Center Project)
4.50% 7/1/32-22§	1,000,000	1,199,170
5.00% 7/1/16	1,000,000	1,015,960
5.00% 7/1/17	1,945,000	2,058,257
5.125% 7/1/31-19§	1,000,000	1,144,160
Pennsylvania Economic Development Financing Authority Health System Revenue (Albert Einstein Healthcare) Series A 6.25% 10/15/23-19§	1,100,000	1,268,190
St. Louis Park, Minnesota Health Care Facilities Revenue (Nicollet Health Services) 5.75% 7/1/39-19§	500,000	580,570
University of Arizona Medical Center Hospital Revenue 6.00% 7/1/39-21§	1,500,000	1,876,965
Washington State Health Care Facilities Authority Revenue (Multicare Health System) Series B 6.00% 8/15/39-19 (AGC)§	1,250,000	1,470,037

		56,157,005

Resource Recovery Revenue Bonds – 0.71%
Essex County, New Jersey Improvement Authority 144A 5.25% 7/1/45 (AMT)#	2,500,000	2,544,500

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Resource Recovery Revenue Bonds (continued)
Jefferson County Industrial Development Agency (Green Bond)
144A 4.75% 1/1/20 (AMT)#	185,000	$183,932
144A 5.25% 1/1/24 (AMT)#	500,000	493,340
Mission Economic Development Corporation, Texas Revenue (Dallas Clean Energy McCommas) 6.875% 12/1/24 (AMT)	1,000,000	1,039,450
Orange County, Florida Industrial Development Authority (Vitag Florida LLC Project) 144A 8.00% 7/1/36 (AMT)#	3,500,000	3,605,175

		7,866,397

Special Tax Revenue Bonds – 8.56%
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue Series A 5.00% 5/1/42	1,475,000	1,561,096
Anne Arundel County, Maryland Special Obligation Revenue (National Business Park - North Project) 6.10% 7/1/40	1,725,000	1,827,310
Babcock Ranch Community Independent Special District
5.00% 11/1/31	615,000	616,408
5.25% 11/1/46	500,000	500,750
Baltimore, Maryland Convention Center Hotel Revenue Subordinated Series B 5.875% 9/1/39	1,000,000	1,013,580
Brooklyn Arena Local Development, New York Pilot Revenue (Barclays Center Project)
6.25% 7/15/40	5,500,000	6,360,035
6.50% 7/15/30	1,175,000	1,371,072
Celebration Pointe, Florida Community Development District 5.125% 5/1/45	2,000,000	2,041,280
Cherry Hill, Virginia Community Development Authority (Potomac Shores Project)
144A 5.15% 3/1/35 #	1,000,000	1,037,120
144A 5.40% 3/1/45 #	2,000,000	2,073,580
Dallas, Texas Area Rapid Transit Series A 5.00% 12/1/46	3,000,000	3,509,610
Dutchess County, New York Local Development Corporation Revenue (Anderson Center Services Inc. Project) 6.00% 10/1/30	1,900,000	1,986,450

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
Farms New Kent, Virginia Community Development Authority Special Assessment Series C 5.80% 3/1/36 @‡	1,000,000	$250,000
Fountain Urban Renewal Authority, Colorado (Improvement - South Academy Highland) Series A 5.50% 11/1/44	5,000,000	5,360,300
Henderson, Nevada Local Improvement Districts No. T-18 5.30% 9/1/35	465,000	389,377
Howard County, Maryland (Annapolis Junction Town Center Project)
5.80% 2/15/34	725,000	780,238
6.10% 2/15/44	1,420,000	1,536,639
Juban Crossing Economic Development District, Louisiana
(General Infrastructure Projects) 144A 7.00% 9/15/44 #	3,575,000	3,642,567
(Road Projects) Series A 144A 7.00% 9/15/44 #	2,205,000	2,246,675
Lancaster Redevelopment Agency, California (Redevelopment Project) 6.875% 8/1/39	215,000	246,616
Midtown Miami, Florida Community Development District (Parking Garage Project) Series A 5.00% 5/1/37	1,240,000	1,316,471
Mosaic District, Virginia Community Development Authority Revenue Series A 6.875% 3/1/36	1,500,000	1,729,935
Nampa Development Corporation, Idaho Revenue
144A 5.00% 9/1/31 #	2,940,000	3,238,322
5.90% 3/1/30	2,000,000	2,157,780
Nevada State 5.00% 6/1/17	1,955,000	2,067,119
New Jersey Transportation Trust Fund Authority (Transportation Program)
Series AA 5.00% 6/15/44	2,000,000	2,098,100
Series AA 5.25% 6/15/41	1,000,000	1,076,060
(Transportation Systems) Series B
5.50% 12/15/16 (NATL-RE)	2,500,000	2,597,300
New Mexico Finance Authority (Senior Lien) 4.00% 6/15/16	500,000	505,610
New York City, New York Industrial Development Agency (Pilot - Queens Baseball Stadium)
5.00% 1/1/22 (AMBAC)	1,000,000	1,031,440
(Yankee Stadium) 7.00% 3/1/49 (AGC)	1,000,000	1,168,150
New York City, New York Transitional Finance Authority Future Tax Secured Revenue (Future Tax Secured - Subordinated Fiscal) Series A-1 5.00% 11/1/19	1,525,000	1,757,898

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
New York City, New York Transitional Finance Authority Future Tax Secured Revenue (Future Tax Secured - Subordinated Fiscal) Series E-1 5.00% 2/1/41	2,500,000	$2,899,400
New York State Dormitory Authority (Unrefunded - General Purpose) Series E 5.00% 2/15/17	1,000,000	1,044,780
Norco, California Redevelopment Agency Tax Allocation (Area #1 Project) 6.00% 3/1/36	1,000,000	1,170,280
Northampton County, Pennsylvania Industrial Development Authority (Route 33 Project) 7.00% 7/1/32	2,770,000	3,040,463
Public Finance Authority Revenue (Celanese Project) Series C 4.30% 11/1/30 (AMT)	4,000,000	4,065,760
(Goodwill Industries of Southern Nevada Project)
Series A 5.50% 12/1/35	2,500,000	2,538,425
Series A 5.75% 12/1/45	2,500,000	2,543,450
Regional Transportation, Colorado District Revenue (Denver Transit Partners) 6.00% 1/15/41	1,000,000	1,125,320
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue Improvement (Francis Place Redevelopment Project) 5.625% 11/1/25	1,200,000	1,203,948
St. Joseph, Missouri Industrial Development Authority Tax Increment Revenue (Shoppes at North Village Project)
Series A 5.375% 11/1/24	1,000,000	1,000,770
Series A 5.50% 11/1/27	500,000	500,385
St. Louis County, Missouri Industrial Development Authority (Manchester Ballas Community)
Series A 144A 5.00% 9/1/38 #	1,000,000	1,015,190
Series A 144A 5.25% 9/1/45 #	3,000,000	3,042,600
St. Louis, Missouri Industrial Development Authority Tax Increment Revenue Improvement (Grand Center Redevelopment Project) 6.375% 12/1/25	1,200,000	1,263,000
Texas Public Finance Authority (Assessment - Unemployment Compensation) 5.00% 1/1/17	2,510,000	2,607,664
Winter Garden Village at Fowler Groves Community Development District, Florida Special Assessment Revenue 5.65% 5/1/37	875,000	877,249

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue (Capital Appreciation - Sales Tax Subordinate Lien) 6.07% 6/1/21 ^	125,000	$94,177
(Sales Tax Vacation Village Project) Series A 6.00% 9/1/35	5,000,000	5,062,950

		94,190,699

State General Obligation Bonds – 2.63%
California State 5.00% 2/1/17	725,000	755,827
Various Purpose 5.00% 10/1/44	2,965,000	3,457,368
Commonwealth of Pennsylvania First Series 5.00% 11/15/16	6,905,000	7,133,348
Connecticut State Series E 5.00% 12/15/17	1,040,000	1,079,738
Hawaii State Series EH 5.00% 8/1/20	5,000,000	5,881,200
Maryland State & Local Facilities Loan (1st Series) Series A 5.00% 8/1/20	6,000,000	7,075,980
New York State Series A 5.25% 2/15/24	2,000,000	2,392,460
Washington State (Various Purposes) Series R-2010A 5.00% 1/1/17	1,140,000	1,184,266

		28,960,187

Transportation Revenue Bonds – 8.30%
Central Texas Regional Mobility Authority Revenue Senior Lien 6.00% 1/1/41	1,890,000	2,241,767
Subordinate Lien 6.75% 1/1/41	1,000,000	1,219,550
Chicago, Illinois O’Hare International Airport Revenue Series B 5.00% 1/1/33	4,135,000	4,821,658
City of Los Angeles Department of Airports Series D 5.00% 5/15/41 (AMT)	5,000,000	5,691,450
Delaware Transportation Authority 5.00% 6/1/55	4,105,000	4,622,599
Foothill-Eastern Transportation Corridor Agency, California
Series A 5.75% 1/15/46	5,000,000	5,854,850
Series A 6.00% 1/15/49	7,690,000	9,107,959
Houston, Texas Airport System Revenue Subordinate Lien Series A 5.00% 7/1/25 (AMT)	1,000,000	1,140,310
Kentucky Public Transportation Infrastructure Authority (1st Tier - Downtown Crossing) Series A 5.75% 7/1/49	3,000,000	3,410,520

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Transportation Revenue Bonds (continued)
Kentucky Public Transportation Infrastructure Authority (1st Tier - Downtown Crossing) Series A 6.00% 7/1/53	1,290,000	$1,488,789
Long Beach, California Marina Revenue 5.00% 5/15/40	1,000,000	1,108,050
Maryland State Economic Development Revenue (Transportation Facilities Project) Series A 5.75% 6/1/35	1,400,000	1,532,552
Metropolitan New York Transportation Authority (Green Bonds) Series A1 5.25% 11/15/56	5,000,000	5,819,000
Metropolitan Washington D.C. Airports Authority Series B 5.00% 10/1/16 (AMT)	900,000	924,561
New Jersey Turnpike Authority Series E 5.00% 1/1/45	2,000,000	2,275,180
New York State Thruway Authority Revenue Series A 5.00% 5/1/19	2,765,000	3,125,528
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) 5.00% 12/31/38 (AMT)	3,000,000	3,291,750
Pennsylvania Turnpike Commission Series B 5.25% 12/1/39	3,460,000	3,952,289
Port Authority of New York & New Jersey Special Project (JFK International Air Terminal) 6.00% 12/1/42	1,970,000	2,320,798
Riverside County, California Transportation Senior Lien Series A 5.75% 6/1/48	1,000,000	1,152,000
Sacramento County, California Airport System Revenue (PFC/Grant) Series C 6.00% 7/1/41	1,000,000	1,110,240
San Francisco, California City & County Airports Commission Series A 5.50% 5/1/27 (AMT)	1,915,000	2,101,138
St. Louis, Missouri Airport Revenue (Lambert-St. Louis International) Series A-1 6.625% 7/1/34	1,090,000	1,255,462
State of Hawaii Airports System Revenue Series A 5.00% 7/1/45 (AMT)	3,490,000	3,894,980
Texas Private Activity Bond Surface Transportation Corporate Senior Lien (LBJ Infrastructure)
7.00% 6/30/40	7,000,000	8,478,960
7.50% 6/30/33	500,000	620,240
(NTE Mobility)
6.75% 6/30/43 (AMT)	1,905,000	2,353,056
6.875% 12/31/39	4,055,000	4,792,037

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Transportation Revenue Bonds (continued)
Texas Private Activity Bond Surface Transportation Corporate Senior Lien (NTE Mobility) 7.00% 12/31/38 (AMT)	1,335,000	$1,678,215

		91,385,488

Water & Sewer Revenue Bonds – 3.06%
Charlotte County, Florida Industrial Development Authority (Town & Country Utilities Project) 144A 5.50% 10/1/36 (AMT)#	500,000	501,450
Jefferson County, Alabama Sewer Revenue (Senior Lien - Warrants) Series A 5.50% 10/1/53 (AGM)	2,500,000	2,833,150
(Sub Lien-Warrants)
Series D 6.50% 10/1/53	16,500,000	19,921,605
Series D 7.00% 10/1/51	5,000,000	6,218,700
Metropolitan Water Reclamation District of Greater Chicago, Illinois (Capital Improvement) Series C 5.00% 12/1/16	500,000	517,440
New York City Water & Sewer System (Second Generation Resolution) 5.00% 6/15/46	3,150,000	3,652,015

		33,644,360

Total Municipal Bonds (cost $1,010,185,474)		1,077,595,743

Short-Term Investments – 1.95%

Variable Rate Demand Notes – 1.95%¤
California Infrastructure & Economic Development Bank Revenue (Los Angeles Museum) Series A 0.01% 9/1/37 (LOC - Wells Fargo Bank N.A.)	750,000	750,000
Colorado Educational & Cultural Facilities Authority (National Jewish Federation Bond Program) Series B 0.01% 1/1/39 (LOC - TD Bank N.A.)	1,200,000	1,200,000
(National Jewish Federation Bond Program) Series D3 0.01% 12/1/37 (LOC - JPMorgan Chase Bank N. A.)	500,000	500,000
Minneapolis-St. Paul, Minnesota Housing & Redevelopment Authority Health Care Revenue
(Allina Health System) Series B-1 0.01% 11/15/35 (LOC - JPMorgan Chase Bank N.A.)	4,200,000	4,200,000
(Children’s Health Care) Series B 0.01% 8/15/25 (AGM) (SPA – U.S. Bank N.A.)	2,750,000	2,750,000
Mississippi Business Finance Commission (Chevron USA Incorporate Project) Series A 0.01% 12/1/30	1,860,000	1,860,000

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)

Variable Rate Demand Notes¤ (continued)
Mississippi Business Finance Commission
(Chevron USA Incorporate) Series G 0.01% 11/1/35	1,950,000	$1,950,000
(Chevron USA Incorporate) Series I 0.01% 11/1/35	5,115,000	5,115,000
(Chevron USA) Series A 0.01% 11/1/35	250,000	250,000
(Chevron USA) Series C 0.01% 11/1/35	500,000	500,000
New York City, New York 0.01% 10/1/23 (LOC - JPMorgan Chase Bank N.A.)	500,000	500,000
New York City, New York Transitional Finance Authority Future Tax Secured Revenue (Future Tax Secured) Series C 0.01% 5/1/28 (LOC - Morgan Stanley Bank)	900,000	900,000
Syracuse, New York Industrial Development Agency (Syracuse University Project) Series A-2 0.01% 12/1/37 (LOC - JPMorgan Chase Bank N.A.)	1,000,000	1,000,000

Total Short-Term Investments (cost $21,475,000)		21,475,000

Total Value of Securities – 99.85% (cost $1,031,660,474)		$1,099,070,743

56

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 29, 2016, the aggregate value of Rule 144A securities was $123,130,109, which represents 11.19% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

@	Illiquid security. At Feb. 29, 2016, the aggregate value of illiquid securities was $14,218,105, which represents 1.29% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. The rate shown is the rate as of Feb. 29, 2016.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

‡	Non-income-producing security. Security is currently in default.

●	Variable rate security. The rate shown is the rate as of Feb. 29, 2016. Interest rates reset periodically.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by the AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

LOC – Letter of Credit

N.A. – North America

NATL-RE – Insured by National Public Finance Guarantee Corporation

SGI – Insured by Syncora Guarantee Inc.

SPA – Stand-by Purchase Agreement

See accompanying notes, which are an integral part of the financial statements.

57

Statements of assets and liabilities

February 29, 2016 (Unaudited)

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Assets:
Investments, at value[1]	$557,508,706	$701,150,315	$1,077,595,743
Short-term investments, at value[2]	3,100,000	4,000,000	21,475,000
Cash	3,069,077	2,653,817	682,099
Receivable for securities sold	11,115,024	8,764,717	3,037,361
Interest receivable	6,395,229	8,042,332	13,884,498
Receivable for fund shares sold	113,982	1,229,812	5,475,447

Total assets	581,302,018	725,840,993	1,122,150,148

Liabilities:
Payable for securities purchased	15,469,210	14,590,247	18,618,047
Payable for fund shares redeemed	554,027	1,360,291	1,187,669
Income distribution payable	378,721	380,202	798,831
Investment management fees payable	177,574	234,402	366,991
Other accrued expenses	128,066	174,348	261,290
Distribution fees payable	121,584	61,427	129,787
Other affiliates payable	29,872	46,710	47,079
Trustees’ fees and expenses payable	3,842	4,812	7,415

Total liabilities	16,862,896	16,852,439	21,417,109

Total Net Assets	$564,439,122	$708,988,554	$1,100,733,039

Net Assets Consist of:
Paid-in capital	$511,817,894	$665,260,686	$1,050,238,193
Undistributed net investment income	28,670	16,248	29,217
Accumulated net realized loss on investments	(1,082,936)	(4,178,797)	(16,944,640)
Net unrealized appreciation of investments	53,675,494	47,890,417	67,410,269

Total Net Assets	$564,439,122	$708,988,554	$1,100,733,039

58

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund

Net Asset Value
Class A:
Net assets	$496,408,626	$184,599,159	$236,252,769
Shares of beneficial interest outstanding, unlimited authorization, no par	41,336,435	15,090,333	21,523,607
Net asset value per share	$12.01	$12.23	$10.98
Sales charge	4.50%	2.75%	4.50%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$12.58	$12.58	$11.50

Class C:
Net assets	$30,802,270	$49,348,468	$103,847,821
Shares of beneficial interest outstanding, unlimited authorization, no par	2,564,439	4,036,021	9,422,439
Net asset value per share	$12.01	$12.23	$11.02

Institutional Class:
Net assets	$37,228,226	$475,040,927	$760,632,449
Shares of beneficial interest outstanding, unlimited authorization, no par	3,077,267	38,458,288	68,661,377
Net asset value per share	$12.10	$12.35	$11.08

[1]Investments, at cost	$503,833,212	$653,259,898	$1,010,185,474
[2]Short-term investments, at cost	3,100,000	4,000,000	21,475,000

See accompanying notes, which are an integral part of the financial statements.

59

Statements of operations

Six months ended February 29, 2016 (Unaudited)

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Investment Income:
Interest	$12,423,527	$13,103,792	$24,033,039

Expenses:
Management fees	1,527,625	1,734,557	2,688,465
Distribution expenses – Class A	608,260	233,734	290,245
Distribution expenses – Class C	152,256	240,406	485,571
Dividend disbursing and transfer agent fees and expenses	215,671	362,663	493,505
Accounting and administration expenses	91,912	115,297	168,654
Registration fees	42,497	40,470	47,220
Legal fees	25,510	35,421	39,901
Audit and tax fees	21,052	21,052	21,052
Reports and statements to shareholders	19,040	19,689	28,631
Trustees’ fees and expenses	14,045	17,633	25,693
Custodian fees	11,422	14,402	17,906
Other	14,759	18,194	28,711

	2,744,049	2,853,518	4,335,554
Less expenses waived	(411,313)	(266,883)	(472,254)
Less waived distribution expenses – Class A	—	(93,493)	—
Less expense paid indirectly	(137)	(77)	(91)

Total operating expenses	2,332,599	2,493,065	3,863,209

Net Investment Income	10,090,928	10,610,727	20,169,830

60

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	$1,853,616	$3,060,189	$(1,405,775)
Net change in unrealized appreciation (depreciation) of investments	6,773,612	8,090,619	22,459,708

Net Realized and Unrealized Gain	8,627,228	11,150,808	21,053,933

Net Increase in Net Assets Resulting from Operations	$18,718,156	$21,761,535	$41,223,763

See accompanying notes, which are an integral part of the financial statements.

61

Statements of changes in net assets

Delaware Tax-Free USA Fund

	Six months ended 2/29/16 (Unaudited)	Year ended 8/31/15

Increase (Decrease) in Net Assets from Operations:
Net investment income	$10,090,928	$20,643,664
Net realized gain (loss)	1,853,616	(200,295)
Net change in unrealized appreciation (depreciation)	6,773,612	(4,364,863)

Net increase in net assets resulting from operations	18,718,156	16,078,506

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(9,004,509)	(18,666,036)
Class B	—	(686)
Class C	(438,436)	(875,173)
Institutional Class	(677,474)	(1,110,504)

	(10,120,419)	(20,652,399)

Capital Share Transactions:
Proceeds from shares sold:
Class A	11,675,040	74,645,028
Class C	2,022,825	4,235,410
Institutional Class	8,004,862	17,428,772

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	7,878,318	15,764,865
Class B	—	616
Class C	371,189	710,330
Institutional Class	518,792	849,477

	30,471,026	113,634,498

62

	Six months ended 2/29/16 (Unaudited)	Year ended 8/31/15

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(34,949,217)	$(82,684,570)
Class B	—	(244,344)
Class C	(2,908,169)	(3,404,801)
Institutional Class	(5,150,576)	(9,294,550)

	(43,007,962)	(95,628,265)

Increase (Decrease) in net assets derived from capital share transactions	(12,536,936)	18,006,233

Net Increase (Decrease) in Net Assets	(3,939,199)	13,432,340

Net Assets:
Beginning of period	568,378,321	554,945,981

End of period	$564,439,122	$568,378,321

Undistributed net investment income	$28,670	$58,161

See accompanying notes, which are an integral part of the financial statements.

63

Statements of changes in net assets

Delaware Tax-Free USA Intermediate Fund

	Six months ended 2/29/16 (Unaudited)	Year ended 8/31/15

Increase (Decrease) in Net Assets from Operations:
Net investment income	$10,610,727	$21,819,541
Net realized gain	3,060,189	2,050,022
Net change in unrealized appreciation (depreciation)	8,090,619	(12,796,169)

Net increase in net assets resulting from operations	21,761,535	11,073,394

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(2,784,683)	(6,795,570)
Class B	—	(11)
Class C	(511,219)	(1,036,994)
Institutional Class	(7,332,742)	(13,969,050)

	(10,628,644)	(21,801,625)

Capital Share Transactions:
Proceeds from shares sold:
Class A	22,596,387	49,925,867
Class C	3,239,700	6,388,052
Institutional Class	67,137,126	170,360,519

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	2,655,068	5,089,103
Class B	—	11
Class C	473,840	936,512
Institutional Class	4,672,225	8,398,439

	100,774,346	241,098,503

64

	Six months ended 2/29/16 (Unaudited)	Year ended 8/31/15

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(28,125,455)	$(117,178,823)
Class B	—	(5,017)
Class C	(3,455,951)	(12,510,417)
Institutional Class	(78,441,281)	(132,111,146)

	(110,022,687)	(261,805,403)

Decrease in net assets derived from capital share transactions	(9,248,341)	(20,706,900)

Net Increase (Decrease) in Net Assets	1,884,550	(31,435,131)

Net Assets:
Beginning of period	707,104,004	738,539,135

End of period	$708,988,554	$707,104,004

Undistributed net investment income	$16,248	$34,165

See accompanying notes, which are an integral part of the financial statements.

65

Statements of changes in net assets

Delaware National High-Yield Municipal Bond Fund

	Six months ended 2/29/16 (Unaudited)	Year ended 8/31/15

Increase (Decrease) in Net Assets from Operations:
Net investment income	$20,169,830	$33,473,852
Net realized loss	(1,405,775)	(831,845)
Net change in unrealized appreciation (depreciation)	22,459,708	4,993,478

Net increase in net assets resulting from operations	41,223,763	37,635,485

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(4,436,334)	(8,419,400)
Class B	—	(680)
Class C	(1,488,193)	(2,552,313)
Institutional Class	(14,232,726)	(22,286,610)

	(20,157,253)	(33,259,003)

Capital Share Transactions:
Proceeds from shares sold:
Class A	32,545,745	91,360,167
Class C	17,296,236	30,401,468
Institutional Class	155,494,735	355,524,456

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	3,526,977	6,651,908
Class B	—	678
Class C	1,299,473	2,157,658
Institutional Class	12,640,647	19,296,801

	222,803,813	505,393,136

66

	Six months ended 2/29/16 (Unaudited)	Year ended 8/31/15

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(31,697,095)	$(77,543,924)
Class B	—	(223,935)
Class C	(7,928,480)	(13,377,278)
Institutional Class	(71,252,943)	(111,991,145)

	(110,878,518)	(203,136,282)

Increase in net assets derived from capital share transactions	111,925,295	302,256,854

Net Increase in Net Assets	132,991,805	306,633,336

Net Assets:
Beginning of period	967,741,234	661,107,898

End of period	$1,100,733,039	$967,741,234

Undistributed net investment income	$29,217	$16,640

See accompanying notes, which are an integral part of the financial statements.

67

Financial highlights

Delaware Tax-Free USA Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

68

Six months ended
2/29/16[1]	Year ended

(Unaudited)	8/31/15	8/31/14	8/31/13	8/31/12	8/31/11

$11.830	$11.900	$11.140	$12.260	$11.300	$11.630

0.214	0.434	0.445	0.456	0.484	0.503
0.181	(0.070)	0.760	(1.039)	0.959	(0.330)

0.395	0.364	1.205	(0.583)	1.443	0.173

(0.215)	(0.434)	(0.445)	(0.457)	(0.483)	(0.503)
—	—	—	(0.080)	—	—

(0.215)	(0.434)	(0.445)	(0.537)	(0.483)	(0.503)

$12.010	$11.830	$11.900	$11.140	$12.260	$11.300

3.37%	3.09%	11.02%	(5.02% )	13.01%	1.65%

$496,409	$504,204	$500,590	$519,986	$604,415	$589,175
0.81%	0.81%	0.80%	0.80%	0.80%	0.80%
0.96%	0.96%	0.97%	0.99%	0.93%	0.94%
3.62%	3.63%	3.88%	3.76%	4.11%	4.52%
3.47%	3.48%	3.71%	3.57%	3.98%	4.38%
17%	16%	34%	40%	52%	49%

69

Financial highlights

Delaware Tax-Free USA Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

70

Six months ended
2/29/16[1]	Year ended

(Unaudited)	8/31/15	8/31/14	8/31/13	8/31/12	8/31/11

$11.830	$11.910	$11.140	$12.270	$11.300	$11.630

0.170	0.344	0.359	0.364	0.395	0.419
0.181	(0.080)	0.770	(1.048)	0.969	(0.330)

0.351	0.264	1.129	(0.684)	1.364	0.089

(0.171)	(0.344)	(0.359)	(0.366)	(0.394)	(0.419)
—	—	—	(0.080)	—	—

(0.171)	(0.344)	(0.359)	(0.446)	(0.394)	(0.419)

$12.010	$11.830	$11.910	$11.140	$12.270	$11.300

2.98%	2.23%	10.28%	(5.82% )	12.26%	0.88%

$30,802	$30,851	$29,524	$33,509	$36,840	$30,552
1.56%	1.57%	1.56%	1.56%	1.56%	1.56%
1.71%	1.72%	1.72%	1.70%	1.69%	1.70%
2.87%	2.88%	3.12%	3.00%	3.35%	3.76%
2.72%	2.73%	2.96%	2.86%	3.22%	3.62%
17%	16%	34%	40%	52%	49%

71

Financial highlights

Delaware Tax-Free USA Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

72

Six months ended
2/29/16[1]	Year ended

(Unaudited)	8/31/15	8/31/14	8/31/13	8/31/12	8/31/11

$11.910	$11.990	$11.220	$12.360	$11.380	$11.720

0.230	0.466	0.477	0.490	0.517	0.534
0.191	(0.080)	0.770	(1.060)	0.979	(0.340)

0.421	0.386	1.247	(0.570)	1.496	0.194

(0.231)	(0.466)	(0.477)	(0.490)	(0.516)	(0.534)
—	—	—	(0.080)	—	—

(0.231)	(0.466)	(0.477)	(0.570)	(0.516)	(0.534)

$12.100	$11.910	$11.990	$11.220	$12.360	$11.380

3.57%	3.26%	11.33%	(4.89% )	13.41%	1.83%

$37,228	$33,323	$24,588	$17,008	$18,187	$9,242
0.56%	0.57%	0.56%	0.56%	0.56%	0.56%
0.71%	0.72%	0.72%	0.70%	0.69%	0.70%
3.87%	3.88%	4.12%	4.00%	4.35%	4.76%
3.72%	3.73%	3.96%	3.86%	4.22%	4.62%
17%	16%	34%	40%	52%	49%

73

Financial highlights

Delaware Tax-Free USA Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

74

Six months ended
2/29/16[1]	Year ended

(Unaudited)	8/31/15	8/31/14	8/31/13	8/31/12	8/31/11

$12.040	$12.210	$11.690	$12.410	$11.850	$12.110

0.180	0.346	0.342	0.344	0.362	0.381
0.190	(0.170)	0.520	(0.720)	0.560	(0.260)

0.370	0.176	0.862	(0.376)	0.922	0.121

(0.180)	(0.346)	(0.342)	(0.344)	(0.362)	(0.381)

(0.180)	(0.346)	(0.342)	(0.344)	(0.362)	(0.381)

$12.230	$12.040	$12.210	$11.690	$12.410	$11.850

3.09%	1.46%	7.47%	(3.13% )	7.89%	1.10%

$184,599	$184,514	$249,848	$391,923	$464,540	$444,780
0.75%	0.76%	0.75%	0.75%	0.75%	0.75%
0.93%	0.93%	0.93%	0.97%	0.97%	0.98%
2.97%	2.85%	2.86%	2.79%	2.98%	3.27%
2.79%	2.68%	2.68%	2.57%	2.76%	3.04%
19%	19%	34%	23%	39%	43%

75

Financial highlights

Delaware Tax-Free USA Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

76

Six months ended
2/29/16[1]	Year ended

(Unaudited)	8/31/15	8/31/14	8/31/13	8/31/12	8/31/11

$12.030	$12.200	$11.690	$12.400	$11.850	$12.110

0.128	0.243	0.240	0.239	0.258	0.282
0.200	(0.170)	0.510	(0.710)	0.550	(0.260)

0.328	0.073	0.750	(0.471)	0.808	0.022

(0.128)	(0.243)	(0.240)	(0.239)	(0.258)	(0.282)

(0.128)	(0.243)	(0.240)	(0.239)	(0.258)	(0.282)

$12.230	$12.030	$12.200	$11.690	$12.400	$11.850

2.74%	0.60%	6.48%	(3.87% )	6.89%	0.25%

$49,349	$48,328	$54,231	$64,904	$75,887	$60,398
1.60%	1.61%	1.60%	1.60%	1.60%	1.60%
1.68%	1.68%	1.68%	1.67%	1.67%	1.68%
2.12%	2.00%	2.01%	1.94%	2.13%	2.42%
2.04%	1.93%	1.93%	1.87%	2.06%	2.34%
19%	19%	34%	23%	39%	43%

77

Financial highlights

Delaware Tax-Free USA Intermediate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

78

Six months ended
2/29/16[1]	Year ended

(Unaudited)	8/31/15	8/31/14	8/31/13	8/31/12	8/31/11

$12.160	$12.330	$11.810	$12.530	$11.970	$12.230

0.191	0.368	0.363	0.366	0.384	0.402
0.190	(0.170)	0.520	(0.720)	0.560	(0.260)

0.381	0.198	0.883	(0.354)	0.944	0.142

(0.191)	(0.368)	(0.363)	(0.366)	(0.384)	(0.402)

(0.191)	(0.368)	(0.363)	(0.366)	(0.384)	(0.402)

$12.350	$12.160	$12.330	$11.810	$12.530	$11.970

3.15%	1.62%	7.58%	(2.92% )	8.00%	1.28%

$475,041	$474,262	$434,455	$359,213	$333,033	$281,256
0.60%	0.61%	0.60%	0.60%	0.60%	0.60%
0.68%	0.68%	0.68%	0.67%	0.67%	0.68%
3.12%	3.00%	3.01%	2.94%	3.13%	3.42%
3.04%	2.93%	2.93%	2.87%	3.06%	3.34%
19%	19%	34%	23%	39%	43%

79

Financial highlights

Delaware National High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

80

Six months ended
2/29/16[1]	Year ended

(Unaudited)	8/31/15	8/31/14	8/31/13	8/31/12	8/31/11

$10.750	$10.650	$9.640	$10.750	$9.620	$10.090

0.207	0.413	0.447	0.449	0.496	0.479
0.230	0.097	1.008	(1.110)	1.127	(0.474)

0.437	0.510	1.455	(0.661)	1.623	0.005

(0.207)	(0.410)	(0.445)	(0.449)	(0.493)	(0.475)

(0.207)	(0.410)	(0.445)	(0.449)	(0.493)	(0.475)

$10.980	$10.750	$10.650	$9.640	$10.750	$9.620

4.09%	4.83%	15.42%	(6.47% )	17.28%	0.23%

$236,253	$227,090	$204,936	$200,988	$228,829	$140,629
0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
0.94%	0.97%	0.99%	0.99%	0.99%	1.01%
3.82%	3.80%	4.38%	4.18%	4.83%	5.03%
3.73%	3.68%	4.24%	4.04%	4.69%	4.87%
6%	10%	31%	46%	34%	57%

81

Financial highlights

Delaware National High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

82

Six months ended
2/29/16[1]	Year ended

(Unaudited)	8/31/15	8/31/14	8/31/13	8/31/12	8/31/11

$10.800	$10.700	$9.680	$10.800	$9.660	$10.130

0.167	0.333	0.373	0.370	0.422	0.409
0.220	0.097	1.018	(1.120)	1.137	(0.474)

0.387	0.430	1.391	(0.750)	1.559	(0.065)

(0.167)	(0.330)	(0.371)	(0.370)	(0.419)	(0.405)

(0.167)	(0.330)	(0.371)	(0.370)	(0.419)	(0.405)

$11.020	$10.800	$10.700	$9.680	$10.800	$9.660

3.61%	4.04%	14.63%	(7.21% )	16.47%	(0.51% )

$103,848	$91,196	$71,424	$69,889	$69,634	$44,497
1.60%	1.60%	1.60%	1.60%	1.60%	1.60%
1.69%	1.72%	1.74%	1.74%	1.74%	1.76%
3.07%	3.05%	3.63%	3.43%	4.08%	4.28%
2.98%	2.93%	3.49%	3.29%	3.94%	4.12%
6%	10%	31%	46%	34%	57%

83

Financial highlights

Delaware National High-Yield Municipal Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

84

Six months ended
2/29/16[1]	Year ended

(Unaudited)	8/31/15	8/31/14	8/31/13	8/31/12	8/31/11

$10.850	$10.750	$9.730	$10.850	$9.710	$10.190

0.223	0.443	0.476	0.480	0.527	0.506
0.229	0.097	1.018	(1.120)	1.137	(0.484)

0.452	0.540	1.494	(0.640)	1.664	0.022

(0.222)	(0.440)	(0.474)	(0.480)	(0.524)	(0.502)

(0.222)	(0.440)	(0.474)	(0.480)	(0.524)	(0.502)

$11.080	$10.850	$10.750	$9.730	$10.850	$9.710

4.20%	5.08%	15.71%	(6.23% )	17.57%	0.41%

$760,632	$649,455	$384,525	$165,162	$125,661	$44,364
0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
0.69%	0.72%	0.74%	0.74%	0.74%	0.76%
4.07%	4.05%	4.63%	4.43%	5.08%	5.28%
3.98%	3.93%	4.49%	4.29%	4.94%	5.12%
6%	10%	31%	46%	34%	57%

85

Notes to financial statements
Delaware Investments® National Tax-Free Funds	February 29, 2016 (Unaudited)

Delaware Group® Tax-Free Fund is organized as a Delaware statutory trust and offers two series: Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund. Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, and Delaware Tax-Free New York Fund. Delaware Group Tax-Free Fund and Voyageur Mutual Funds are individually referred to as a Trust and collectively as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund (each referred to as a Fund, or collectively, as the Funds). The above Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940, as amended and offer Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund, and 2.75% for Delaware Tax-Free USA Intermediate Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund, and 0.75% for Delaware Tax-Free USA Intermediate Fund if redeemed within the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Effective Sept. 25, 2014, all remaining shares of Class B were converted to Class A shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund is to seek as high a level of current interest income exempt from federal income taxes as is available from municipal obligations and as is consistent with prudent investment management and preservation of capital.

The investment objective of Delaware National High-Yield Municipal Bond Fund is to seek a high level of current income exempt from federal income tax primarily through investment in medium- and lower-grade municipal obligations.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Trust’s Board of Trustees (each, a Board or, collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

86

Federal Income Taxes – No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken for all open federal income tax years (Aug. 31, 2012–Aug. 31, 2015), and has concluded that no provision for federal income tax is required in each Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – Each Fund is an investment company, whose financial statements are prepared in conformity with U.S. GAAP. Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended Feb. 29, 2016.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under

87

Notes to financial statements
Delaware Investments® National Tax-Free Funds

1. Significant Accounting Policies (continued)

“Less expense paid indirectly.” For the six months ended Feb. 29, 2016, each Fund earned the following amounts under this agreement:

Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
$137	$77	$91

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
On the first $500 million	0.550%	0.500%	0.550%
On the next $500 million	0.500%	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse each Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 fees, taxes, interest, inverse floater program expenses, acquired fund fees and expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) do not exceed 0.56%, 0.60%, and 0.60% of average daily net assets of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund, respectively, from Sept. 1, 2015 through Feb. 29, 2016.1 For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Boards and DMC. These expense waivers and reimbursements apply only to expenses paid directly by each Fund and may only be terminated by agreement of DMC and each Fund.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to each Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis (NAV). These amounts are included on the “Statements of operations” under “Accounting and Administration expenses.” For the six months ended Feb. 29, 2016, each Fund was charged for these services as follows:

88

Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
$13,385	$16,791	$24,552

DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the retail funds within the Delaware Investments® Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Investments Family of Funds on a relative NAV. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended Feb. 29, 2016, each Fund was charged for these services as follows:

Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
$58,961	$73,963	$108,171

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are paid by each Fund and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, Delaware National High-Yield Municipal Bond Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares. The Board for Delaware Tax-Free USA Fund has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (1) 0.10% of average daily net assets representing shares acquired prior to June 1, 1992, and (2) 0.25% of average daily net assets representing shares acquired on or after June 1, 1992. All of the Fund’s Class A shareholders bear 12b-1 fees at the same rate, the blended rate, currently 0.25% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. The Class A shares of Delaware Tax-Free USA Intermediate Fund were subject to a 12b-1 fee of 0.25% of average daily net assets, which was contractually waived to 0.15% of average daily net assets from Sept. 1, 2015 through Feb. 29, 2016.1 Each Fund pays 1.00% of the average daily net assets of the Class C shares for all the Funds. Institutional Class shares pay no distribution and service expenses.

As provided in the investment management agreement, each Fund bears a portion of the cost of resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended Feb. 29, 2016, each Fund was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

89

Notes to financial statements
Delaware Investments® National Tax-Free Funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
$5,640	$7,070	$10,221

For the six months ended Feb. 29, 2016, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
$9,267	$3,411	$24,760

For the six months ended Feb. 29, 2016, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares. These commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Class A	$ —	$ 78	$ 950
Class C	567	644	6,684

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

Cross trades for the six months ended Feb. 29, 2016, were executed by the Fund pursuant to procedures adopted by the Boards designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At their regularly scheduled meetings, the Boards review such transactions for compliance with the procedures adopted by the Boards. Pursuant to these procedures, for the six months ended Feb. 29, 2016, the Funds engaged in securities purchases and securities sales, which resulted in net realized losses as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Purchases	$10,600,073	$13,735,058	$36,400,455
Sales	17,449,151	17,110,535	25,580,138
Net realized gain (losses)	241,781	1,020	—

1The contractual waiver period is from Dec. 29, 2014, through Dec. 29, 2016.

90

3. Investments

For the six months ended Feb. 29, 2016, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Purchases	$92,259,394	$130,932,123	$168,545,885
Sales	94,919,059	133,134,010	56,999,512

At Feb. 29, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Feb. 29, 2016, the cost and unrealized appreciation (depreciation) of investments for each Fund were as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Cost of Investments	$506,933,212	$657,259,898	$1,031,154,713

Aggregate unrealized appreciation of investments	$54,790,603	$48,844,507	$73,455,046
Aggregate unrealized depreciation of investments	(1,115,109)	(954,090)	(5,539,016)

Net unrealized appreciation of investments	$53,675,494	$47,890,417	$67,916,030

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at Aug. 31, 2015 will expire as follows:

	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
2017	$5,428,954	$374,735

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

91

Notes to financial statements
Delaware Investments® National Tax-Free Funds

3. Investments (continued)

Losses incurred that will be carried forward under the Act are as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Loss carryforward character:
Short-term	$ 642,595	$1,475,138	$10,312,954
Long-term	2,105,302	—	5,318,096

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a

92

Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of Feb. 29, 2016:

Delaware Tax-Free USA Fund
Securities	Level 2
Municipal Bonds	$557,508,706
Short-Term Investments	3,100,000

Total Value of Securities	$560,608,706

Delaware Tax-Free USA Intermediate Fund
Securities	Level 2
Municipal Bonds	$701,150,315
Short-Term Investments	4,000,000

Total Value of Securities	$705,150,315

Delaware National High-Yield Municipal Bond Fund
Securities	Level 2
Municipal Bonds	$1,077,595,743
Short-Term Investments	21,475,000

Total Value of Securities	$1,099,070,743

During the six months ended Feb. 29, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to each Fund. Each Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Feb. 29, 2016, there were no Level 3 investments.

93

Notes to financial statements
Delaware Investments® National Tax-Free Funds

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free USA Fund		Delaware Tax-Free USA Intermediate Fund		Delaware National High-Yield Municipal Bond Fund
	Six months ended 2/29/16	Year ended 8/31/15	Six months ended 2/29/16	Year ended 8/31/15	Six months ended 2/29/16	Year ended 8/31/15
Shares sold:
Class A	976,772	6,206,129	1,861,855	4,103,827	2,982,842	8,439,793
Class B	—	—	—	—	—	—
Class C	169,519	354,520	266,788	524,181	1,583,312	2,799,793
Institutional Class	665,685	1,448,572	5,469,910	13,835,733	14,147,279	32,549,643

Shares issued upon reinvestment of dividends and distributions:
Class A	660,589	1,321,485	218,609	418,517	324,008	615,419
Class B	—	52	—	1	—	64
Class C	31,115	59,534	39,036	77,051	118,889	198,834
Institutional Class	43,170	70,685	380,953	684,213	1,150,300	1,768,432

	2,546,850	9,460,977	8,237,151	19,643,523	20,306,630	46,371,978

Shares redeemed:
Class A	(2,933,205)	(6,951,366)	(2,313,983)	(9,663,549)	(2,899,693)	(7,179,403)
Class B	—	(20,585)	—	(413)	—	(20,948)
Class C	(244,236)	(285,827)	(285,430)	(1,030,063)	(725,291)	(1,231,191)
Institutional Class	(428,466)	(772,866)	(6,400,389)	(10,756,662)	(6,473,357)	(10,249,783)

	(3,605,907)	(8,030,644)	(8,999,802)	(21,450,687)	(10,098,341)	(18,681,325)

Net increase (decrease)	(1,059,057)	1,430,333	(762,651)	(1,807,164)	10,208,289	27,690,653

For the year ended Aug. 31, 2015, the following shares and values were converted from Class B to Class A for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables above and the “Statements of changes in net assets.”

94

	Year ended 8/31/15

	Class B Shares	Class A Shares	Value
Delaware Tax-Free USA Fund	2,096	2,095	$24,893
Delaware National High-Yield Municipal Bond Fund	3,664	3,672	39,175

For the year ended Aug. 31, 2015, Delaware Tax-Free USA Intermediate Fund had no exchange transactions.

Certain shareholders may exchange shares of one class of shares for another class in the same Fund. For the six months ended Feb. 29, 2016 and the year ended Aug. 31, 2015, each Fund had the following exchange transactions. These exchange transactions are included as subscriptions and redemptions in the tables on the previous page and the “Statements of changes in net assets.”

	Six months ended 2/29/16

	Exchange Redemptions	Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Value
Delaware Tax-Free USA Fund	5,031	—	4,999	$ 60,443
Delaware Tax-Free USA Intermediate Fund	1,742	—	1,729	21,196
Delaware National High-Yield Municipal Bond Fund	55,552	468	55,095	615,427

	Year ended 8/31/15

	Exchange Redemptions		Exchange Subscriptions

	Class A Shares	Class C Shares	Institutional Class Shares	Value
Delaware Tax-Free USA Intermediate Fund	1,776	603	2,358	$28,610
Delaware National High-Yield Municipal Bond Fund	1,758	5,032	6,750	73,457

95

Notes to financial statements
Delaware Investments® National Tax-Free Funds

5. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $275,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on Nov. 9, 2015.

On Nov. 9, 2015, each Fund, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.10%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 7, 2016.

The Funds had no amounts outstanding as of Feb. 29, 2016 or at any time during the period then ended.

6. Geographic, Credit, and Market Risks

The Funds concentrate their investments in securities issued by municipalities, and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in U.S. territories and possessions such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands, and Guam, whose bonds are also free of federal and individual state income taxes. The value of the Funds’ investments may be adversely affected by new legislation within the U.S. states or territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund. At Feb. 29, 2016, 2.11%, 4.24%, and 1.70% of Delaware Tax-Free USA Fund’s, Delaware Tax-Free USA Intermediate Fund’s, and Delaware National High-Yield Municipal Bond Fund’s net assets, respectively, were insured by bond insurers. These securities have been identified on the “Schedules of investments.”

As of Feb. 29, 2016, Delaware Tax-Free USA Fund invested in municipal bonds issued by the states of California, New York, and Texas which constituted approximately 12.07%, 17.69%, and 11.89%, respectively, of the Fund’s net assets. As of Feb. 29, 2016, Delaware Tax-Free USA Intermediate Fund invested in municipal bonds issued by the states of California, New York, and Texas, which constituted approximately 16.90%, 14.51%, and 10.72%, respectively, of the Fund’s net assets. As of Feb. 29, 2016, Delaware National High-Yield Municipal Bond Fund invested in municipal bonds issued by the states of California and New York which constituted approximately 13.26% and 11.84%, respectively, of the Fund’s net assets. These investments could make each Fund more sensitive to economic conditions in those states than other more geographically diversified national municipal income funds.

96

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P), lower than Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Funds may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Boards have delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on

97

Notes to financial statements
Delaware Investments® National Tax-Free Funds

6. Geographic, Credit, and Market Risks (continued)

investments in illiquid securities. Rule 144A and illiquid securities held by each Fund have been identified on the “Schedules of investments.” When monitoring compliance with the Fund’s illiquid limit, certain holdings that are common to multiple clients of the investment manager may be aggregated and considered illiquid in the aggregate solely for monitoring purposes. For purposes of determining illiquidity for financial reporting purposes, only the holdings of this Fund will be considered.

7. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

8. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share.” The amendments in this update are effective for the Funds for fiscal years beginning after Dec. 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at NAV per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statement disclosures.

9. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Feb. 29, 2016 that would require recognition or disclosure in the Funds’ financial statements.

98

About the organization

Board of trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Investments®

Family of Funds

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Investments

Family of Funds

Private Investor

Rosemont, PA

Ann D. Borowiec

Former Chief Executive Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

Joseph W. Chow

Former Executive Vice

President

State Street Corporation

Boston, MA

John A. Fry

President

Drexel University

Philadelphia, PA

Lucinda S. Landreth

Former Chief Investment Officer

Assurant, Inc.

New York, NY

Frances A.

Sevilla-Sacasa

Chief Executive Officer

Banco Itaú

International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President and

Treasurer

3M Corporation

St. Paul, MN

Affiliated officers

David F. Connor

Senior Vice President,

General Counsel,

and Secretary

Delaware Investments

Family of Funds

Philadelphia, PA

Daniel V. Geatens

Vice President and Treasurer

Delaware Investments

Family of Funds

Philadelphia, PA

Richard Salus

Senior Vice President and

Chief Financial Officer

Delaware Investments

Family of Funds

Philadelphia, PA

This semiannual report is for the information of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Forms N-Q are available without charge on the Funds’ website at delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

99

Semiannual report

Fixed income mutual funds

Delaware Tax-Free Arizona Fund

Delaware Tax-Free California Fund

Delaware Tax-Free Colorado Fund

Delaware Tax-Free Idaho Fund

Delaware Tax-Free New York Fund

Delaware Tax-Free Pennsylvania Fund

February 29, 2016

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund at delawareinvestments.com.

Manage your investments online

●	24-hour access to your account information
●	Obtain share prices
●	Check your account balance and recent transactions
●	Request statements or literature
●	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment, and funds management services.

Neither Delaware Investments nor its affiliates noted in this document are authorized deposit-taking institutions for the purpose of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL). MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

Unless otherwise noted, views expressed herein are current as of Feb. 29, 2016, and subject to change for events occurring after such date.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2016 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from September 1, 2015 to February 29, 2016 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Sept. 1, 2015 to Feb. 29, 2016.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from September 1, 2015 to February 29, 2016 (Unaudited)

Delaware Tax-Free Arizona Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/15	Ending Account Value 2/29/16	Annualized Expense Ratio	Expenses Paid During Period 9/1/15 to 2/29/16*
Actual Fund return†
Class A	$1,000.00	$1,033.20	0.84%	$4.25
Class C	1,000.00	1,029.30	1.59%	8.02
Institutional Class	1,000.00	1,034.50	0.59%	2.98
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.69	0.84%	$4.22
Class C	1,000.00	1,016.96	1.59%	7.97
Institutional Class	1,000.00	1,021.93	0.59%	2.97

Delaware Tax-Free California Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/15	Ending Account Value 2/29/16	Annualized Expense Ratio	Expenses Paid During Period 9/1/15 to 2/29/16*
Actual Fund return†
Class A	$1,000.00	$1,037.90	0.82%	$4.15
Class C	1,000.00	1,034.00	1.57%	7.94
Institutional Class	1,000.00	1,039.10	0.57%	2.89
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.79	0.82%	$4.12
Class C	1,000.00	1,017.06	1.57%	7.87
Institutional Class	1,000.00	1,022.03	0.57%	2.87

2

Delaware Tax-Free Colorado Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/15	Ending Account Value 2/29/16	Annualized Expense Ratio	Expenses Paid During Period 9/1/15 to 2/29/16*
Actual Fund return†
Class A	$1,000.00	$1,036.10	0.84%	$4.25
Class C	1,000.00	1,032.20	1.59%	8.03
Institutional Class	1,000.00	1,036.40	0.59%	2.99
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.69	0.84%	$4.22
Class C	1,000.00	1,016.96	1.59%	7.97
Institutional Class	1,000.00	1,021.93	0.59%	2.97

Delaware Tax-Free Idaho Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/15	Ending Account Value 2/29/16	Annualized Expense Ratio	Expenses Paid During Period 9/1/15 to 2/29/16*
Actual Fund return†
Class A	$1,000.00	$1,030.10	0.86%	$4.34
Class C	1,000.00	1,026.30	1.61%	8.11
Institutional Class	1,000.00	1,031.40	0.61%	3.08
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.59	0.86%	$4.32
Class C	1,000.00	1,016.86	1.61%	8.07
Institutional Class	1,000.00	1,021.83	0.61%	3.07

3

Disclosure of Fund expenses

For the six-month period from September 1, 2015 to February 29, 2016 (Unaudited)

Delaware Tax-Free New York Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/15	Ending Account Value 2/29/16	Annualized Expense Ratio	Expenses Paid During Period 9/1/15 to 2/29/16*
Actual Fund return†
Class A	$1,000.00	$1,037.60	0.80%	$4.05
Class C	1,000.00	1,033.80	1.55%	7.84
Institutional Class	1,000.00	1,038.90	0.55%	2.79
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.89	0.80%	$4.02
Class C	1,000.00	1,017.16	1.55%	7.77
Institutional Class	1,000.00	1,022.13	0.55%	2.77

Delaware Tax-Free Pennsylvania Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/15	Ending Account Value 2/29/16	Annualized Expense Ratio	Expenses Paid During Period 9/1/15 to 2/29/16*
Actual Fund return†
Class A	$1,000.00	$1,027.90	0.88%	$4.44
Class C	1,000.00	1,025.20	1.64%	8.26
Institutional Class	1,000.00	1,030.30	0.64%	3.23
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.49	0.88%	$4.42
Class C	1,000.00	1,016.71	1.64%	8.22
Institutional Class	1,000.00	1,021.68	0.64%	3.22

*	“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

4

Security type / sector / state / territory allocations
Delaware Tax-Free Arizona Fund	As of February 29, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.16%
Corporate Revenue Bonds	9.12%
Education Revenue Bonds	24.76%
Electric Revenue Bonds	7.41%
Healthcare Revenue Bonds	16.15%
Lease Revenue Bonds	4.79%
Local General Obligation Bond	1.10%
Pre-Refunded Bonds	12.50%
Special Tax Revenue Bonds	12.66%
Transportation Revenue Bonds	5.33%
Water & Sewer Revenue Bonds	4.34%
Short-Term Investment	0.82%
Total Value of Securities	98.98%
Receivables and Other Assets Net of Liabilities	1.02%
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free Arizona Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
Arizona	95.38%
Guam	1.62%
Puerto Rico	1.98%
Total Value of Securities	98.98%

5

Security type / sector / state / territory allocations
Delaware Tax-Free California Fund	As of February 29, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	95.07%
Corporate Revenue Bonds	3.23%
Education Revenue Bonds	13.01%
Electric Revenue Bonds	6.08%
Healthcare Revenue Bonds	14.56%
Housing Revenue Bonds	5.20%
Lease Revenue Bonds	17.71%
Local General Obligation Bonds	5.28%
Pre-Refunded Bonds	6.33%
Resource Recovery Revenue Bond	1.20%
Special Tax Revenue Bonds	6.64%
State General Obligation Bonds	5.51%
Transportation Revenue Bonds	6.31%
Water & Sewer Revenue Bonds	4.01%
Short-Term Investments	3.79%
Total Value of Securities	98.86%
Receivables and Other Assets Net of Liabilities	1.14%
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free California Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
California	98.49%
U.S. Virgin Islands	0.37%
Total Value of Securities	98.86%

6

Security type / sector / state / territory allocations
Delaware Tax-Free Colorado Fund	As of February 29, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.47%
Corporate Revenue Bond	2.08%
Education Revenue Bonds	10.37%
Electric Revenue Bonds	4.28%
Healthcare Revenue Bonds	31.77%
Housing Revenue Bonds	0.37%
Lease Revenue Bonds	3.39%
Local General Obligation Bonds	10.70%
Pre-Refunded Bonds	8.32%
Special Tax Revenue Bonds	15.94%
Transportation Revenue Bonds	11.11%
Water & Sewer Revenue Bond	0.14%
Short-Term Investments	0.49%
Total Value of Securities	98.96%
Receivables and Other Assets Net of Liabilities	1.04%
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free Colorado Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
Colorado	95.60%
Guam	1.65%
Puerto Rico	1.13%
U.S. Virgin Islands	0.58%
Total Value of Securities	98.96%

7

Security type / sector / state / territory allocations
Delaware Tax-Free Idaho Fund	As of February 29, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	96.85%
Corporate Revenue Bonds	4.68%
Education Revenue Bonds	13.02%
Electric Revenue Bond	2.14%
Healthcare Revenue Bonds	11.97%
Housing Revenue Bonds	2.36%
Lease Revenue Bonds	7.03%
Local General Obligation Bonds	26.22%
Pre-Refunded Bonds	7.99%
Special Tax Revenue Bonds	16.74%
Transportation Revenue Bonds	4.35%
Water & Sewer Revenue Bond	0.35%
Short-Term Investment	2.01%
Total Value of Securities	98.86%
Receivables and Other Assets Net of Liabilities	1.14%
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free Idaho Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
Guam	3.09%
Idaho	91.63%
Puerto Rico	2.22%
U.S. Virgin Islands	1.92%
Total Value of Securities	98.86%

8

Security type / sector / state / territory allocations
Delaware Tax-Free New York Fund	As of February 29, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.74%
Corporate Revenue Bonds	7.28%
Education Revenue Bonds	22.81%
Electric Revenue Bonds	3.43%
Healthcare Revenue Bonds	14.93%
Housing Revenue Bond	0.12%
Lease Revenue Bonds	8.74%
Local General Obligation Bonds	6.00%
Pre-Refunded Bonds	6.54%
Resource Recovery Revenue Bond	0.41%
Special Tax Revenue Bonds	15.94%
State General Obligation Bonds	0.78%
Transportation Revenue Bonds	9.85%
Water & Sewer Revenue Bonds	1.91%
Total Value of Securities	98.74%
Receivables and Other Assets Net of Liabilities	1.26%
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free New York Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
Guam	0.30%
New York	97.76%
Puerto Rico	0.55%
U.S. Virgin Islands	0.13%
Total Value of Securities	98.74%

9

Security type / sector / state / territory allocations
Delaware Tax-Free Pennsylvania Fund	As of February 29, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	100.02%
Corporate Revenue Bonds	4.80%
Education Revenue Bonds	24.35%
Electric Revenue Bonds	0.63%
Healthcare Revenue Bonds	26.47%
Housing Revenue Bonds	1.27%
Lease Revenue Bonds	3.65%
Local General Obligation Bonds	9.25%
Pre-Refunded/Escrowed to Maturity Bonds	11.38%
Resource Recovery Revenue Bonds	1.09%
Special Tax Revenue Bonds	3.30%
State General Obligation Bonds	1.51%
Transportation Revenue Bonds	8.39%
Water & Sewer Revenue Bonds	3.93%
Total Value of Securities	100.02%
Liabilities Net of Receivables and Other Assets	(0.02%)
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free Pennsylvania Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
Guam	1.05%
Pennsylvania	98.97%
Total Value of Securities	100.02%

10

Schedules of investments
Delaware Tax-Free Arizona Fund	February 29, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 98.16%

Corporate Revenue Bonds – 9.12%
Maricopa County Pollution Control
(Public Service - Palo Verde Project) Series B 5.20% 6/1/43 ●	1,500,000	$1,676,880
(Southern California Education Co.) Series A 5.00% 6/1/35	2,400,000	2,698,248
Pima County Industrial Development Authority Pollution Control Revenue
(Tucson Electric Power) Series A 5.25% 10/1/40	2,000,000	2,220,040
Salt Verde Financial Senior Gas Revenue
5.00%12/1/37	1,000,000	1,184,730

		7,779,898

Education Revenue Bonds – 24.76%
Arizona Health Facilities Authority Healthcare Education Revenue
(Kirksville College) 5.125% 1/1/30	1,500,000	1,662,375
Arizona State University
Series D 5.00% 7/1/41	1,250,000	1,455,575
Arizona State University Energy Management Revenue
(Arizona State University Tempe Campus II Project) 4.50% 7/1/24	1,000,000	1,074,800
Glendale Industrial Development Authority Revenue
(Midwestern University)
5.00% 5/15/31	645,000	724,180
5.125% 5/15/40	1,305,000	1,466,885
Northern Arizona University
5.00% 6/1/36	475,000	527,193
5.00% 6/1/41	1,240,000	1,365,401
Phoenix Industrial Development Authority
(Basis School Projects) 144A 5.00% 7/1/35 #	1,000,000	1,052,690
(Choice Academies Project) 5.625% 9/1/42	1,250,000	1,324,213
(Eagle College Preparatory Project) Series A 5.00% 7/1/43	500,000	509,755
(Great Hearts Academic Project)
5.00% 7/1/46	1,000,000	1,090,430
6.30% 7/1/42	500,000	555,675
6.40% 7/1/47	500,000	557,125
(Legacy Traditional Schools Project) Series A 144A 6.75% 7/1/44 #	500,000	565,030
(Rowan University Project) 5.00% 6/1/42	2,000,000	2,168,300
Pima County Industrial Development Authority Education Revenue
(Edkey Charter School Project) 6.00% 7/1/48	1,000,000	990,090
(Tucson Country Day School Project) 5.00% 6/1/37	750,000	677,168

11

Schedules of investments

Delaware Tax-Free Arizona Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Tucson Industrial Development Authority Lease Revenue
(University of Arizona-Marshall Foundation) Series A 5.00% 7/15/27 (AMBAC)	980,000	$981,382
University of Arizona Board of Rights
Series A 5.00% 6/1/25	1,000,000	1,210,330
Series A 5.00% 6/1/38	1,000,000	1,159,880

		21,118,477

Electric Revenue Bonds – 7.41%
Mesa Utilities System Revenue
5.00% 7/1/18 (NATL-RE)	1,500,000	1,650,090
Pinal County Electric District No. 3
5.25%7/1/41	2,000,000	2,310,520
Salt River Project Agricultural Improvement & Power District Electric System Revenue
Series A 5.00% 12/1/30	1,000,000	1,192,070
Series A 5.00% 12/1/45	1,000,000	1,164,940

		6,317,620

Healthcare Revenue Bonds – 16.15%
Arizona Health Facilities Authority Hospital System Revenue
(Banner Health)
Series A 5.00% 1/1/43	1,500,000	1,663,770
Series A 5.00% 1/1/44	1,000,000	1,129,060
(Phoenix Children’s Hospital) Series A 5.00% 2/1/34	995,000	1,089,495
(Scottsdale Lincoln Hospital Project) 5.00% 12/1/42	1,000,000	1,136,050
Maricopa County Industrial Development Authority Health Facilities Revenue
(Catholic Healthcare West) Series A 6.00% 7/1/39	2,500,000	2,816,175
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	1,615,000	1,691,648
Tempe Industrial Development Authority Revenue
(Friendship Village) Series A 6.25% 12/1/42	1,200,000	1,308,516
Yavapai County Industrial Development Authority Hospital Facility
(Yavapai Regional Medical Center) Series A 5.25% 8/1/33	2,000,000	2,255,540
Yuma Industrial Development Authority Hospital Revenue
(Yuma Regional Medical Center)
Series A 5.00% 8/1/32	295,000	337,082
Series A 5.25% 8/1/32	300,000	348,810

		13,776,146

12

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Lease Revenue Bonds – 4.79%
Arizona Game & Fish Department & Community Beneficial Interest Certificates
(Administration Building Project) 5.00% 7/1/32	1,000,000	$1,012,990
Arizona State Certificates of Participation Department Administration
Series A 5.25% 10/1/25 (AGM)	1,500,000	1,690,890
Arizona State Sports & Tourism Authority
(Multipurpose Stadium Facility) Senior Series A 5.00% 7/1/36	350,000	376,505
Maricopa County Industrial Development Authority Correctional Contract Revenue
(Phoenix West Prison) Series B 5.375% 7/1/22 (ACA)	1,000,000	1,002,090

		4,082,475

Local General Obligation Bond – 1.10%
City of Chandler
5.00% 7/1/23	750,000	937,995

		937,995

Pre-Refunded Bonds – 12.50%
Arizona Department of Transportation State Highway Fund Revenue
Series A 5.00% 7/1/29-18 §	1,115,000	1,226,154
Series B 5.00% 7/1/32-18 §	1,000,000	1,100,430
Arizona State University
Series C 5.50% 7/1/25-20 §	330,000	394,060
Coconino & Yavapai Counties Joint Unified School District No. 9
(Sedona Oak Creek Project of 2007) Series B 5.375% 7/1/28-19 §	1,350,000	1,553,310
Gila County Unified School District No. 10
(Payson School Improvement Project of 2006) Series A 5.25% 7/1/27-17 (AMBAC) §	1,000,000	1,063,090
Glendale Industrial Development Authority Hospital Revenue
(John C. Lincoln Health) 5.00% 12/1/42-17 §	2,205,000	2,370,441
University of Arizona Medical Center Hospital Revenue
6.50% 7/1/39-19 §	2,500,000	2,959,900

		10,667,385

Special Tax Revenue Bonds – 12.66%
Arizona Department of Transportation State Highway Fund Revenue
5.00%7/1/32	1,500,000	1,796,865
Subordinated Series A 5.00% 7/1/38	750,000	875,670

13

Schedules of investments

Delaware Tax-Free Arizona Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
City of Glendale Transportation Excise Tax Revenue
5.00% 7/1/30 (AGM)	1,000,000	$1,183,720
Flagstaff Aspen Place Sawmill Improvement District Revenue
5.00% 1/1/32	195,000	195,616
Gilbert Public Facilities Municipal Property Revenue
5.00% 7/1/25	1,250,000	1,405,213
Glendale Municipal Property Excise Tax Revenue
(Senior Lien) Series B 5.00% 7/1/33	570,000	648,677
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	545,000	597,712
Series A 5.25% 1/1/36	705,000	785,356
Marana Tangerine Farm Road Improvement District Revenue
4.60% 1/1/26	616,000	624,070
Mesa Excise Tax Revenue
5.00% 7/1/32	1,000,000	1,176,790
Queen Creek Improvement District No. 1
5.00% 1/1/32	860,000	869,675
Regional Public Transportation Authority
(Maricopa County Public Transportation) 5.25% 7/1/24	500,000	637,230

		10,796,594

Transportation Revenue Bonds – 5.33%
Phoenix Civic Improvement Airport Revenue
(Junior Lien)
Series A 5.00% 7/1/45	1,000,000	1,140,810
Series A 5.25% 7/1/33	1,250,000	1,408,025
(Senior Lien) 5.00% 7/1/32 (AMT)	1,750,000	2,002,490

		4,551,325

Water & Sewer Revenue Bonds – 4.34%
Arizona Water Infrastructure Finance Authority
(Water Quality Revenue) Series A 5.00% 10/1/26	1,000,000	1,257,210
Central Arizona Water Conservation District
(Central Arizona Project)
5.00% 1/1/27	400,000	503,832
5.00% 1/1/31	600,000	734,202
Phoenix Civic Improvement Wastewater Systems Revenue
(Junior Lien) Series B 5.00% 7/1/21	1,000,000	1,205,130

		3,700,374

Total Municipal Bonds (cost $77,506,884)		83,728,289

14

	Principal amount°	Value (U.S. $)

Short-Term Investment – 0.82%

Variable Rate Demand Note – 0.82%¤
Phoenix Industrial Development Authority (Mayo Clinic)
0.01% 11/15/52	700,000	700,000

Total Short-Term Investment (cost $700,000)		700,000

Total Value of Securities – 98.98% (cost $78,206,884)		$84,428,289

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 29, 2016, the aggregate value of Rule 144A securities was $1,617,720, which represents 1.90% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. The rate shown is the rate as of Feb. 29, 2016.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

●	Variable rate security. The rate shown is the rate as of Feb. 29, 2016. Interest rates reset periodically.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

ACA – Insured by American Capital Access

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

NATL-RE – Insured by National Public Finance Guarantee Corporation

See accompanying notes, which are an integral part of the financial statements.

15

Schedules of investments
Delaware Tax-Free California Fund	February 29, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 95.07%

Corporate Revenue Bonds – 3.23%
Chula Vista Industrial Development Revenue
(San Diego Gas & Electric) Series D 5.875% 1/1/34	1,000,000	$1,154,200
Golden State Tobacco Securitization Settlement Revenue
(Asset-Backed Senior Notes) Series A-1 5.75% 6/1/47	2,005,000	1,938,534

		3,092,734

Education Revenue Bonds – 13.01%
California Municipal Finance Authority
(American Heritage Education Foundation Project) Series A 5.25% 6/1/36	1,000,000	1,002,440
(California Baptist University) Series A 144A 5.375% 11/1/40 #	1,000,000	1,036,560
(Julian Charter School Project) Series A 144A 5.625% 3/1/45 #	500,000	513,315
(Southwestern Law School) 6.50% 11/1/41	1,140,000	1,366,894
California School Finance Authority
(Aspire Public Schools Project) Series A 144A 5.00% 8/1/45 #	715,000	793,750
(Green Dot Public Schools Project) Series A 144A 5.00% 8/1/35 #	1,000,000	1,095,240
(KIPP Louisiana Projects) Series A 5.125% 7/1/44	1,000,000	1,086,070
(Partnerships to Uplift Communities Valley Project) Series A 6.75% 8/1/44	1,000,000	1,164,070
(View Park Elementary & Middle Schools) Series A 5.625% 10/1/34	575,000	615,980
California Statewide Communities Development Authority Charter School Revenue
(Green Dot Public Schools) Series A 7.25% 8/1/41	800,000	927,688
California Statewide Communities Development Authority Revenue
(California Baptist University) Series A 6.125% 11/1/33	750,000	828,277
(University of California East Irvine Campus Apartments) 5.375% 5/15/38	1,000,000	1,132,560
Mt. San Antonio Community College District Convertible Capital Appreciation Election 2008
5.875% 8/1/28 Ω	1,000,000	905,320

		12,468,164

Electric Revenue Bonds – 6.08%
Anaheim Public Financing Authority Electric System District Facilities
Series A 5.00% 10/1/25	800,000	948,880
Imperial Irrigation District Electric System Revenue
Series A 5.25% 11/1/24	500,000	585,065
Series B 5.00% 11/1/36	250,000	285,143

16

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Electric Revenue Bonds (continued)
Imperial Irrigation District Electric System Revenue
Series C 5.00% 11/1/36	500,000	$599,705
Series C 5.25% 11/1/31	1,175,000	1,369,592
Southern California Public Power Authority Revenue
(Southern Transmission Project) Subordinate Series A 5.00% 7/1/22	1,000,000	1,105,110
Turlock Irrigation District Revenue
Series A 5.00% 1/1/30	830,000	935,974

		5,829,469

Healthcare Revenue Bonds – 14.56%
Abag Finance Authority for Nonprofit Corporations
(Episcopal Senior Communities) 6.125% 7/1/41	850,000	970,861
(Sharp Health Care)
6.25% 8/1/39	1,000,000	1,160,410
Series A 5.00% 8/1/26	300,000	348,162
Series A 5.00% 8/1/27	300,000	346,233
Series A 5.00% 8/1/28	250,000	287,230
California Health Facilities Financing Authority Revenue
(Catholic Health Care West)
Series A 6.00% 7/1/39	855,000	978,924
Series E 5.625% 7/1/25	1,000,000	1,153,640
(Children’s Hospital Los Angeles) Series A 5.00% 11/15/34	500,000	555,060
(St. Joseph Health System) Series A 5.75% 7/1/39	1,000,000	1,143,860
(Sutter Health) Series D 5.25% 8/15/31	1,000,000	1,191,290
California Statewide Communities Development Authority Revenue
(BE.Group) 144A 7.25% 11/15/41 #	500,000	581,235
(Covenant Retirement Communities) Series C 5.625% 12/1/36	1,000,000	1,110,540
(Episcopal Communities & Services)
5.00% 5/15/27	500,000	569,830
5.00% 5/15/32	600,000	661,260
(Kaiser Permanente) Series A 5.00% 4/1/19	1,000,000	1,129,850
City of La Verne
(Brethren Hillcrest Homes) 5.00% 5/15/36	750,000	811,110
San Buenaventura Community Memorial Health Systems
7.50% 12/1/41	785,000	962,253

		13,961,748

17

Schedules of investments

Delaware Tax-Free California Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Housing Revenue Bonds – 5.20%
California Municipal Finance Authority Mobile Home Park Revenue
(Caritas Projects)
Series A 5.50% 8/15/47	750,000	$840,203
Series A 6.40% 8/15/45	965,000	1,065,794
California Statewide Communities Development Multifamily Housing Authority Revenue
(Silver Ridge Apartments) Series H 5.80% 8/1/33 (FNMA) (AMT) ●	970,000	970,301
Independent Cities Finance Authority
Series A 5.25% 5/15/44	1,000,000	1,110,330
Santa Clara County Multifamily Housing Authority Revenue
(Rivertown Apartments Project) Series A 5.85% 8/1/31 (AMT)	1,000,000	1,001,120

		4,987,748

Lease Revenue Bonds – 17.71%
Abag Finance Authority for Nonprofit Corporations
(Jackson Laboratory) 5.00% 7/1/37	1,000,000	1,122,610
California Infrastructure & Economic Development Bank
(Academy Motion Picture Art & Sciences Obligated Group) 5.00% 11/1/41	1,000,000	1,150,910
(Infrastructure State Revolving Fund) Series A 5.00% 10/1/29	1,000,000	1,251,160
California Municipal Finance Authority
(Goodwill Industry of Sacramento Valley & Northern Nevada Project) 5.00% 1/1/35	635,000	644,938
California State Public Works Board Lease Revenue
Series F 5.00% 5/1/28	1,280,000	1,575,002
(California State Prisons Los Angeles) Series C 5.00% 10/1/26	1,000,000	1,193,170
(General Services Buildings 8 & 9) Series A 6.25% 4/1/34	1,000,000	1,167,800
California Statewide Communities Development Authority Revenue
(Lancer Plaza Project) 5.625% 11/1/33	1,000,000	1,041,280
Elsinore Valley Municipal Water District
Series A 5.00% 7/1/24 (BHAC)	1,000,000	1,098,210
Golden State Tobacco Securitization Settlement Revenue
(Enhanced Asset-Backed) Series A 5.00% 6/1/29	1,000,000	1,180,500
Sacramento Financing Authority
5.00% 12/1/23 (BAM)	745,000	922,906

18

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Lease Revenue Bonds (continued)
San Diego
(Sanford Burnham Prebys Medical Discovery Institute)
Series A 5.00% 11/1/28	500,000	$601,390
Series A 5.00% 11/1/30	475,000	564,984
San Diego Public Facilities Financing Authority Lease Revenue
(Master Project) Series A 5.25% 3/1/40	1,000,000	1,142,130
San Jose Financing Authority Lease Revenue
(Civic Center Project) Series A 5.00% 6/1/33	1,000,000	1,169,250
San Mateo Joint Powers Financing Authority Lease Revenue
(Capital Projects) Series A 5.25% 7/15/26	1,000,000	1,147,140

		16,973,380

Local General Obligation Bonds – 5.28%
Anaheim School District Capital Appreciation Election 2002
4.58% 8/1/25 (NATL-RE) ^	1,000,000	751,160
Bonita Unified School District Election 2008
Series B 5.25% 8/1/28	800,000	979,872
Central Unified School District Election 2008
Series A 5.625% 8/1/33 (AGC)	1,000,000	1,135,120
Pittsburg Unified School District Financing Authority Revenue
(Pittsburg Unified School District Bond Program) 5.50% 9/1/46 (AGM)	800,000	940,264
San Francisco Bay Area Rapid Transit District Election 2004
Series D 5.00% 8/1/28	1,000,000	1,257,920

		5,064,336

Pre-Refunded Bonds – 6.33%
Bay Area Toll Authority Bridge Revenue
(San Francisco Bay Area) Series F-1 5.25% 4/1/27-19 §	800,000	910,504
California Statewide Communities Development Authority Revenue
(Aspire Public Schools Project) 6.00% 7/1/40-19 §	1,000,000	1,141,250
(Inland Regional Center Project) 5.375% 12/1/37-17 §	1,350,000	1,463,873
Grossmont Union High School District Election 2004
5.00% 8/1/33-18 §	1,000,000	1,104,450
Lancaster Redevelopment Agency
(Combined Redevelopment Project Areas) 6.875% 8/1/39-19 §	285,000	343,240

19

Schedules of investments

Delaware Tax-Free California Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Pre-Refunded Bonds (continued)
Santa Barbara Community College District Election 2008
Series A 5.25% 8/1/33-18 §	1,000,000	$1,110,450

		6,073,767

Resource Recovery Revenue Bond – 1.20%
South Bayside Waste Management Authority Revenue
(Shoreway Environmental Center) Series A 6.00% 9/1/36	1,000,000	1,147,080

		1,147,080

Special Tax Revenue Bonds – 6.64%
Commerce Joint Powers Financing Authority Revenue
Unrefunded (Redevelopment Project) Series A 5.00% 8/1/28 (AGC)	940,000	941,692
Glendale Redevelopment Agency Tax Allocation Revenue
(Central Glendale Redevelopment Project) 5.50% 12/1/24	1,000,000	1,039,140
Lancaster Redevelopment Agency
Unrefunded (Combined Redevelopment Project Areas) 6.875% 8/1/39	215,000	246,616
Rancho Santa Fe Community Services District Financing Authority Revenue Superior Lien
Series A 5.75% 9/1/30	800,000	919,488
Riverside County Redevelopment Agency Tax Allocation Housing
Series A 6.00% 10/1/39	1,000,000	1,155,160
San Diego Redevelopment Agency Tax Allocation Revenue
(Naval Training Center) Series A 5.75% 9/1/40	1,000,000	1,138,270
Virgin Islands Public Finance Authority Revenue
(Senior Lien-Matching Fund Loan Note) Series A 5.00% 10/1/29	325,000	353,827
Yucaipa Special Tax Community Facilities District No. 98-1
(Chapman Heights) 5.375% 9/1/30	500,000	567,540

		6,361,733

State General Obligation Bonds – 5.51%
California State
5.25% 11/1/40	1,000,000	1,167,590
Various Purposes
5.25% 3/1/30	1,000,000	1,154,530
5.25% 4/1/35	1,000,000	1,180,400
6.00% 3/1/33	1,000,000	1,187,600
6.00% 4/1/38	515,000	591,766

		5,281,886

20

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Transportation Revenue Bonds – 6.31%
Long Beach Marina System Revenue
5.00% 5/15/45	500,000	$550,730
Los Angeles Department of Airports Senior
(Los Angeles International Airport) Series D 5.00% 5/15/36 (AMT)	1,000,000	1,151,190
Los Angeles Department of Airports Subordinate
(Los Angeles International Airport) Series B 5.00% 5/15/33	1,000,000	1,141,610
Riverside County Transportation Commission Senior Lien
Series A 5.75% 6/1/44	500,000	576,695
San Diego Redevelopment Agency
(Centre City Redevelopment Project) Series A 6.40% 9/1/25	870,000	874,280
San Francisco Municipal Transportation Agency Revenue
Series B 5.00% 3/1/37	1,500,000	1,751,160

		6,045,665

Water & Sewer Revenue Bonds – 4.01%
California State Department of Water Resources
Unrefunded (Central Valley Project) Series AG 5.00% 12/1/28	75,000	86,806
San Diego Public Facilities Financing Authority Water Revenue
Subordinate Series A 5.00% 8/1/29	1,000,000	1,201,820
San Francisco City & County Public Utilities Commission Water Revenue
Series B 5.00% 11/1/26	800,000	920,608
(Water & Sewer Improvement) Subordinate Series A 5.00% 11/1/32	1,015,000	1,200,481
Semitropic Improvement District
(Second Lien) Series A 5.00% 12/1/22 (AGM)	355,000	434,296

		3,844,011

Total Municipal Bonds (cost $82,108,176)		91,131,721

21

Schedules of investments

Delaware Tax-Free California Fund

	Number of shares	Value (U.S. $)

Short-Term Investments – 3.79%

Money Market Mutual Fund – 1.18%
California Municipal Cash Trust	1,127,413	$1,127,413

		1,127,413

	Principal amount°

Variable Rate Demand Note – 2.61%¤
California Infrastructure & Economic Development Bank Revenue (Los Angeles Museum)
0.01% 9/1/37 (LOC - Wells Fargo Bank N.A.)	2,500,000	2,500,000

		2,500,000

Total Short-Term Investments (cost $3,627,413)		3,627,413

Total Value of Securities – 98.86% (cost $85,735,589)		$94,759,134

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 29, 2016, the aggregate value of Rule 144A securities was $4,020,100, which represents 4.19% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. The rate shown is the rate as of Feb. 29, 2016.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

●	Variable rate security. The rate shown is the rate as of Feb. 29, 2016. Interest rates reset periodically.

Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

22

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

BAM – Insured by Build America Mutual Assurance

BHAC – Insured by Berkshire Hathaway Assurance Company

FNMA – Federal National Mortgage Association Collateral

LOC – Letter of Credit

N.A. – North America

NATL-RE – Insured by National Public Finance Guarantee Corporation

See accompanying notes, which are an integral part of the financial statements.

23

Schedules of investments
Delaware Tax-Free Colorado Fund	February 29, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 98.47%

Corporate Revenue Bond – 2.08%
Public Authority Energy Natural Gas Revenue
Series 2008 6.50% 11/15/38	3,000,000	$4,095,510

		4,095,510

Education Revenue Bonds – 10.37%
Colorado Educational & Cultural Facilities Authority Revenue
144A 5.00% 7/1/36 #	500,000	517,320
5.00%11/1/44	890,000	915,169
144A 5.25% 7/1/46 #	1,350,000	1,394,563
(Academy Charter School Project)
5.50% 5/1/36 (SGI)	2,280,000	2,288,527
7.45% 8/1/48	1,000,000	1,192,960
(Atlas Preparatory Charter School) 144A 5.25% 4/1/45 #	1,300,000	1,288,443
(Charter School Project) 5.00% 7/15/37	1,150,000	1,245,749
(Johnson & Wales University) Series A 5.25% 4/1/37	1,790,000	2,031,972
(Liberty Common Charter School Project) Series A 5.00% 1/15/39	1,000,000	1,093,810
(Littleton Preparatory Charter School Project)
5.00% 12/1/33	450,000	463,477
5.00% 12/1/42	540,000	546,750
(Pinnacle Charter School Project) 5.00% 6/1/26	700,000	808,248
(Skyview Charter School)
144A 5.375% 7/1/44 #	860,000	918,875
144A 5.50% 7/1/49 #	870,000	930,900
(University Lab Charter School) 144A 5.00% 12/15/45 #	500,000	501,500
(Woodrow Wilson Charter School Project)
5.25% 12/1/34 (SGI)	1,960,000	1,979,286
University of Colorado
Series A 5.00% 6/1/33	2,000,000	2,324,060

		20,441,609

Electric Revenue Bonds – 4.28%
Colorado Springs Utilities System Revenue
Series A 5.00% 11/15/40	1,500,000	1,753,800
Series A 5.00% 11/15/45	750,000	872,093
Platte River Power Authority Revenue
Series HH 5.00% 6/1/27	2,795,000	3,153,403
Series HH 5.00% 6/1/29	2,355,000	2,655,757

		8,435,053

Healthcare Revenue Bonds – 31.77%
Aurora Hospital Revenue
(Children’s Hospital Association Project) Series D 5.00% 12/1/23 (AGM)	2,775,000	3,013,900

24

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(American Baptist)
7.625% 8/1/33	150,000	$177,645
8.00% 8/1/43	1,000,000	1,201,460
(Catholic Health Initiatives)
Series A 5.00% 7/1/39	1,540,000	1,657,409
Series A 5.00% 2/1/41	2,250,000	2,456,055
Series A 5.25% 2/1/33	1,000,000	1,115,070
Series A 5.25% 1/1/45	3,000,000	3,370,050
Series D 6.25% 10/1/33	2,000,000	2,245,480
(Christian Living Community Project)
5.25% 1/1/37	1,500,000	1,554,765
6.375% 1/1/41	1,000,000	1,087,670
Series A 5.75% 1/1/37	1,500,000	1,519,620
(Covenant Retirement Communities)
Series A 5.00% 12/1/33	4,000,000	4,349,200
Series A 5.00% 12/1/35	1,000,000	1,100,630
(Craig Hospital Project) 5.00% 12/1/32	3,500,000	3,960,460
(Evangelical Lutheran)
5.00% 6/1/35	2,000,000	2,012,560
5.00% 12/1/42	2,500,000	2,690,725
5.00% 6/1/45	2,750,000	3,008,693
5.625% 6/1/43	1,150,000	1,337,726
(Mental Health Center Denver Project) Series A 5.75% 2/1/44	2,000,000	2,288,840
(National Jewish Health Project) 5.00% 1/1/27	300,000	317,952
(SCL Health Systems) Series A 5.00% 1/1/44	3,050,000	3,441,376
(Sisters of Charity of Leavenworth Health System)
Series A 5.00% 1/1/40	1,155,000	1,276,541
Series B 5.25% 1/1/25	2,500,000	2,863,525
(Sunny Vista Living Center) Series A 6.25% 12/1/50	935,000	957,515
(Total Long-Term Care)
Series A 6.00% 11/15/30	2,365,000	2,701,776
Series A 6.25% 11/15/40	750,000	852,593
(Vail Valley Medical Center Project) 5.00% 1/15/35	1,000,000	1,173,120
(Valley View Hospital Association) 5.50% 5/15/28	1,000,000	1,086,450
Denver Health & Hospital Authority Health Care Revenue
(Recovery Zone Facilities) 5.625% 12/1/40	2,500,000	2,763,600
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	2,120,000	2,220,615

25

Schedules of investments

Delaware Tax-Free Colorado Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
University of Colorado Hospital Authority Revenue
Series A 6.00% 11/15/29	2,460,000	$2,835,912

		62,638,933

Housing Revenue Bonds – 0.37%
Colorado Housing & Finance Authority
(Single Family Program Class 1)
Series AA 4.50% 5/1/23 (FHLMC)	330,000	342,398
Series AA 4.50% 11/1/23 (FHLMC)	340,000	380,371

		722,769

Lease Revenue Bonds – 3.39%
Aurora Certificates of Participation
Series A 5.00% 12/1/30	2,370,000	2,674,758
Colorado Building Excellent Schools Today Certificates of Participation
Series G 5.00% 3/15/32	2,000,000	2,301,440
Regional Transportation District Certificates of Participation
Series A 5.00% 6/1/33	1,500,000	1,717,380

		6,693,578

Local General Obligation Bonds – 10.70%
Adams & Weld Counties School District No. 27J Brighton
4.00% 12/1/30	300,000	334,878
4.00% 12/1/31	1,000,000	1,109,000
Beacon Point Metropolitan District
5.00% 12/1/30 (AGM)	1,130,000	1,327,355
Central Colorado Water Conservancy District
(Limited Tax) 5.00% 12/1/33	1,000,000	1,148,610
Commerce City Northern Infrastructure General Improvement District
5.00% 12/1/32 (AGM)	2,125,000	2,484,996
Denver City & County
(Better Denver & Zoo) Series A 5.00% 8/1/25	3,215,000	3,637,001
Denver International Business Center Metropolitan District No. 1
5.00% 12/1/30	350,000	368,718
Douglas County School District No. 1
(Douglas & Elbert Counties) 5.00% 12/15/22	1,175,000	1,425,945
Eaton Area Park & Recreation District
5.25% 12/1/34	360,000	377,255
5.50% 12/1/38	455,000	484,484

26

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Local General Obligation Bonds (continued)
Garfield Pitkin & Eagle Counties School District No. RE-1 Roaring Fork
Series 1 4.00% 12/15/31	1,300,000	$1,433,952
Jefferson County School District No. R-1
5.25% 12/15/24	1,250,000	1,604,537
North Range Metropolitan
District No. 1 4.50% 12/15/31 (ACA)	1,500,000	1,500,135
District No. 2 5.50% 12/15/37 @	1,200,000	1,214,388
Rangely Hospital District
6.00% 11/1/26	2,250,000	2,644,200

		21,095,454

Pre-Refunded Bonds – 8.32%
Adams & Arapahoe Counties Joint School District No. 28J
(Aurora) 6.00% 12/1/28-18 §	2,500,000	2,860,950
Colorado Health Facilities Authority Revenue
(Adventist Health/Sunbelt)
5.125% 11/15/24-16 ●§	1,375,000	1,420,980
5.125% 11/15/24-16 §	75,000	77,508
(Catholic Health Initiatives) Series C-1 5.10% 10/1/41-18 (AGM) §	2,000,000	2,190,220
Colorado Springs Utilities System Improvement Revenue
Series C 5.50% 11/15/48-18 §	3,250,000	3,667,495
Garfield County School District No. 2
5.00% 12/1/25-16 (AGM) §	2,280,000	2,358,934
Grand County School District No. 2
(East Grand) 5.25% 12/1/25-17 (AGM) §	1,000,000	1,081,590
Gunnison Watershed School District No. 1J Series 2009
5.25% 12/1/33-18 §	1,400,000	1,573,124
Weld County School District No. 4
5.00% 12/1/19-17 (AGM) §	1,085,000	1,168,794

		16,399,595

Special Tax Revenue Bonds – 15.94%
Baptist Road Rural Transportation Authority Sales & Use Tax Revenue
5.00% 12/1/26 @	1,575,000	1,570,984
Central Platte Valley Metropolitan District
5.00% 12/1/43	725,000	762,359
Commerce City
5.00% 8/1/44 (AGM)	1,500,000	1,699,095
Denver Convention Center Hotel Authority Revenue
5.00% 12/1/35 (SGI)	3,665,000	3,716,456

27

Schedules of investments

Delaware Tax-Free Colorado Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
Denver International Business Center Metropolitan District No. 1
5.375% 12/1/35	1,750,000	$1,853,163
Denver Urban Renewal Authority
(Stapleton) Senior Subordinated Series B 5.00% 12/1/25	1,250,000	1,576,913
Fountain Urban Renewal Authority Tax Increment Revenue
(Academy Highlands Project) Series A 5.50% 11/1/44	2,595,000	2,781,996
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	1,250,000	1,370,900
Series A 5.25% 1/1/36	1,675,000	1,865,917
Park Meadows Business Improvement District Shared Sales Tax Revenue
5.30% 12/1/27	950,000	989,368
5.35% 12/1/31	720,000	748,930
Plaza Metropolitan District No. 1
144A 5.00% 12/1/40 #	1,265,000	1,326,922
Regional Transportation District Certificates of Participation
Series A 5.375% 6/1/31	1,540,000	1,770,661
Regional Transportation District Sales Revenue
(Denver Transit Partners)
6.00% 1/15/34	1,450,000	1,637,325
6.00% 1/15/41	2,400,000	2,700,768
Sterling Ranch Community Authority Board
Series A 5.75% 12/1/45	975,000	981,611
Tallyns Reach Metropolitan District No. 3
(Limited Tax Convertible) 5.125% 11/1/38	740,000	789,743
Thornton Development Authority
(East 144th Avenue & I-25 Project)
Series B 4.00% 12/1/37	650,000	667,479
Series B 5.00% 12/1/35	485,000	553,167
Series B 5.00% 12/1/36	810,000	920,525
Virgin Islands Public Finance Authority
(Matching Fund Loan Senior Lien)
5.00% 10/1/29 (AGM)	1,000,000	1,134,660

		31,418,942

Transportation Revenue Bonds – 11.11%
Colorado High Performance Transportation Enterprise Revenue
(Senior U.S. 36 & I-25 Managed Lanes)
5.75% 1/1/44 (AMT)	2,140,000	2,311,499

28

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Transportation Revenue Bonds (continued)
Denver City & County Airport System Revenue
Series A 5.00% 11/15/25 (NATL-RE)	2,000,000	$2,065,260
Series A 5.25% 11/15/36	2,500,000	2,860,775
Series B 5.00% 11/15/30	1,000,000	1,187,080
Series B 5.00% 11/15/32	1,000,000	1,180,130
Series B 5.00% 11/15/37	8,000,000	9,252,720
E-470 Public Highway Authority
Series C 5.25% 9/1/25	690,000	779,169
Series C 5.375% 9/1/26	2,000,000	2,258,580

		21,895,213

Water & Sewer Revenue Bond – 0.14%
Eagle River Water & Sanitation District Enterprise Revenue
5.00% 12/1/29 (AGM)	250,000	281,180

		281,180

Total Municipal Bonds (cost $177,868,035)		194,117,836

	Number of shares

Short-Term Investments – 0.49%

Money Market Mutual Fund – 0.14%
Dreyfus Tax Exempt Cash Management Fund	270,795	270,795

		270,795

	Principal amount°
Variable Rate Demand Notes – 0.35%¤
Colorado Educational & Cultural Facilities Authority
(National Jewish Federation Bond Program)
0.01% 2/1/35 (LOC-JPMorgan Chase Bank N.A.)	305,000	305,000
0.01% 12/1/37 (LOC-JPMorgan Chase Bank N.A.)	385,000	385,000

		690,000

Total Short-Term Investments (cost $960,795)		960,795

Total Value of Securities – 98.96% (cost $178,828,830)		$195,078,631

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 29, 2016, the aggregate value of Rule 144A securities was $6,878,523, which represents 3.49% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

@	Illiquid security. At Feb. 29, 2016, the aggregate value of illiquid securities was $2,785,372, which represents 1.41% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the

29

Schedules of investments

Delaware Tax-Free Colorado Fund

issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. The rate shown is the rate as of Feb. 29, 2016.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

●	Variable rate security. The rate shown is the rate as of Feb. 29, 2016. Interest rates reset periodically.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

ACA – Insured by American Capital Access

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

FHLMC – Federal Home Loan Mortgage Corporation collateral

LOC – Letter of Credit

N.A. – North America

NATL-RE – Insured by National Public Finance Guarantee Corporation

SGI – Insured by Syncora Guarantee Inc.

See accompanying notes, which are an integral part of the financial statements.

30

Schedules of investments
Delaware Tax-Free Idaho Fund	February 29, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 96.85%

Corporate Revenue Bonds – 4.68%
Nez Perce County Pollution Control Revenue
(Potlatch Project) 6.00% 10/1/24	3,000,000	$3,003,630
Power County Industrial Development Revenue
(FMC Project) 6.45% 8/1/32 (AMT)	2,000,000	2,004,380

		5,008,010

Education Revenue Bonds – 13.02%
Boise State University Revenue
(General Project)
Series A 4.00% 4/1/37	1,250,000	1,309,125
Series A 4.25% 4/1/32 (NATL-RE)	675,000	694,359
Series A 5.00% 4/1/26	965,000	1,141,807
Series A 5.00% 4/1/39	1,000,000	1,098,100
Series A 5.00% 4/1/42	1,350,000	1,507,167
Idaho Housing & Finance Association
Series A 5.00% 6/1/50	1,275,000	1,283,351
(Idaho Arts Charter School) Series A 144A 5.00% 12/1/46 #	1,000,000	1,017,590
(North Star Charter School Capital Appreciation Bond) Series B 144A 5.00% 7/1/49 #^	2,888,155	274,057
(North Star Charter School) Series A 6.75% 7/1/48	529,151	533,675
University of Idaho
Series 2011 5.25% 4/1/41 ●	1,875,000	2,202,169
Series B 4.50% 4/1/41 (AGM) ●	1,100,000	1,173,128
Series B 5.00% 4/1/28	1,000,000	1,132,030
Series B 5.00% 4/1/32	500,000	559,700

		13,926,258

Electric Revenue Bond – 2.14%
Boise-Kuna Irrigation District Revenue
5.00% 6/1/34	2,000,000	2,294,300

		2,294,300

Healthcare Revenue Bonds – 11.97%
Idaho Health Facilities Authority Revenue
(St. Luke’s Health System Project)
Series A 5.00% 3/1/47	1,500,000	1,643,400
Series A 6.50% 11/1/23	250,000	285,233
Series A 6.75% 11/1/37	1,250,000	1,413,487
(St. Luke’s Regional Medical Center Project) 5.00% 7/1/35 (AGM)	2,500,000	2,760,825
(Trinity Health Center Group)
Series D 4.50% 12/1/37	1,385,000	1,474,485
Series D 5.00% 12/1/32	2,500,000	2,876,950

31

Schedules of investments

Delaware Tax-Free Idaho Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	2,245,000	$2,351,548

		12,805,928

Housing Revenue Bonds – 2.36%
Idaho Housing & Finance Association Single Family Mortgage Revenue
Series A Class II 4.375% 7/1/32	995,000	1,043,626
Series B Class I 5.00% 7/1/37 (AMT)	435,000	435,413
Series C Class II 4.95% 7/1/31	995,000	1,046,780

		2,525,819

Lease Revenue Bonds – 7.03%
Idaho Housing & Finance Association Revenue
(TDF Facilities Project-Recovery Zone)
Series A 6.50% 2/1/26	1,370,000	1,660,755
Series A 7.00% 2/1/36	1,500,000	1,808,100
Idaho State Building Authority Revenue
5.00% 9/1/40	1,250,000	1,443,863
(Capitol Mall Parking Project)
Series A 4.50% 9/1/25	455,000	533,333
Series A 4.50% 9/1/26	485,000	562,513
Series A 4.50% 9/1/27	505,000	581,058
(Eastern Idaho Technical College Project) Series B 5.00% 9/1/25	740,000	931,549

		7,521,171

Local General Obligation Bonds – 26.22%
Ada & Canyon Counties Joint School District No. 2 Meridian
4.50% 7/30/22	1,500,000	1,710,285
5.50% 7/30/16	1,055,000	1,078,305
Bonneville Joint School District No. 93
(School Board Guaranteed)
Series A 5.00% 9/15/30	1,515,000	1,805,804
Series A 5.00% 9/15/31	870,000	1,032,873
Series C 5.00% 9/15/23	370,000	452,821
Canyon County School District No. 131 Nampa
(School Board Guaranteed)
Series B 5.00% 8/15/23	1,295,000	1,592,410
Canyon County School District No. 132 Caldwell
Series A 5.00% 9/15/22 (AGM)	1,725,000	1,870,659
Series A 5.00% 9/15/23 (AGM)	1,810,000	1,962,836

32

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Local General Obligation Bonds (continued)
Canyon County School District No. 139 Vallivue
(School Board Guaranteed)
5.00% 9/15/33	1,000,000	$1,177,680
Series B 5.00% 9/15/24	1,480,000	1,810,232
Idaho Bond Bank Authority Revenue
Series A 5.00% 9/15/28	890,000	990,294
Series A 5.00% 9/15/33	1,125,000	1,317,499
Series A 5.25% 9/15/26	1,430,000	1,606,362
Series B 5.00% 9/15/30 (NATL-RE)	725,000	741,479
Kootenai County School District No. 271 Coeur D’Alene
(School Board Guaranteed)
Series B 4.00% 9/15/24	540,000	614,542
Series B 4.00% 9/15/25	650,000	734,077
Madison County School District No. 321 Rexburg
(School Board Guaranteed)
Series B 5.00% 8/15/24	1,500,000	1,896,870
Series B 5.00% 8/15/25	1,080,000	1,375,801
Series B 5.00% 8/15/26	710,000	905,846
Twin Falls County School District No. 411 Twin Falls
Series A 4.75% 9/15/37	1,000,000	1,153,830
Twin Falls County School District No. 413 Filer
(School Board Guaranteed) 5.25% 9/15/25	2,000,000	2,216,940

		28,047,445

Pre-Refunded Bonds – 7.99%
Ada & Boise Counties Independent School District Boise City
(School Board Guaranteed) 5.00% 8/1/24-17 (AGM) §	1,500,000	1,595,340
Boise State University Revenue
Series A 4.25% 4/1/32-17 (NATL-RE) §	75,000	78,084
Boise-Kuna Irrigation District Revenue
(Arrowrock Hydroelectric Project) 6.30% 6/1/31-18 §	1,000,000	1,125,970
Idaho Bond Bank Authority Revenue
Series A 5.00% 9/15/28-19 §	360,000	405,767
Series A 5.25% 9/15/26-19 §	570,000	646,745
Series C 5.375% 9/15/38-18 §	1,000,000	1,118,570
Idaho Health Facilities Authority Revenue
(Trinity Health Center Group) Series B 6.125% 12/1/28-18 §	1,210,000	1,389,177
Idaho Housing & Finance Association Grant Anticipated Revenue
(Federal Highway Trust)
5.00% 7/15/24-16 (NATL-RE) §	500,000	508,965

33

Schedules of investments

Delaware Tax-Free Idaho Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Pre-Refunded Bonds (continued)
Idaho Housing & Finance Association Grant Anticipated Revenue
(Federal Highway Trust)
Series A 5.25% 7/15/25-18 (AGM) §	1,500,000	$1,661,505
Puerto Rico Sales Tax Financing Revenue First Subordinate
Series A 5.50% 8/1/28-19 §	15,000	17,349

		8,547,472

Special Tax Revenue Bonds – 16.74%
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	545,000	597,712
Series A 5.25% 1/1/36	705,000	785,356
Series B-1 5.00% 1/1/42	1,425,000	1,547,906
Idaho Housing & Finance Association Grant Anticipated Revenue
(Federal Highway Trust) Series A 5.25% 7/15/20 (AGM)	2,750,000	3,027,145
Idaho Water Resource Board
(Ground Water Rights Mitigation) Series A 5.00% 9/1/32	3,565,000	3,967,952
Ketchum Urban Renewal Agency Tax Increment Revenue
5.50% 10/15/34	1,500,000	1,592,175
Nampa Development Tax Increment Revenue
144A 5.00% 9/1/31 #	1,000,000	1,101,470
5.90% 3/1/30	3,000,000	3,236,670
Virgin Islands Public Finance Authority Revenue
(Senior Lien-Matching Fund Loan Note)
5.00% 10/1/29 (AGM)	1,500,000	1,701,990
Series A 5.00% 10/1/29	325,000	353,827

		17,912,203

Transportation Revenue Bonds – 4.35%
Boise City Airport Revenue
(Air Terminal Facilities Project)
5.75% 9/1/19 (AGM) (AMT)	1,000,000	1,157,840
5.75% 9/1/20 (AGM) (AMT)	1,000,000	1,190,070
(Parking Facilities Project) 4.00% 9/1/32	2,180,000	2,301,208

		4,649,118

Water & Sewer Revenue Bond – 0.35%
Guam Government Waterworks Authority
5.00% 1/1/46	335,000	375,790

		375,790

Total Municipal Bonds (cost $96,389,493)		103,613,514

34

	Number of shares	Value (U.S. $)

Short-Term Investment – 2.01%

Money Market Mutual Fund – 2.01%
Dreyfus Tax Exempt Cash Management Fund	2,146,351	$2,146,351

Total Short-Term Investment (cost $2,146,351)		2,146,351

Total Value of Securities – 98.86% (cost $98,535,844)		$105,759,865

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 29, 2016, the aggregate value of Rule 144A securities was $2,393,117, which represents 2.24% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

●	Variable rate security. The rate shown is the rate as of Feb. 29, 2016. Interest rates reset periodically.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

NATL-RE – Insured by National Public Finance Guarantee Corporation

See accompanying notes, which are an integral part of the financial statements.

35

Schedules of investments
Delaware Tax-Free New York Fund	February 29, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 98.74%

Corporate Revenue Bonds – 7.28%
Build NYC Resource
(Pratt Paper Income Project) 144A 5.00% 1/1/35 (AMT) #	750,000	$810,503
New York City Industrial Development Agency Special Facilities Revenue
(American Airlines - JFK International Airport)
7.75% 8/1/31 (AMT) ●	250,000	259,480
New York Liberty Development Revenue
(Second Priority - Bank of America Tower)
Class 2 5.625% 7/15/47	500,000	567,895
Class 3 6.375% 7/15/49	865,000	975,140
Niagara Area Development Revenue
(Covanta Energy Project) Series B 144A 4.00% 11/1/24 #	1,060,000	1,081,168
Suffolk Tobacco Asset Securitization
Series B 5.25% 6/1/37	700,000	771,554
Tobacco Settlement Financing Authority Revenue
(Asset-Backed) Series B 5.00% 6/1/21	500,000	506,175
TSASC Revenue
(Asset-Backed)
Series 1 5.00% 6/1/34	500,000	482,890
Series 1 5.125% 6/1/42	1,050,000	966,063

		6,420,868

Education Revenue Bonds – 22.81%
Albany Industrial Development Agency Civic Facilities Revenue
(Brighter Choice Charter School) Series A 5.00% 4/1/37	250,000	207,265
Buffalo & Erie County Industrial Land Development
(Buffalo State College Foundation Housing) 6.00% 10/1/31	525,000	618,949
(Medaille College Project) 5.25% 4/1/35	155,000	157,660
Build NYC Resource
5.50% 11/1/44	1,100,000	1,180,146
(Bronx Charter School for Excellence)
5.00% 4/1/33	500,000	533,400
5.50% 4/1/43	500,000	546,485
(Packer Collegiate Institution) 5.00% 6/1/40	750,000	847,747
Dutchess County Local Development
(Marist College Project) Series A 5.00% 7/1/19	760,000	861,452

36

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Madison County Capital Resource Revenue
(Colgate University Project) Series A 5.00% 7/1/28	400,000	$460,228
Monroe County Industrial Development Revenue
(Nazareth College Rochester Project)
5.00% 10/1/22	340,000	398,772
5.00% 10/1/23	470,000	555,742
5.25% 10/1/31	500,000	556,935
5.50% 10/1/41	500,000	551,680
(St. John Fisher College) Series A 5.50% 6/1/39	300,000	341,757
New York City Trust for Cultural Resources
(Whitney Museum of American Art) 5.00% 7/1/31	500,000	573,065
New York State Dormitory Authority
(Barnard College) Series A 5.00% 7/1/35	400,000	467,920
(Brooklyn Law School) 5.75% 7/1/33	340,000	381,096
(Cornell University) Series A 5.00% 7/1/34	170,000	192,455
(Fordham University) 5.00% 7/1/44	650,000	737,048
(Manhattan Marymount) 5.00% 7/1/24	350,000	388,353
(Mt. Sinai School of Medicine) Series A 5.00% 7/1/19	500,000	565,155
(New York University) Series A 5.25% 7/1/34	500,000	566,080
(Pratt Institute) Series A 5.00% 7/1/34	1,000,000	1,148,140
(Rockefeller University) Series A 5.00% 7/1/27	250,000	284,127
(Skidmore College) Series A 5.00% 7/1/21	325,000	388,027
(Teachers College) 5.50% 3/1/39	250,000	279,835
(Touro College & University) Series A 5.50% 1/1/44	1,000,000	1,100,570
(University of Rochester)
Series A 5.125% 7/1/39	250,000	280,797
Unrefunded Interest Appreciation Series A-2 4.375% 7/1/20	85,000	87,230
Onondaga Civic Development Revenue
(Le Moyne College Project) 5.20% 7/1/29	500,000	533,920
Onondaga County Trust for Cultural Research Revenue
(Syracuse University Project) Series B 5.00% 12/1/19	350,000	404,390
Otsego County Capital Resource
(Hartwick College) Series A 5.00% 10/1/45	500,000	539,120
St. Lawrence County Industrial Development Agency Civic Facility Revenue
(St. Lawrence University Project) Series A 5.00% 10/1/16	500,000	513,285

37

Schedules of investments

Delaware Tax-Free New York Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Suffolk County Industrial Development Agency Civic Facility Revenue
(New York Institute of Technology Project) 5.00% 3/1/26	600,000	$609,804
Tompkins County Development
(Ithaca College) 5.00% 7/1/34	750,000	871,358
Troy Capital Resource Revenue
(Rensselaer Polytechnic) Series B 5.00% 9/1/18	165,000	181,462
Troy Industrial Development Authority
(Rensselaer Polytechnic) Series E 5.20% 4/1/37	500,000	569,575
Yonkers Economic Development Education Revenue
(Charter School Educational Excellence) Series A 6.25% 10/15/40	600,000	637,470

		20,118,500

Electric Revenue Bonds – 3.43%
Long Island Power Authority Electric System Revenue
Series A 5.00% 9/1/44	750,000	848,640
Series A 5.75% 4/1/39	350,000	392,871
New York State Power Authority Revenue
Series A 5.00% 11/15/38	500,000	583,500
Utility Debt Securitization Authority
(Restructuring Bonds) 5.00% 12/15/37	1,000,000	1,205,350

		3,030,361

Healthcare Revenue Bonds – 14.93%
Buffalo & Erie County Industrial Land Development
(Catholic Health System Obligation) 5.25% 7/1/35	250,000	291,410
Dutchess County Local Development
Series A 5.00% 7/1/34	350,000	396,186
Series A 5.00% 7/1/44	1,000,000	1,114,900
East Rochester Housing Authority Revenue
(Senior Living-Woodland Village Project) 5.50% 8/1/33	500,000	506,480
Monroe County Industrial Development
(Rochester General Hospital)
Series A 5.00% 12/1/27	330,000	380,955
Series A 5.00% 12/1/28	655,000	753,800
(University Hospital of Rochester Project)
5.50% 8/15/40 (FHA)	585,000	684,748
Nassau County Local Economic Assistance
(Catholic Health Services of Long Island)
5.00% 7/1/29	375,000	436,114
5.00% 7/1/33	725,000	821,809

38

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
New York City Health & Hospital Revenue
(Health System) Series A 5.00% 2/15/30	500,000	$558,870
New York State Dormitory Authority Revenue Non-State Supported Debt
(Memorial Sloan-Kettering)
Series 1 5.00% 7/1/23	600,000	725,568
Subordinate Series A2 5.00% 7/1/26	500,000	549,790
(Mt. Sinai Hospital) Series A 5.00% 7/1/26	600,000	684,768
(North Shore Long Island Jewish Group) Series A 5.00% 5/1/41	500,000	551,465
(Orange Regional Medical Center)
144A 5.00% 12/1/45 #	700,000	738,689
6.125% 12/1/29	540,000	588,395
6.25% 12/1/37	250,000	272,013
Orange County Funding Assisted Living Residence Revenue
(The Hamlet at Wallkill Project) 6.50% 1/1/46	500,000	506,260
Saratoga County
(Saratoga Hospital Project) Series A 5.00% 12/1/26	500,000	593,485
Southold Local Development Revenue
(Peconic Landing Project) 5.00% 12/1/45	750,000	812,678
Suffolk County Economic Development Revenue
(Catholic Health Services) 5.00% 7/1/28	430,000	483,402
(Peconic Landing Southhold) 6.00% 12/1/40	650,000	717,139

		13,168,924

Housing Revenue Bond – 0.12%
New York Mortgage Agency Revenue
44th Series 4.35% 10/1/24 (AMT)	100,000	106,010

		106,010

Lease Revenue Bonds – 8.74%
Erie County Industrial Development Agency School Facility Revenue
(Buffalo City School District) Series A 5.25% 5/1/25	500,000	567,700
Hudson Yards Infrastructure Revenue
Series A 5.75% 2/15/47	1,000,000	1,163,230
New York City Industrial Development Agency
(New York Stock Exchange Project) Series A 5.00% 5/1/18	350,000	380,481
(Senior Trips)
Series A 5.00% 7/1/22 (AMT)	1,085,000	1,228,784
Series A 5.00% 7/1/28 (AMT)	1,500,000	1,625,430

39

Schedules of investments
Delaware Tax-Free New York Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Lease Revenue Bonds (continued)
New York Liberty Development
(4 World Trade Center) 5.00% 11/15/31	500,000	$576,765
(Class 1 - 3 World Trade Center) 144A 5.00% 11/15/44 #	500,000	533,410
(Class 2 - 3 World Trade Center) 144A 5.375% 11/15/40 #	500,000	547,040
New York State Dormitory Authority State Supported Debt Revenue
(Consolidated Services Contract) 5.00% 7/1/17 (AGM)	500,000	528,665
United Nations Development Revenue
Series A 5.00% 7/1/26	500,000	558,945

		7,710,450

Local General Obligation Bonds – 6.00%
New York City
Fiscal 2008 Subordinate Series C-1 5.00% 10/1/19	500,000	535,320
Fiscal 2014 Subordinate Series D-1 5.00% 8/1/31	1,000,000	1,199,850
Series B 5.00% 8/1/27	500,000	602,935
Series G 5.00% 8/1/22	500,000	610,130
Subordinate Series A-1 5.00% 10/1/27	500,000	604,945
Subordinate Series I-1 5.375% 4/1/36	500,000	565,640
New York State Dormitory Authority Revenue Non-State Supported Debt
(School Districts Financing Program)
Series A 5.00% 10/1/23	500,000	595,100
Series A 5.00% 10/1/25 (AGM)	500,000	580,025

		5,293,945

Pre-Refunded Bonds – 6.54%
Albany Industrial Development Agency Civic Facilities Revenue
(St. Peter’s Hospital Project) Series A 5.25% 11/15/32-17 §	800,000	863,152
Long Island Power Authority Electric System Revenue
Series B 5.75% 4/1/33-19 §	250,000	287,680
Metropolitan Transportation Authority Revenue
Series 2008C 6.50% 11/15/28-18 §	150,000	173,568
New York City Transitional Finance Authority Revenue
(Future Tax Secured) Subordinated Series B 5.00% 11/1/18-17 §	335,000	352,644
New York State Dormitory Authority Revenue Non-State Supported Debt
(Memorial Sloan-Kettering) Series 1 5.00% 7/1/35-16 §	225,000	228,661

40

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Pre-Refunded Bonds (continued)
New York State Dormitory Authority Revenue Non-State Supported Debt
(Mt. Sinai School of Medicine) 5.125% 7/1/39-19 §	500,000	$568,705
(North Shore Long Island Jewish Group) Series A 5.50% 5/1/37-19 §	500,000	574,565
(University of Rochester) Interest Appreciation Series A-2 4.375% 7/1/20-17 §	65,000	67,170
Onondaga Civic Development Revenue
(St. Joseph’s Hospital Health Center)
4.50% 7/1/32-22 §	380,000	455,685
5.00% 7/1/42-22 §	750,000	922,177
5.125% 7/1/31-19 §	500,000	572,080
Puerto Rico Commonwealth Highway & Transportation Authority Revenue
Series Y 5.50% 7/1/36-16 §	475,000	483,051
Suffolk County Economic Development Revenue
(Catholic Health Services) 5.00% 7/1/28-21 §	70,000	84,097
Triborough Bridge & Tunnel Authority
Series C 5.00% 11/15/24-18 §	120,000	133,979

		5,767,214

Resource Recovery Revenue Bond – 0.41%
Jefferson County Industrial Development Agency
(Green Bond) 144A 5.25% 1/1/24 (AMT) #	370,000	365,072

		365,072

Special Tax Revenue Bonds – 15.94%
Brooklyn Arena Local Development
(Barclays Center Project)
6.25% 7/15/40	500,000	578,185
6.375% 7/15/43	500,000	580,120
6.50% 7/15/30	500,000	583,435
Build NYC Resource
(YMCA of Greater New York Project) 5.00% 8/1/40	450,000	506,075
Guam Government Business Privilege Tax Revenue
Series A 5.25% 1/1/36	240,000	267,355
Metropolitan Transportation Authority Revenue
(Dedicated Tax Fund) Series B 5.00% 11/15/34	500,000	567,440
New York City Transitional Finance Authority Revenue
(Building Aid)
Fiscal 2015 Series S-1 5.00% 7/15/43	1,000,000	1,142,270
Subordinate Series S-1A 5.25% 7/15/37	1,000,000	1,174,600
(Future Tax Secured)
Fiscal 2011 Series D 5.00% 2/1/26	250,000	294,147

41

Schedules of investments

Delaware Tax-Free New York Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
New York City Transitional Finance Authority Revenue
(Future Tax Secured)
Fiscal 2011 Series D 5.25% 2/1/29	500,000	$589,830
Fiscal 2014 Subordinate Series A-1 5.00% 11/1/42	750,000	875,010
Fiscal 2015 Subordinate Series E-1 5.00% 2/1/41	1,000,000	1,159,760
Subordinate Series B1 5.00% 11/1/40	750,000	865,013
Subordinate Series C 5.25% 11/1/25	500,000	597,175
Unrefunded Subordinate Series B 5.00% 11/1/18	165,000	174,022
New York Convention Center Development Revenue
(Hotel Unit Fee Secured) 5.00% 11/15/35	1,000,000	1,180,300
New York Environmental Facilities
Series A 5.25% 12/15/19	350,000	407,582
New York State Dormitory Authority General Purpose
Series C 5.00% 3/15/34	500,000	578,495
Series E 5.00% 3/15/32	1,000,000	1,206,380
Sales Tax Asset Receivable
Fiscal 2015 Series A 5.00% 10/15/22	500,000	620,680
Virgin Islands Public Finance Authority Revenue
(Matching Fund Loan Note - Senior Lien) Series A 5.00% 10/1/29	100,000	108,870

		14,056,744

State General Obligation Bonds – 0.78%
New York City
Series E 5.00% 8/1/28	125,000	145,304
New York State
Series A 5.00% 3/1/38	500,000	539,565

		684,869

Transportation Revenue Bonds – 9.85%
Metropolitan Transportation Authority Revenue
Series 2008C 6.50% 11/15/28	50,000	57,856
Series C 5.00% 11/15/32	500,000	592,850
Series D 5.00% 11/15/32	500,000	592,850
Series D 5.25% 11/15/27	500,000	596,180
New York City Transitional Finance Authority Revenue
(Future Tax Secured)
Fiscal 2016 Subordinate Series A-1 5.00% 8/1/33	670,000	800,509
Fiscal 2016 Subordinate Series A-1 5.00% 8/1/34	1,500,000	1,785,285
New York State Thruway Authority General Revenue
Series H 5.00% 1/1/30 (NATL-RE)	750,000	801,953
Series I 5.00% 1/1/32	700,000	813,491
Port Authority of New York & New Jersey
(Consolidated Series 186) 5.00% 10/15/22 (AMT)	750,000	905,858

42

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Transportation Revenue Bonds (continued)
Port Authority of New York & New Jersey
(Consolidated-One Hundred Fifty-Third) 5.00% 7/15/35	250,000	$273,200
(JFK International Air Terminal)
6.00% 12/1/42	700,000	824,649
6.50% 12/1/28	550,000	555,495
Triborough Bridge & Tunnel Authority
Unrefunded Series C 5.00% 11/15/24	80,000	89,153

		8,689,329

Water & Sewer Revenue Bonds – 1.91%
New York City Municipal Water Finance Authority Water & Sewer System Revenue
Fiscal 2009 Series A 5.75% 6/15/40	200,000	222,020
(Second General Resolution)
Fiscal 2009 Series FF-2 5.50% 6/15/40	250,000	283,995
Fiscal 2012 Series BB 5.25% 6/15/44	500,000	593,330
New York State Environmental Facilities Revenue Clean Water & Drinking Water Revolving Funds
5.00% 6/15/30	500,000	581,990

		1,681,335

Total Municipal Bonds (cost $80,554,402)		87,093,621

Total Value of Securities – 98.74% (cost $80,554,402)		$87,093,621

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 29, 2016, the aggregate value of Rule 144A securities was $4,075,882, which represents 4.62% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

●	Variable rate security. The rate shown is the rate as of Feb. 29, 2016. Interest rates reset periodically.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

43

Schedules of investments

Delaware Tax-Free New York Fund

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

FHA – Federal Housing Administration

NATL-RE – Insured by National Public Finance Guarantee Corporation

See accompanying notes, which are an integral part of the financial statements.

44

Schedules of investments
Delaware Tax-Free Pennsylvania Fund	February 29, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 100.02%

Corporate Revenue Bonds – 4.80%
Dauphin County Industrial Development Authority Water Revenue
(Dauphin Consolidated Water Supply Project) Series B 6.70% 6/1/17	1,750,000	$1,862,105
Pennsylvania Economic Development Financing Authority
(National Gypsum) 5.50% 11/1/44 (AMT)	4,000,000	4,162,440
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Proctor & Gamble Paper Project) 5.375% 3/1/31 (AMT)	11,000,000	14,130,270
Pennsylvania Economic Development Financing Authority Water Facility Revenue
(Pennsylvania-American Water Project) 6.20% 4/1/39	2,850,000	3,245,893

		23,400,708

Education Revenue Bonds – 24.35%
Allegheny County Higher Education Building Authority Revenue
(Carlow University Project)
6.75% 11/1/31	750,000	862,920
7.00% 11/1/40	1,000,000	1,155,760
(Carnegie Mellon University)
5.00% 3/1/28	3,000,000	3,539,070
Series A 5.00% 3/1/24	1,000,000	1,203,820
(Chatham University) Series A 5.00% 9/1/30	1,500,000	1,650,660
(Duquesne University) Series A 5.00% 3/1/33	425,000	479,778
(Robert Morris University)
Series A 5.50% 10/15/30	1,275,000	1,382,138
Series A 5.75% 10/15/40	2,200,000	2,387,616
Bucks County Industrial Development Authority Revenue
(George School Project) 5.00% 9/15/36	4,455,000	5,113,984
Chester County Industrial Development Authority Revenue
(Renaissance Academy Charter School)
5.00% 10/1/34	1,000,000	1,088,290
5.00% 10/1/39	1,250,000	1,342,337
5.00% 10/1/44	1,000,000	1,067,120
Chester County Industrial Development Authority Student Housing Revenue
(West Chester University Project)
Series A 5.00% 8/1/30	1,100,000	1,183,743
Series A 5.00% 8/1/45	1,250,000	1,312,163
Delaware County Authority
(Eastern University) 5.25% 10/1/32	3,000,000	3,167,220

45

Schedules of investments

Delaware Tax-Free Pennsylvania Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
East Hempfield Township Industrial Development Authority
(Student Services Income - Student Housing Project)
5.00% 7/1/39	875,000	$920,307
5.00% 7/1/45	2,500,000	2,624,725
5.00% 7/1/46	1,425,000	1,492,673
5.00% 7/1/47	1,000,000	1,051,900
Huntingdon County General Authority Revenue
(Juniata College) Series A 5.00% 5/1/30	2,650,000	2,953,557
Lehigh County General Purpose Authority Revenue
(Muhlenberg College Project)
5.00% 2/1/29	740,000	797,158
5.25% 2/1/34	1,000,000	1,075,550
5.25% 2/1/39	2,750,000	2,944,123
Montgomery County Higher Education & Health Authority Revenue
(Arcadia University)
4.25% 4/1/35	1,080,000	1,112,000
5.625% 4/1/40	2,375,000	2,549,729
5.75% 4/1/40	2,000,000	2,224,300
Northampton County General Purpose Authority Revenue
(Higher Education-Lehigh University) 5.00% 11/15/39	4,000,000	4,420,440
Pennsylvania Higher Educational Facilities Authority College & University Revenue
(Delaware Valley College) 5.00% 11/1/27	1,250,000	1,320,925
(Edinboro University - Student Housing) 6.00% 7/1/42	1,400,000	1,465,044
(Edinboro University Foundation) 6.00% 7/1/43	1,000,000	1,079,040
(Indiana University - Student Housing Project)
Series A 5.00% 7/1/27	1,740,000	1,954,977
Series A 5.00% 7/1/41	1,500,000	1,625,070
(Philadelphia University) 5.00% 6/1/32	2,000,000	2,169,300
(Shippensburg University)
5.00% 10/1/44	1,500,000	1,577,220
6.25% 10/1/43	2,000,000	2,239,560
(St. Francis University) Series JJ2 6.25% 11/1/41	2,355,000	2,683,216
(Thomas Jefferson University) Series A 5.00% 9/1/45	7,000,000	7,903,140

46

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Pennsylvania Higher Educational Facilities Authority College & University Revenue
(Trustees of the University of Pennsylvania)
5.00% 9/1/29	1,000,000	$1,158,550
Series A 5.00% 9/1/29	1,000,000	1,170,650
Series A 5.00% 9/1/41	5,000,000	5,735,500
(University of Pennsylvania Health System)
5.00% 8/15/40	3,375,000	3,882,364
(University of Pennsylvania)
Series B 5.00% 9/1/30	1,000,000	1,126,390
Series B 5.00% 9/1/31	250,000	281,047
Series B 5.00% 9/1/32	1,000,000	1,120,170
(University of the Sciences)
5.00% 11/1/36	1,500,000	1,714,965
5.00% 11/1/42	1,000,000	1,114,960
Philadelphia Authority for Industrial Development Revenue
(First Philadelphia Preparatory Project) Series A 7.25% 6/15/43	2,500,000	2,961,800
(Green Woods Charter School)
Series A 5.50% 6/15/22	1,155,000	1,254,503
Series A 5.75% 6/15/42	2,500,000	2,646,975
(International Apartments Temple University)
Series A 5.375% 6/15/30	1,500,000	1,607,445
Series A 5.625% 6/15/42	3,000,000	3,216,090
(Mast Charter School) 6.00% 8/1/35	1,610,000	1,783,268
(New Foundation Charter School Project) 6.625% 12/15/41	1,000,000	1,122,660
(Performing Arts Charter School Project) 144A 6.75% 6/15/43 #	2,550,000	2,729,826
(Tacony Academy Charter School Project)
6.75% 6/15/33	1,020,000	1,167,074
7.00% 6/15/43	1,535,000	1,769,180
(Temple University Second Series) 5.00% 4/1/36	1,145,000	1,321,044
Philadelphia Redevelopment Authority Revenue
(Beech Student Housing Complex)
Series A 5.50% 7/1/35 (ACA)	1,525,000	1,527,089
Series A 5.625% 7/1/28 (ACA)	1,000,000	1,001,680
University of Pittsburgh Commonwealth System of Higher Education
(University Capital Project) Series B 5.25% 9/15/25	2,000,000	2,302,820

		118,836,623

47

Schedules of investments

Delaware Tax-Free Pennsylvania Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Electric Revenue Bonds – 0.63%
Philadelphia Gas Works Revenue
(8th-1998 General Ordinance) Series A 5.00% 8/1/16	3,000,000	$3,058,230

		3,058,230

Healthcare Revenue Bonds – 26.47%
Allegheny County Hospital Development Authority Revenue
(University of Pittsburgh Medical Center) 5.50% 8/15/34	3,980,000	4,493,380
Berks County Municipal Authority Revenue
(Reading Hospital & Medical Center Project) Series A-3 5.50% 11/1/31	10,000,000	11,441,100
Butler County Hospital Authority Revenue
5.00% 7/1/39	1,625,000	1,811,501
Central Bradford Progress Authority
(Guthrie Healthcare System) 5.375% 12/1/41	1,000,000	1,137,670
Chester County Health & Education Facilities Authority Revenue
(Simpson Senior Services Project)
Series A 5.00% 12/1/35	775,000	792,360
Series A 5.25% 12/1/45	1,360,000	1,395,401
Cumberland County Municipal Authority Revenue
(Diakon Lutheran Ministries Project)
5.00% 1/1/38	2,000,000	2,190,460
Unrefunded 6.375% 1/1/39	495,000	563,889
Dauphin County General Authority Health System Revenue
(Pinnacle Health System Project) Series A 6.00% 6/1/36	5,000,000	5,700,150
Franklin County Industrial Development Authority Revenue
(Chambersburg Hospital Project) 5.375% 7/1/42	4,980,000	5,473,568
Geisinger Authority Health System
Series A-1 5.125% 6/1/41	4,000,000	4,434,880
Indiana County Hospital Authority Revenue
(Regional Medical Center) Series A 6.00% 6/1/39	1,625,000	1,848,080
Lancaster County Hospital Authority Revenue
(Brethren Village Project)
5.25% 7/1/35	250,000	254,377
5.50% 7/1/45	1,000,000	1,017,010
Series A 6.50% 7/1/40	3,000,000	3,089,490
(Landis Homes Retirement Community Project) Series A 5.00% 7/1/45	2,000,000	2,083,960
(Masonic Villages of the Grand Lodge) 5.00% 11/1/35	2,000,000	2,288,380
(St. Anne’s Retirement Community)
5.00% 4/1/27	1,425,000	1,501,280
5.00% 4/1/33	1,830,000	1,899,906

48

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Lehigh County General Purpose Authority Revenue
(Bible Fellowship Church Homes Project)
5.125% 7/1/32	1,000,000	$1,048,540
5.25% 7/1/42	1,500,000	1,565,970
Monroe County Hospital Authority
(Pocono Medical Center)
Series A 5.00% 1/1/32	1,150,000	1,257,157
Series A 5.00% 1/1/41	1,500,000	1,624,830
Monroeville Finance Authority
5.00% 2/15/25	1,000,000	1,226,380
Montgomery County Higher Education & Health Authority Revenue
(Abington Memorial Hospital) Series A 5.125% 6/1/33	5,000,000	5,430,300
(Abington Memorial Hospital Obligation Group) 5.00% 6/1/31	4,000,000	4,490,600
Montgomery County Industrial Development Authority Retirement Community Revenue
(ACTS Retirement Life Communities)
5.00% 11/15/27	1,250,000	1,376,700
5.00% 11/15/28	1,600,000	1,759,680
5.00% 11/15/29	680,000	745,409
Series A-1 6.25% 11/15/29	700,000	793,114
Series B 5.00% 11/15/22	3,000,000	3,069,090
(Foulkeways at Gwynedd Project)
Series A 5.00% 12/1/24	1,000,000	1,009,310
Series A 5.00% 12/1/30	1,500,000	1,512,495
Montgomery County Industrial Development Authority Revenue
(Albert Einstein Healthcare Network) Series A 5.25% 1/15/45	5,000,000	5,500,200
(Whitemarsh Continuing Care) 5.375% 1/1/50	4,000,000	4,095,040
Moon Industrial Development Authority Revenue
(Baptist Homes Society Obligation) 6.125% 7/1/50	4,000,000	4,079,920
Northampton County Industrial Development Authority
(Morningstar Senior Living)
5.00% 7/1/27	1,400,000	1,482,460
5.00% 7/1/32	1,275,000	1,327,581
Pennsylvania Economic Development Financing Authority Revenue
(University of Pittsburgh Medical Center) Series A 5.00% 7/1/43	1,265,000	1,412,828

49

Schedules of investments

Delaware Tax-Free Pennsylvania Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Pennsylvania Higher Educational Facilities Authority Revenue
(Thomas Jefferson University)
5.00% 3/1/24	1,115,000	$1,328,612
Series A 5.25% 9/1/50	2,500,000	2,829,250
(University of Pennsylvania Health System)
5.00% 8/15/24	4,850,000	5,729,984
5.25% 8/15/26	3,910,000	4,625,178
5.75% 8/15/23	2,500,000	3,083,975
Philadelphia Authority for Industrial Development Revenue
(Germantown Senior Living Presbyterian Homes Project)
Series A 5.625% 7/1/35 (HUD)	2,295,000	2,342,713
Pocono Mountains Industrial Park Authority Revenue
(St. Luke’s Hospital - Monroe Project) Series A 5.00% 8/15/40	4,995,000	5,577,167
St. Mary Hospital Authority Health System Revenue
(Catholic Health East) 6.25% 11/15/34	4,750,000	5,406,498

		129,147,823

Housing Revenue Bonds – 1.27%
Bucks County Industrial Development Authority Multi-Family Housing Revenue Guaranteed
(New Hope Manor Project)
Series A 5.40% 3/1/22 (AMT)	835,000	835,977
Series A 5.50% 3/1/41 (AMT)	5,340,000	5,343,524

		6,179,501

Lease Revenue Bonds – 3.65%
Allegheny County Industrial Development Authority Lease Revenue
(Residential Resource Project)
5.10% 9/1/26	1,335,000	1,344,038
5.125% 9/1/31	890,000	894,317
Pennsylvania Commonwealth Financing Authority Revenue
Series B 5.00% 6/1/31 (AGC)	10,000,000	11,049,800
Philadelphia Municipal Authority Lease Revenue
6.50% 4/1/39	4,000,000	4,539,760

		17,827,915

Local General Obligation Bonds – 9.25%
Allegheny County
Series C-69 5.00% 12/1/28	1,000,000	1,183,630
Series C-70 5.00% 12/1/33	2,205,000	2,507,416
Bethel Park School District
5.10% 8/1/33	3,000,000	3,370,170

50

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Local General Obligation Bonds (continued)
Bucks County
4.00% 5/1/29	1,650,000	$1,891,824
Chester County
5.00% 7/15/20	650,000	761,644
5.00% 7/15/21	870,000	1,045,662
5.00% 7/15/27	1,750,000	2,237,270
5.00% 7/15/29	1,000,000	1,263,130
5.00% 7/15/30	250,000	314,240
5.00% 7/15/32	250,000	309,555
5.00% 11/15/32	5,725,000	6,702,658
5.00% 11/15/33	2,625,000	3,067,050
Series C 5.00% 7/15/29	3,000,000	3,391,350
City of Philadelphia
Series A 5.25% 7/15/29	2,500,000	2,939,625
City of Pittsburgh
Series B 5.00% 9/1/26	3,000,000	3,509,850
Fox Chapel Area School District
5.00% 8/1/25	1,000,000	1,214,580
Lower Merion School District
5.00% 9/15/24	1,175,000	1,469,009
Montgomery County
Series A 4.00% 4/1/26	2,255,000	2,584,410
Series A 4.00% 4/1/27	2,635,000	2,980,001
State Public School Building Authority
(Montgomery County Community College)
5.00% 5/1/28	2,000,000	2,377,440

		45,120,514

Pre-Refunded/Escrowed to Maturity Bonds – 11.38%§
Butler County Hospital Authority Revenue
(Butler Health System Project) 7.25% 7/1/39-19§	8,000,000	9,683,280
Cumberland County Municipal Authority Revenue
(Diakon Lutheran Ministries Project)
6.375% 1/1/39-19§	4,505,000	5,199,536
Series A 5.00% 1/1/36-17§	2,500,000	2,592,200
Montgomery County Industrial Development Authority Revenue
(New Regional Medical Center Project)
5.375% 8/1/38-20 (FHA)§	995,000	1,185,851
Pennsylvania Economic Development Financing Authority Health System Revenue
(Albert Einstein Healthcare) Series A 6.25% 10/15/23-19§	5,000,000	5,764,500

51

Schedules of investments

Delaware Tax-Free Pennsylvania Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Pre-Refunded/Escrowed to Maturity Bonds§ (continued)
Pennsylvania Higher Educational Facilities Authority College & University Revenue
(Slippery Rock University Foundation)
Series A 5.00% 7/1/39-17 (SGI)§	4,000,000	$4,237,920
(University of Pennsylvania)
Series B 5.00% 9/1/26-19§	1,450,000	1,657,307
Series B 5.00% 9/1/27-19§	1,550,000	1,771,603
(University of the Arts) 5.20% 3/15/25 (AGC)	4,490,000	5,411,438
Pennsylvania Industrial Development Authority Revenue
(Economic Development)
5.50% 7/1/23-18§	615,000	683,585
Unrefunded 5.50% 7/1/23-18§	4,385,000	4,874,015
Philadelphia Hospitals & Higher Education Facilities Authority Revenue
(Presbyterian Medical Center) 6.65% 12/1/19	7,365,000	8,278,849
South Fork Municipal Hospital Authority Revenue
(Conemaugh Health Systems Project) 5.50% 7/1/29-20§	3,500,000	4,174,485

		55,514,569

Resource Recovery Revenue Bonds – 1.09%
Delaware County Industrial Development Authority
(Covanta Project) 5.00% 7/1/43	2,155,000	2,182,929
Pennsylvania Economic Development Financing Authority
(Colver Project) Series F
4.625% 12/1/18 (AMBAC) (AMT)	3,135,000	3,145,189

		5,328,118

Special Tax Revenue Bonds – 3.30%
Allentown Neighborhood Improvement Zone Development Authority Revenue
Series A 5.00% 5/1/42	3,500,000	3,704,295
Guam Government Limited Obligation Revenue
(Section 30)
Series A 5.625% 12/1/29	90,000	100,030
Series A 5.75% 12/1/34	3,050,000	3,392,667
Northampton County Industrial Development Authority
(Route 33 Project) 7.00% 7/1/32	2,000,000	2,195,280
Pennsylvania Intergovernmental Cooperation Authority
(Philadelphia Funding Program) 5.00% 6/15/21	2,000,000	2,331,500
Pittsburgh & Allegheny County Sports & Exhibition Authority
5.00% 2/1/35 (AGM)	3,000,000	3,371,250

52

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
Washington County Redevelopment Authority Revenue
(Victory Centre Project-Tanger) Series A 5.45% 7/1/35	1,000,000	$1,013,680

		16,108,702

State General Obligation Bonds – 1.51%
Pennsylvania
First Series 5.00% 4/1/26	1,500,000	1,785,945
First Series 5.00% 3/15/28	5,000,000	5,567,200

		7,353,145

Transportation Revenue Bonds – 8.39%
Delaware River Joint Toll Bridge Commission
5.00% 7/1/29	400,000	480,604
5.00% 7/1/31	700,000	829,549
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(Amtrak Project)
Series A 5.00% 11/1/32 (AMT)	3,500,000	3,891,195
Series A 5.00% 11/1/41 (AMT)	5,000,000	5,408,600
Pennsylvania Turnpike Commission Revenue
Series A 5.00% 12/1/22	2,550,000	3,085,857
Series A 5.00% 12/1/23	2,450,000	2,989,441
Series C 5.00% 12/1/44	5,000,000	5,625,350
Series E 5.00% 12/1/29	5,000,000	5,828,000
Series E 5.00% 12/1/30	2,000,000	2,311,940
Philadelphia Airport Revenue
Series A 5.375% 6/15/29 (AGC)	4,030,000	4,254,511
Port Authority of Allegheny County
5.75% 3/1/29	5,200,000	6,247,592

		40,952,639

Water & Sewer Revenue Bonds – 3.93%
Allegheny County Sanitary Authority
5.00% 12/1/28 (BAM)	2,345,000	2,857,758
Bucks County Water & Sewer Authority
Series A 5.00% 12/1/37 (AGM)	780,000	892,843
Series A 5.00% 12/1/40 (AGM)	1,000,000	1,131,560
Cambridge Area Joint Authority Guaranteed Sewer Revenue
5.625% 12/1/28	1,150,000	1,209,927
6.00% 12/1/37	1,000,000	1,053,700
Delaware County Regional Water Quality Control Authority
5.00% 5/1/32	2,000,000	2,307,920
Guam Government Waterworks Authority
5.00% 1/1/46	1,450,000	1,626,552

53

Schedules of investments

Delaware Tax-Free Pennsylvania Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Water & Sewer Revenue Bonds (continued)
Philadelphia Water & Waste Revenue
5.00% 11/1/28	4,500,000	$5,304,780
Series A 5.00% 7/1/45	2,500,000	2,815,275

		19,200,315

Total Municipal Bonds (cost $447,529,605)		488,028,802

Total Value of Securities – 100.02% (cost $447,529,605)		$488,028,802

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 29, 2016, the aggregate value of Rule 144A securities was $2,729,826, which represents 0.56% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

ACA – Insured by American Capital Access

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

BAM – Insured by Build America Mutual Assurance

FHA – Federal Housing Administration

HUD – Housing and Urban Development Section 8

SGI – Insured by Syncora Guarantee Inc.

See accompanying notes, which are an integral part of the financial statements.

54

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Statements of assets and liabilities

February 29, 2016 (Unaudited)

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund
Assets:
Investments, at value[1]	$83,728,289	$91,131,721	$194,117,836
Short-term investments, at value[2]	700,000	3,627,413	960,795
Cash	188,874	8,354	120,724
Interest receivable	785,952	1,146,956	2,272,097
Receivable for fund shares sold	43,892	133,819	208,851

Total assets	85,447,007	96,048,263	197,680,303

Liabilities:
Distribution payable	51,363	59,860	131,971
Payable for fund shares redeemed	8,125	30,829	239,542
Other accrued expenses	39,320	39,656	57,757
Investment management fees payable	25,690	28,646	67,926
Distribution fees payable to affiliates	20,779	26,918	45,799
Other affiliates payable	3,376	5,626	7,907
Trustees’ fees and expenses payable	580	631	1,328

Total liabilities	149,233	192,166	552,230

Total Net Assets	$85,297,774	$95,856,097	$197,128,073

Net Assets Consist of:
Paid-in capital	$80,541,321	$88,688,285	$185,797,263
Undistributed net investment income	25,159	19,607	342,368
Accumulated net realized loss on investments	(1,490,110)	(1,875,340)	(5,261,359)
Net unrealized appreciation of investments	6,221,404	9,023,545	16,249,801

Total Net Assets	$85,297,774	$95,856,097	$197,128,073

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund
Net Asset Value
Class A:
Net assets	$77,903,144	$65,326,900	$177,873,522
Shares of beneficial interest outstanding, unlimited authorization, no par	6,700,643	5,290,742	15,555,019
Net asset value per share	$11.63	$12.35	$11.44
Sales charge	4.50%	4.50%	4.50%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$12.18	$12.93	$11.98

Class C:
Net assets	$6,662,078	$18,046,671	$13,390,825
Shares of beneficial interest outstanding, unlimited authorization, no par	571,509	1,459,061	1,167,831
Net asset value per share	$11.66	$12.37	$11.47

Institutional Class:
Net assets	$732,552	$12,482,526	$5,863,726
Shares of beneficial interest outstanding, unlimited authorization, no par	63,007	1,011,058	512,826
Net asset value per share	$11.63	$12.35	$11.43

[1]Investments, at cost	$77,506,884	$82,108,176	$177,868,035
[2]Short-term investments, at cost	700,000	3,627,413	960,795

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Assets:
Investments, at value[1]	$103,613,514	$87,093,621	$488,028,802
Short-term investments, at value[2]	2,146,351	—	—
Cash	—	271,901	4,210,026
Interest receivable	1,540,161	965,421	6,184,395
Receivable for fund shares sold	60,341	34,660	210,711
Receivable for securities sold	—	—	115,000

Total assets	107,360,367	88,365,603	498,748,934

Liabilities:
Cash overdraft	194,494	—	—
Distribution payable	59,768	50,679	324,991
Payable for fund shares redeemed	1,546	11,806	736,618
Payable for securities purchased	—	—	9,319,080
Other accrued expenses	43,245	40,286	109,619
Distribution fees payable to affiliates	37,736	25,916	110,101
Investment management fees payable	35,331	22,139	190,146
Other affiliates payable	3,932	6,154	20,010
Trustees’ fees and expenses payable	723	608	3,307

Total liabilities	376,775	157,588	10,813,872

Total Net Assets	$106,983,592	$88,208,015	$487,935,062

Net Assets Consist of:
Paid-in capital	$104,921,186	$83,109,018	$450,693,324
Undistributed (distributions in excess of) net investment income	(11,903)	8,832	(108,965)
Accumulated net realized loss on investments	(5,149,712)	(1,449,054)	(3,148,494)
Net unrealized appreciation of investments	7,224,021	6,539,219	40,499,197

Total Net Assets	$106,983,592	$88,208,015	$487,935,062

	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Net Asset Value
Class A:
Net assets	$74,940,381	$54,236,006	$434,916,112
Shares of beneficial interest outstanding, unlimited authorization, no par	6,423,810	4,625,466	52,815,618
Net asset value per share	$11.67	$11.73	$8.23
Sales charge	4.50%	4.50%	4.50%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$12.22	$12.28	$8.62

Class C:
Net assets	$28,854,636	$18,974,861	$33,455,977
Shares of beneficial interest outstanding, unlimited authorization, no par	2,475,217	1,622,208	4,061,360
Net asset value per share	$11.66	$11.70	$8.24

Institutional Class:
Net assets	$3,188,575	$14,997,148	$19,562,973
Shares of beneficial interest outstanding, unlimited authorization, no par	273,264	1,279,582	2,377,272
Net asset value per share	$11.67	$11.72	$8.23

[1]Investments, at cost	$96,389,493	$80,554,402	$447,529,605
[2]Short-term investments, at cost	2,146,351	—	—

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Six months ended February 29, 2016 (Unaudited)

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund
Investment Income:
Interest	$1,731,476	$1,940,144	$4,253,215

Expenses:
Management fees	210,644	245,558	529,324
Distribution expenses — Class A	96,016	76,644	217,866
Distribution expenses — Class C	33,475	83,286	63,179
Dividend disbursing and transfer agent fees and expenses	23,671	29,265	57,836
Audit and tax fees	23,476	23,014	24,664
Accounting and administration expenses	13,797	14,625	31,520
Registration fees	10,293	6,728	7,640
Reports and statements to shareholders	8,492	5,282	11,308
Legal fees	5,033	4,865	10,810
Trustees’ fees and expenses	2,112	2,235	4,811
Custodian fees	1,756	4,061	4,001
Other	5,776	6,440	8,927

	434,541	502,003	971,886
Less expenses waived	(56,427)	(87,492)	(122,545)
Less expense paid indirectly	(17)	(11)	(46)

Total operating expenses	378,097	414,500	849,295

Net Investment Income	1,353,379	1,525,644	3,403,920

Net Realized and Unrealized Gain:
Net realized gain	199,017	99,685	277,606
Net change in unrealized appreciation (depreciation) of investments	1,198,682	1,627,798	3,100,702

Net Realized and Unrealized Gain	1,397,699	1,727,483	3,378,308

Net Increase in Net Assets Resulting from Operations	$2,751,078	$3,253,127	$6,782,228

See accompanying notes, which are an integral part of the financial statements.

	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Investment Income:
Interest	$2,133,538	$1,696,913	$10,823,413

Expenses:
Management fees	288,716	236,576	1,334,687
Distribution expenses — Class A	92,242	67,572	525,082
Distribution expenses — Class C	141,928	91,639	163,030
Dividend disbursing and transfer agent fees and expenses	31,590	32,208	168,798
Audit and tax fees	23,432	20,810	21,354
Accounting and administration expenses	17,192	14,089	79,468
Registration fees	9,844	8,994	12,899
Reports and statements to shareholders	7,487	5,191	25,418
Legal fees	5,311	4,290	23,678
Trustees’ fees and expenses	2,631	2,143	12,139
Custodian fees	2,233	1,804	9,952
Other	5,442	8,151	13,620

	628,048	493,467	2,390,125
Less expenses waived	(73,942)	(97,882)	(148,459)
Less expense paid indirectly	(26)	(12)	(131)

Total operating expenses	554,080	395,573	2,241,535

Net Investment Income	1,579,458	1,301,340	8,581,878

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss)	50,952	18,914	(132,367)
Net change in unrealized appreciation (depreciation) of investments	1,390,880	1,832,099	5,385,585

Net Realized and Unrealized Gain	1,441,832	1,851,013	5,253,218

Net Increase in Net Assets Resulting from Operations	$3,021,290	$3,152,353	$13,835,096

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Arizona Fund

	Six months ended 2/29/16 (Unaudited)	Year ended 8/31/15
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,353,379	$2,800,959
Net realized gain	199,017	89,236
Net change in unrealized appreciation (depreciation)	1,198,682	(210,123)

Net increase in net assets resulting from operations	2,751,078	2,680,072

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,251,188)	(2,609,063)
Class B	—	(75)
Class C	(83,988)	(165,788)
Institutional Class	(12,920)	(17,946)

	(1,348,096)	(2,792,872)

Capital Share Transactions:
Proceeds from shares sold:
Class A	3,023,019	2,174,576
Class C	47,995	1,052,259
Institutional Class	12,437	551,671

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	965,425	1,975,880
Class B	—	81
Class C	73,357	140,376
Institutional Class	9,769	13,235

	4,132,002	5,908,078

	Six months ended 2/29/16 (Unaudited)	Year ended 8/31/15
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(4,448,754)	$(8,565,192)
Class B	—	(27,856)
Class C	(318,488)	(666,706)
Institutional Class	(46,413)	(35,944)

	(4,813,655)	(9,295,698)

Decrease in net assets derived from capital share transactions	(681,653)	(3,387,620)

Net Increase (Decrease) in Net Assets	721,329	(3,500,420)

Net Assets:
Beginning of period	84,576,445	88,076,865

End of period	$85,297,774	$84,576,445

Undistributed net investment income	$25,159	$19,876

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free California Fund

	Six months ended 2/29/16 (Unaudited)	Year ended 8/31/15
Increase in Net Assets from Operations:
Net investment income	$1,525,644	$3,189,918
Net realized gain	99,685	74,435
Net change in unrealized appreciation (depreciation)	1,627,798	104,250

Net increase in net assets resulting from operations	3,253,127	3,368,603

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,082,393)	(2,364,024)
Class B	—	(483)
Class C	(231,214)	(426,950)
Institutional Class	(212,660)	(392,947)

	(1,526,267)	(3,184,404)

Capital Share Transactions:
Proceeds from shares sold:
Class A	5,933,598	5,779,743
Class C	2,534,307	2,314,906
Institutional Class	2,491,951	8,534,618

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	956,966	2,080,029
Class B	—	520
Class C	196,502	348,149
Institutional Class	190,007	343,952

	12,303,331	19,401,917

	Six months ended 2/29/16 (Unaudited)	Year ended 8/31/15
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(3,296,077)	$(21,408,060)
Class B	—	(181,298)
Class C	(861,687)	(2,315,796)
Institutional Class	(726,889)	(4,562,327)

	(4,884,653)	(28,467,481)

Increase (decrease) in net assets derived from capital share transactions	7,418,678	(9,065,564)

Net Increase (Decrease) in Net Assets	9,145,538	(8,881,365)

Net Assets:
Beginning of period	86,710,559	95,591,924

End of period	$95,856,097	$86,710,559

Undistributed net investment income	$19,607	$20,230

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Colorado Fund

	Six months ended 2/29/16 (Unaudited)	Year ended 8/31/15
Increase (Decrease) in Net Assets from Operations:
Net investment income	$3,403,920	$6,912,282
Net realized gain	277,606	642,992
Net change in unrealized appreciation (depreciation)	3,100,702	(2,073,277)

Net increase in net assets resulting from operations	6,782,228	5,481,997

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(3,127,453)	(6,384,370)
Class B	—	(32)
Class C	(179,027)	(336,361)
Institutional Class	(105,395)	(177,644)

	(3,411,875)	(6,898,407)

Capital Share Transactions:
Proceeds from shares sold:
Class A	3,760,798	6,696,136
Class C	1,460,669	1,321,189
Institutional Class	838,039	2,866,479

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	2,615,728	5,268,251
Class B	—	35
Class C	165,524	302,923
Institutional Class	90,137	157,616

	8,930,895	16,612,629

	Six months ended 2/29/16 (Unaudited)	Year ended 8/31/15
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(5,628,536)	$(20,168,957)
Class B	—	(11,709)
Class C	(649,053)	(1,361,395)
Institutional Class	(267,883)	(959,602)

	(6,545,472)	(22,501,663)

Increase (decrease) in net assets derived from capital share transactions	2,385,423	(5,889,034)

Net Increase (Decrease) in Net Assets	5,755,776	(7,305,444)

Net Assets:
Beginning of period	191,372,297	198,677,741

End of period	$197,128,073	$191,372,297

Undistributed net investment income	$342,368	$352,558

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Idaho Fund

	Six months ended 2/29/16 (Unaudited)	Year ended 8/31/15
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,579,458	$3,257,963
Net realized gain	50,952	64,943
Net change in unrealized appreciation (depreciation)	1,390,880	(615,374)

Net increase in net assets resulting from operations	3,021,290	2,707,532

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,180,674)	(2,435,094)
Class B	—	(406)
Class C	(347,522)	(720,612)
Institutional Class	(48,285)	(91,023)

	(1,576,481)	(3,247,135)

Capital Share Transactions:
Proceeds from shares sold:
Class A	2,233,340	6,241,091
Class C	1,665,250	3,379,466
Institutional Class	654,161	2,334,876

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,047,547	2,101,144
Class B	—	434
Class C	330,404	669,540
Institutional Class	42,435	71,275

	5,973,137	14,797,826

	Six months ended 2/29/16 (Unaudited)	Year ended 8/31/15
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(4,518,179)	$(13,369,493)
Class B	—	(164,649)
Class C	(2,089,309)	(6,537,891)
Institutional Class	(135,183)	(900,541)

	(6,742,671)	(20,972,574)

Decrease in net assets derived from capital share transactions	(769,534)	(6,174,748)

Net Increase (Decrease) in Net Assets	675,275	(6,714,351)

Net Assets:
Beginning of period	106,308,317	113,022,668

End of period	$106,983,592	$106,308,317

Distributions in excess of net investment income	$(11,903)	$(16,644)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free New York Fund

	Six months ended 2/29/16 (Unaudited)	Year ended 8/31/15
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,301,340	$2,375,956
Net realized gain	18,914	82,653
Net change in unrealized appreciation (depreciation)	1,832,099	(72,885)

Net increase in net assets resulting from operations	3,152,353	2,385,724

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(839,250)	(1,580,188)
Class B	—	(7)
Class C	(215,469)	(440,833)
Institutional Class	(228,011)	(355,835)

	(1,282,730)	(2,376,863)

Capital Share Transactions:
Proceeds from shares sold:
Class A	5,402,983	10,379,452
Class C	1,852,669	2,501,821
Institutional Class	2,462,188	11,718,291

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	775,576	1,426,469
Class B	—	8
Class C	164,111	324,818
Institutional Class	209,068	328,661

	10,866,595	26,679,520

	Six months ended 2/29/16 (Unaudited)	Year ended 8/31/15
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(4,830,796)	$(12,678,070)
Class B	—	(2,832)
Class C	(1,260,408)	(3,507,474)
Institutional Class	(636,648)	(1,152,615)

	(6,727,852)	(17,340,991)

Increase in net assets derived from capital share transactions	4,138,743	9,338,529

Net Increase in Net Assets	6,008,366	9,347,390

Net Assets:
Beginning of period	82,199,649	72,852,259

End of period	$88,208,015	$82,199,649

Undistributed (distributions in excess of) net investment income	$8,832	$(651)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Pennsylvania Fund

	Six months ended 2/29/16 (Unaudited)	Year ended 8/31/15
Increase (Decrease) in Net Assets from Operations:
Net investment income	$8,581,878	$17,049,406
Net realized gain (loss)	(132,367)	1,937,674
Net change in unrealized appreciation (depreciation)	5,385,585	(2,924,575)

Net increase in net assets resulting from operations	13,835,096	16,062,505

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(7,782,301)	(15,762,881)
Class B	—	(859)
Class C	(458,294)	(907,357)
Institutional Class	(323,568)	(396,023)

	(8,564,163)	(17,067,120)

Capital Share Transactions:
Proceeds from shares sold:
Class A	10,364,879	25,913,128
Class C	2,651,918	4,242,065
Institutional Class	4,258,719	15,603,971

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	6,567,948	12,830,901
Class B	—	925
Class C	432,009	816,774
Institutional Class	294,770	329,145

	24,570,243	59,736,909

	Six months ended 2/29/16 (Unaudited)	Year ended 8/31/15
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(28,667,152)	$(47,293,214)
Class B	—	(317,202)
Class C	(2,775,919)	(4,289,756)
Institutional Class	(1,906,532)	(2,835,778)

	(33,349,603)	(54,735,950)

Increase (decrease) in net assets derived from capital share transactions	(8,779,360)	5,000,959

Net Increase (Decrease) in Net Assets	(3,508,427)	3,996,344

Net Assets:
Beginning of period	491,443,489	487,447,145

End of period	$487,935,062	$491,443,489

Distributions in excess of net investment income	$(108,965)	$(126,680)

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Tax-Free Arizona Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/29/16[1] (Unaudited)
	Year ended

	8/31/15	8/31/14	8/31/13	8/31/12	8/31/11

$11.440	$11.450	$ 10.690	$12.010	$ 11.340	$11.760

0.187	0.378	0.428	0.450	0.460	0.445
0.189	(0.011)	0.784	(1.206)	0.670	(0.394)
0.376	0.367	1.212	(0.756)	1.130	0.051

(0.186)	(0.377)	(0.425)	(0.448)	(0.457)	(0.444)
—	—	(0.027)	(0.116)	(0.003)	(0.027)
(0.186)	(0.377)	(0.452)	(0.564)	(0.460)	(0.471)

$11.630	$11.440	$ 11.450	$10.690	$ 12.010	$11.340

3.32%	3.24%	11.56%	(6.62% )	10.15%	0.57%

$77,903	$77,085	$ 81,592	$83,896	$ 99,953	$95,487
0.84%	0.85%	0.84%	0.84%	0.84%	0.87%
0.97%	0.97%	0.96%	0.94%	0.90%	0.93%
3.27%	3.28%	3.86%	3.83%	3.94%	3.98%
3.14%	3.16%	3.74%	3.73%	3.88%	3.92%
9%	12%	11%	18%	34%	32%

Financial highlights

Delaware Tax-Free Arizona Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/29/16[1] (Unaudited)
	Year ended

	8/31/15	8/31/14	8/31/13	8/31/12	8/31/11

$11.470	$11.480	$ 10.720	$12.040	$11.370	$11.790

0.145	0.292	0.346	0.362	0.373	0.362
0.189	(0.011)	0.784	(1.205)	0.670	(0.394)
0.334	0.281	1.130	(0.843)	1.043	(0.032)

(0.144)	(0.291)	(0.343)	(0.361)	(0.370)	(0.361)
—	—	(0.027)	(0.116)	(0.003)	(0.027)
(0.144)	(0.291)	(0.370)	(0.477)	(0.373)	(0.388)

$11.660	$11.470	$ 11.480	$10.720	$12.040	$11.370

2.93%	2.47%	10.72%	(7.30% )	9.31%	(0.17% )

$ 6,662	$ 6,747	$ 6,238	$ 6,482	$ 7,108	$ 6,801
1.59%	1.60%	1.59%	1.59%	1.59%	1.62%
1.72%	1.72%	1.71%	1.69%	1.65%	1.68%
2.52%	2.54%	3.11%	3.08%	3.19%	3.23%
2.39%	2.42%	2.99%	2.98%	3.13%	3.17%
9%	12%	11%	18%	34%	32%

Financial highlights

Delaware Tax-Free Arizona Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding have been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

5 Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/29/16[1] (Unaudited)	Year ended 8/31/15	12/31/13[2] to 8/31/14

$11.440	$11.450	$10.770

0.202	0.407	0.325
0.189	(0.011)	0.675
0.391	0.396	1.000

(0.201)	(0.406)	(0.320)
(0.201)	(0.406)	(0.320)

$11.630	$11.440	$11.450

3.45%	3.49%	9.39%

$ 733	$ 744	$ 219
0.59%	0.60%	0.59%
0.72%	0.72%	0.71%
3.52%	3.54%	4.06%
3.39%	3.42%	3.94%
9%	12%	11%[5]

Financial highlights

Delaware Tax-Free California Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/29/16[1] (Unaudited)
	Year ended

	8/31/15	8/31/14	8/31/13	8/31/12	8/31/11

$12.110	$12.080	$ 11.110	$12.210	$ 11.170	$11.570

0.215	0.416	0.427	0.439	0.484	0.476
0.240	0.029	0.970	(1.100)	1.039	(0.401)
0.455	0.445	1.397	(0.661)	1.523	0.075

(0.215)	(0.415)	(0.427)	(0.439)	(0.483)	(0.475)
(0.215)	(0.415)	(0.427)	(0.439)	(0.483)	(0.475)

$12.350	$12.110	$ 12.080	$11.110	$ 12.210	$11.170

3.79%	3.73%	12.79%	(5.63% )	13.90%	0.83%

$65,327	$60,550	$ 73,955	$85,269	$ 97,821	$67,047
0.82%	0.83%	0.82%	0.82%	0.82%	0.82%
1.02%	1.01%	1.00%	0.99%	0.97%	0.98%
3.53%	3.42%	3.69%	3.62%	4.10%	4.36%
3.33%	3.24%	3.51%	3.45%	3.95%	4.20%
8%	24%	13%	38%	32%	44%

Financial highlights

Delaware Tax-Free California Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/29/16[1] (Unaudited)
	Year ended

	8/31/15	8/31/14	8/31/13	8/31/12	8/31/11

$12.130	$12.100	$ 11.120	$12.230	$ 11.180	$11.590

0.169	0.325	0.341	0.349	0.397	0.394
0.240	0.029	0.980	(1.110)	1.049	(0.411)
0.409	0.354	1.321	(0.761)	1.446	(0.017)

(0.169)	(0.324)	(0.341)	(0.349)	(0.396)	(0.393)
(0.169)	(0.324)	(0.341)	(0.349)	(0.396)	(0.393)

$12.370	$12.130	$ 12.100	$11.120	$ 12.230	$11.180

3.40%	2.95%	12.04%	(6.41% )	13.13%	(0.01% )

$18,047	$15,853	$ 15,473	$18,248	$ 18,830	$14,863
1.57%	1.58%	1.57%	1.57%	1.57%	1.57%
1.77%	1.76%	1.75%	1.74%	1.72%	1.73%
2.78%	2.67%	2.94%	2.87%	3.35%	3.61%
2.58%	2.49%	2.76%	2.70%	3.20%	3.45%
8%	24%	13%	38%	32%	44%

Financial highlights

Delaware Tax-Free California Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[3]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding have been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/29/16[1] (Unaudited)	Year ended 8/31/15	12/31/13[2] to 8/31/14

$12.110	$12.080	$ 11.270

0.230	0.446	0.319
0.240	0.029	0.808
0.470	0.475	1.127

(0.230)	(0.445)	(0.317)
(0.230)	(0.445)	(0.317)

$12.350	$12.110	$ 12.080

3.91%	3.98%	10.10%

$12,482	$10,308	$ 5,983
0.57%	0.58%	0.57%
0.77%	0.76%	0.75%
3.78%	3.67%	3.89%
3.58%	3.49%	3.71%
8%	24%	13%[5]

Financial highlights

Delaware Tax-Free Colorado Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/29/16[1] (Unaudited)
	Year ended

	8/31/15	8/31/14	8/31/13	8/31/12	8/31/11

$ 11.240	$ 11.320	$ 10.490	$ 11.640	$ 10.880	$ 11.260

0.202	0.403	0.405	0.412	0.444	0.460
0.200	(0.081)	0.826	(1.149)	0.758	(0.397)
0.402	0.322	1.231	(0.737)	1.202	0.063

(0.202)	(0.402)	(0.401)	(0.413)	(0.442)	(0.443)
(0.202)	(0.402)	(0.401)	(0.413)	(0.442)	(0.443)

$ 11.440	$ 11.240	$ 11.320	$ 10.490	$ 11.640	$ 10.880

3.61%	2.87%	11.94%	(6.56%)	11.23%	0.71%

$177,873	$174,078	$183,560	$190,311	$230,787	$216,151
0.84%	0.85%	0.84%	0.84%	0.84%	0.88%
0.97%	0.97%	0.97%	0.96%	0.93%	0.95%
3.58%	3.54%	3.69%	3.60%	3.91%	4.30%
3.45%	3.42%	3.56%	3.48%	3.82%	4.23%
4%	10%	22%	21%	24%	26%

Financial highlights

Delaware Tax-Free Colorado Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/29/16[1] (Unaudited)
	Year ended

	8/31/15	8/31/14	8/31/13	8/31/12	8/31/11

$11.270	$11.350	$ 10.520	$ 11.670	$ 10.910	$ 11.290

0.160	0.319	0.324	0.327	0.360	0.381
0.200	(0.081)	0.826	(1.149)	0.758	(0.397)
0.360	0.238	1.150	(0.822)	1.118	(0.016)

(0.160)	(0.318)	(0.320)	(0.328)	(0.358)	(0.364)
(0.160)	(0.318)	(0.320)	(0.328)	(0.358)	(0.364)

$11.470	$11.270	$ 11.350	$ 10.520	$ 11.670	$ 10.910

3.22%	2.10%	11.09%	(7.23%)	10.39%	(0.03% )

$13,391	$12,193	$ 12,028	$ 13,788	$ 14,282	$ 13,253
1.59%	1.60%	1.59%	1.59%	1.59%	1.63%
1.72%	1.72%	1.72%	1.71%	1.68%	1.70%
2.83%	2.79%	2.94%	2.85%	3.16%	3.55%
2.70%	2.67%	2.81%	2.73%	3.07%	3.48%
4%	10%	22%	21%	24%	26%

Financial highlights

Delaware Tax-Free Colorado Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding have been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/29/16[1] (Unaudited)	Year ended 8/31/15	12/31/13[2] to 8/31/14

$11.240	$11.320	$10.590

0.216	0.431	0.326
0.190	(0.081)	0.710
0.406	0.350	1.036

(0.216)	(0.430)	(0.306)
(0.216)	(0.430)	(0.306)

$11.430	$11.240	$11.320

3.64%	3.13%	3.13%

$ 5,864	$ 5,102	$ 3,077
0.59%	0.60%	0.59%
0.72%	0.72%	0.72%
3.83%	3.79%	3.91%
3.70%	3.67%	3.78%
4%	10%	22%[5]

Financial highlights

Delaware Tax-Free Idaho Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/29/16[1] (Unaudited)
	Year ended

	8/31/15	8/31/14	8/31/13	8/31/12	8/31/11

$11.510	$11.560	$10.990	$12.240	$ 11.730	$12.120

0.185	0.366	0.374	0.419	0.438	0.438
0.159	(0.051)	0.569	(1.250)	0.509	(0.385)
0.344	0.315	0.943	(0.831)	0.947	0.053

(0.184)	(0.365)	(0.373)	(0.419)	(0.437)	(0.436)
—	—	—	—	—	(0.007)
(0.184)	(0.365)	(0.373)	(0.419)	(0.437)	(0.443)

$11.670	$11.510	$11.560	$10.990	$ 12.240	$11.730

3.01%	2.76%	8.71%	(6.99%)	8.21%	0.56%

$74,940	$75,163	$80,600	$87,537	$119,025	$98,821
0.86%	0.88%	0.88%	0.88%	0.88%	0.90%
1.00%	1.00%	0.99%	0.97%	0.94%	0.96%
3.20%	3.17%	3.32%	3.51%	3.65%	3.78%
3.06%	3.05%	3.21%	3.42%	3.59%	3.72%
1%	7%	16%	17%	17%	32%

Financial highlights

Delaware Tax-Free Idaho Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/29/16[1] (Unaudited)
	Year ended

	8/31/15	8/31/14	8/31/13	8/31/12	8/31/11

$11.500	$11.550	$10.980	$12.230	$11.720	$ 12.110

0.141	0.279	0.289	0.329	0.348	0.351
0.160	(0.051)	0.569	(1.250)	0.509	(0.385)
0.301	0.228	0.858	(0.921)	0.857	(0.034)

(0.141)	(0.278)	(0.288)	(0.329)	(0.347)	(0.349)
—	—	—	—	—	(0.007)
(0.141)	(0.278)	(0.288)	(0.329)	(0.347)	(0.356)

$11.660	$11.500	$11.550	$10.980	$12.230	$ 11.720

2.63%	1.99%	7.91%	(7.70%)	7.41%	(0.20% )

$28,855	$28,557	$31,178	$33,236	$40,738	$ 35,797
1.61%	1.63%	1.63%	1.63%	1.63%	1.65%
1.75%	1.75%	1.74%	1.72%	1.69%	1.71%
2.45%	2.42%	2.57%	2.76%	2.90%	3.03%
2.31%	2.30%	2.46%	2.67%	2.84%	2.97%
1%	7%	16%	17%	17%	32%

Financial highlights

Delaware Tax-Free Idaho Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding have been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/29/16[1] (Unaudited)	Year ended 8/31/15	12/31/13[2] to 8/31/14

$11.510	$11.570	$11.060

0.199	0.395	0.291
0.160	(0.061)	0.509
0.359	0.334	0.800

(0.199)	(0.394)	(0.290)
(0.199)	(0.394)	(0.290)

$11.670	$11.510	$11.570

3.14%	2.92%	7.31%

$ 3,189	$ 2,588	$ 1,080
0.61%	0.63%	0.63%
0.75%	0.75%	0.74%
3.45%	3.42%	3.46%
3.31%	3.30%	3.35%
1%	7%	16%[5]

Financial highlights

Delaware Tax-Free New York Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/29/16[1] (Unaudited)
	Year ended

	8/31/15	8/31/14	8/31/13	8/31/12	8/31/11

$11.480	$11.460	$ 10.570	$ 11.670	$ 10.800	$11.150

0.183	0.367	0.366	0.374	0.426	0.406
0.246	0.020	0.889	(1.080)	0.867	(0.351)
0.429	0.387	1.255	(0.706)	1.293	0.055

(0.179)	(0.367)	(0.365)	(0.375)	(0.423)	(0.405)
—	—	—	(0.019)	—	—
(0.179)	(0.367)	(0.365)	(0.394)	(0.423)	(0.405)

$11.730	$11.480	$ 11.460	$ 10.570	$ 11.670	$10.800

3.76%	3.41%	12.06%	(6.27%)	12.18%	0.63%

$54,236	$51,708	$ 52,589	$ 57,816	$ 53,456	$37,051
0.80%	0.83%	0.80%	0.80%	0.80%	0.80%
1.03%	1.07%	1.06%	1.03%	1.01%	1.05%
3.15%	3.18%	3.32%	3.23%	3.77%	3.82%
2.92%	2.94%	3.06%	3.00%	3.56%	3.57%
3%	6%	20%	33%	28%	54%

Financial highlights

Delaware Tax-Free New York Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/29/16[1] (Unaudited)
	Year ended

	8/31/15	8/31/14	8/31/13	8/31/12	8/31/11

$11.450	$11.440	$ 10.540	$ 11.640	$ 10.780	$ 11.120

0.139	0.280	0.283	0.286	0.340	0.326
0.246	0.010	0.899	(1.080)	0.857	(0.341)
0.385	0.290	1.182	(0.794)	1.197	(0.015)

(0.135)	(0.280)	(0.282)	(0.287)	(0.337)	(0.325)
—	—	—	(0.019)	—	—
(0.135)	(0.280)	(0.282)	(0.306)	(0.337)	(0.325)

$11.700	$11.450	$ 11.440	$ 10.540	$ 11.640	$ 10.780

3.38%	2.55%	11.35%	(7.00% )	11.26%	(0.04% )

$18,975	$17,825	$ 18,491	$ 21,152	$ 20,524	$ 14,235
1.55%	1.58%	1.55%	1.55%	1.55%	1.55%
1.78%	1.82%	1.81%	1.78%	1.76%	1.80%
2.40%	2.43%	2.57%	2.48%	3.02%	3.07%
2.17%	2.19%	2.31%	2.25%	2.81%	2.82%
3%	6%	20%	33%	28%	54%

Financial highlights

Delaware Tax-Free New York Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[3]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/29/16[1] (Unaudited)	Year ended 8/31/15	12/31/13[2] to 8/31/14

$11.470	$11.460	$10.710

0.197	0.396	0.279
0.246	0.010	0.749
0.443	0.406	1.028

(0.193)	(0.396)	(0.278)
(0.193)	(0.396)	(0.278)

$11.720	$11.470	$11.460

3.89%	3.58%	9.69%

$14,997	$12,667	$ 1,769
0.55%	0.58%	0.55%
0.78%	0.82%	0.80%
3.40%	3.43%	3.55%
3.17%	3.19%	3.30%
3%	6%	20% [5]

Financial highlights

Delaware Tax-Free Pennsylvania Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	During the period ended Aug. 31, 2013, the Fund changed its fiscal year end from February to August. Ratios have been annualized and portfolio turnover and total return have not been annualized.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/29/16[1]	Year ended		3/1/13 to	Year ended
(Unaudited)	8/31/15	8/31/14	8/31/13[2]	2/28/13	2/29/12	2/28/11

$ 8.150	$ 8.160	$ 7.590	$ 8.410	$ 8.260	$ 7.550	$ 7.920

0.145	0.288	0.293	0.148	0.315	0.329	0.349
0.080	(0.010)	0.570	(0.809)	0.150	0.710	(0.304)
0.225	0.278	0.863	(0.661)	0.465	1.039	0.045

(0.145)	(0.288)	(0.293)	(0.148)	(0.315)	(0.329)	(0.349)
—	—	—	(0.011)	—	—	(0.066)
(0.145)	(0.288)	(0.293)	(0.159)	(0.315)	(0.329)	(0.415)

$ 8.230	$ 8.150	$ 8.160	$ 7.590	$ 8.410	$ 8.260	$ 7.550

2.79%	3.45%	11.58%	(7.94%)	5.73%	14.06%	0.48%

$434,916	$441,904	$451,301	$453,451	$524,539	$508,505	$470,369
0.88%	0.89%	0.88%	0.88%	0.88%	0.88%	0.90%
0.94%	0.95%	0.95%	1.00%	0.98%	0.98%	0.98%
3.58%	3.51%	3.73%	3.64%	3.77%	4.19%	4.42%
3.52%	3.45%	3.66%	3.52%	3.67%	4.09%	4.34%
8%	13%	7%	5%	20%	21%	31%

Financial highlights

Delaware Tax-Free Pennsylvania Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	During the period ended Aug. 31, 2013, the Fund changed its fiscal year end from February to August. Ratios have been annualized and portfolio turnover and total return have not been annualized.

[3]	The average shares outstanding have been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended			3/1/13
2/29/16[1]	Year ended		to	Year ended

(Unaudited)	8/31/15	8/31/14	8/31/13[2]	2/28/13	2/29/12	2/28/11

$ 8.150	$8.160	$7.590	$8.410	$8.260	$7.560	$7.920

0.114	0.226	0.234	0.117	0.252	0.269	0.289
0.090	(0.010)	0.570	(0.809)	0.150	0.700	(0.294)

0.204	0.216	0.804	(0.692)	0.402	0.969	(0.005)

(0.114)	(0.226)	(0.234)	(0.117)	(0.252)	(0.269)	(0.289)
—	—	—	(0.011)	—	—	(0.066)

(0.114)	(0.226)	(0.234)	(0.128)	(0.252)	(0.269)	(0.355)

$ 8.240	$8.150	$8.160	$7.590	$8.410	$8.260	$7.560

2.52%	2.67%	10.74%	(8.29% )	4.93%	13.05%	(0.15% )

$33,456	$32,799	$32,096	$32,617	$39,572	$27,311	$21,571
1.64%	1.65%	1.64%	1.64%	1.64%	1.64%	1.66%
1.70%	1.71%	1.71%	1.71%	1.69%	1.69%	1.69%
2.82%	2.75%	2.97%	2.87%	3.01%	3.43%	3.66%
2.76%	2.69%	2.90%	2.80%	2.96%	3.38%	3.63%
8%	13%	7%	5%	20%	21%	31%

Financial highlights

Delaware Tax-Free Pennsylvania Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding have been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/29/16[1] (Unaudited)	Year ended 8/31/15	12/31/13[2] to 8/31/14

$ 8.140	$8.160	$7.670

0.155	0.308	0.226
0.090	(0.020)	0.490

0.245	0.288	0.716

(0.155)	(0.308)	(0.226)

(0.155)	(0.308)	(0.226)

$ 8.230	$8.140	$8.160

3.03%	3.57%	9.44%

$19,563	$16,740	$3,733
0.64%	0.65%	0.64%
0.70%	0.71%	0.71%
3.82%	3.75%	3.89%
3.76%	3.69%	3.82%
8%	13%	7%[5]

Notes to financial statements
Delaware Investments® state tax-free funds	February 29, 2016 (Unaudited)

Voyageur Insured Funds is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Arizona Fund. Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Mutual Funds II is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Colorado Fund. Delaware Group® State Tax-Free Income Trust is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Pennsylvania Fund. Voyageur Insured Funds, Voyageur Mutual Funds, Voyageur Mutual Funds II, and Delaware Group State Tax-Free Income Trust are each individually referred to as a Trust and collectively as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund (each referred to as a Fund, or collectively, as the Funds). The above Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Effective Sept. 25, 2014, all remaining shares of Class B were converted to Class A shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of each Fund is to seek as high a level of current income exempt from federal income tax and from personal income taxes in the respective applicable state, as is consistent with preservation of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (NAV) per share, as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Trust’s Board of Trustees (each, a Board or, collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under

Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken for all open federal income tax years (Aug. 31, 2012–Aug. 31, 2015), and has concluded that no provision for federal income tax is required in each Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – Each Fund is an investment company, whose financial statements are prepared in conformity with U.S. GAAP. Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to each Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the period ended Feb. 29, 2016.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended Feb. 29, 2016, each Fund earned the following amounts under this agreement:

Notes to financial statements

Delaware Investments® state tax-free funds

1. Significant Accounting Policies (Continued)

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
$17	$11	$46	$26	$12	$131

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee, which is calculated based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
On the first $500 million	0.500%	0.550%	0.550%	0.550%	0.550%	0.550%
On the next $500 million	0.475%	0.500%	0.500%	0.500%	0.500%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse each Fund to the extent necessary to ensure that total annual operating expenses, (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)), do not exceed specified percentages of each Fund’s average daily net assets from Sept. 1, 2015 through Feb. 29, 2016* as shown below. For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Boards and DMC. These expense waivers and reimbursements apply only to expenses paid directly by each Fund and may only be terminated by agreement of DMC and each Fund.

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Operating expense limitation as a percentage of average daily net assets (per annum)	0.59%	0.57%	0.59%	0.61%	0.55%	0.64%

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to each Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Investments® Family of Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended Feb. 29, 2016, each Fund was charged for these services as follows:

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
$2,009	$2,129	$4,590	$2,503	$2,051	$11,573

DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Investments Family of Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended Feb. 29, 2016, each Fund was charged for these services as follows:

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
$8,850	$7,880	$20,219	$11,028	$9,037	$50,978

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are paid by each Fund and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares (except for Delaware Tax-Free Pennsylvania Fund). The Board for Delaware Tax-Free Pennsylvania Fund has adopted a formula for calculating 12b-1 fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (1) 0.10% of average daily net assets representing shares acquired prior to June 1, 1992, and (2) 0.25% of average daily net assets representing shares acquired on or after June 1, 1992. All of the Fund’s Class A shareholders bear 12b-1 fees at the same rate, the blended rate, currently 0.24% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Each Fund pays 1.00% of the average daily net assets of the Class C shares for all the Funds. Institutional Class shares pay no distribution and service fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that

Notes to financial statements

Delaware Investments® state tax-free funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

provide legal, tax, and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended Feb. 29, 2016, each Fund was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
$849	$897	$1,922	$1,052	$854	$4,881

For the six months ended Feb. 29, 2016, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
$2,663	$4,518	$6,012	$7,679	$3,409	$22,515

For the six months ended Feb. 29, 2016, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares. These commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Class A	$ —	$ —	$703	$ —	$ —	$ —
Class C	2,060	204	396	1,205	290	146

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

Cross trades for the six months ended Feb. 29, 2016, were executed by the Funds pursuant to procedures adopted by the Boards designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At their regularly scheduled meetings, the Boards review such transactions for compliance with the procedures adopted by the Boards. Pursuant to these procedures, for the six months ended Feb. 29, 2016, the Funds engaged in securities purchases and securities sales, which resulted in net realized gains (losses) as follows:

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Purchases	$700,005	$8,194,333	$1,785,006	$1,120,024	$ —	$—
Sales	800,020	3,475,015	4,485,024	1,783,678	1,000,006	—
Net realized gain (loss)	—	—	—	900	—	—

* The contractual waiver period is from Dec. 29, 2014 through Dec. 29, 2016.

3. Investments

For the six months ended Feb. 29, 2016, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Purchases	$7,826,901	$11,603,243	$13,133,216	$1,383,711	$7,423,293	$38,126,637
Sales	7,469,132	6,863,010	7,092,643	4,109,514	2,162,145	39,784,526

At Feb. 29, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Feb. 29, 2016, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Cost of investments	$78,087,392	$85,718,169	$178,771,981	$98,508,180	$80,491,374	$447,529,605

Aggregate unrealized appreciation of investments	$6,349,255	$9,040,965	$16,316,514	$7,251,685	$6,674,140	$40,597,034
Aggregate unrealized depreciation of investments	(8,359)	—	(9,864)	—	(71,893)	(97,837)

Net unrealized appreciation of investments	$6,340,896	$9,040,965	$16,306,650	$7,251,685	$6,602,247	$40,499,197

Notes to financial statements

Delaware Investments® state tax-free funds

3. Investments (continued)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at Aug. 31, 2015 will expire as follows:

Year of Expiration	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
2016	$ —	$ —	$44,178	$ —	$ —	$ —
2019	—	369,988	—	—	—	—
Total	$ —	$369,988	$44,178	$ —	$ —	$ —

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period.

Losses incurred that will be carried forward under the Act are as follows:

	Loss carryforward character

	Short-term	Long-term
Delaware Tax-Free Arizona Fund	$133,141	$1,670,287
Delaware Tax-Free California Fund	706,222	914,287
Delaware Tax-Free Colorado Fund	2,753,193	2,806,399
Delaware Tax-Free Idaho Fund	1,817,104	3,406,484
Delaware Tax-Free New York Fund	868,009	653,504
Delaware Tax-Free Pennsylvania Fund	1,200,451	1,815,676

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of Feb. 29, 2016:

Delaware Tax-Free Arizona Fund
Securities	Level 2
Municipal Bonds	$83,728,289
Short-Term Investments	700,000
Total Value of Securities	$84,428,289

	Delaware Tax-Free California Fund
Securities	Level 1	Level 2	Total
Municipal Bonds	$—	$91,131,721	$91,131,721
Short-Term Investments[1]	1,127,413	2,500,000	3,627,413

Total Value of Securities	$1,127,413	$93,631,721	$94,759,134

	Delaware Tax-Free Colorado Fund
Securities	Level 1	Level 2	Total
Municipal Bonds	$—	$194,117,836	$194,117,836
Short-Term Investments[1]	270,795	690,000	960,795

Total Value of Securities	$270,795	$194,807,836	$195,078,631

Notes to financial statements

Delaware Investments® state tax-free funds

3. Investments (continued)

	Delaware Tax-Free Idaho Fund

Securities	Level 1	Level 2	Total
Municipal Bonds	$—	$103,613,514	$103,613,514
Short-Term Investments	2,146,351	—	2,146,351

Total Value of Securities	$2,146,351	$103,613,514	$105,759,865

Delaware Tax-Free New York Fund
Securities	Level 2
Municipal Bonds	$87,093,621

Delaware Tax-Free Pennsylvania Fund
Securities	Level 2
Municipal Bonds	$488,028,802

1 Security type is valued across multiple levels. Level 1 investments represent open-end investment company investments while Level 2 investments represent matrix-priced investments. The amounts attributed to Level 1 investments and Level 2 investments represent the following percentages of the total market value of this security type for the Funds:

Short-Term Investments	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund

Level 1	31.08%	28.18%
Level 2	68.92%	71.82%

Total	100.00%	100.00%

During the six months ended Feb. 29, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to each Fund. Each Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Feb. 29, 2016, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free Arizona Fund		Delaware Tax-Free California Fund		Delaware Tax-Free Colorado Fund
	Six months ended 2/29/16	Year ended 8/31/15	Six months ended 2/29/16	Year ended 8/31/15	Six months ended 2/29/16	Year ended 8/31/15
Shares sold:
Class A	263,643	188,212	482,558	475,231	330,144	590,765
Class C	4,157	90,627	206,660	189,314	128,332	115,561
Institutional Class	1,075	47,938	203,594	703,979	74,324	253,199
Shares issued upon reinvestment of dividends and distributions:
Class A	83,769	171,727	78,210	171,102	230,622	464,698
Class B	—	7	—	43	—	3
Class C	6,349	12,170	16,029	28,591	14,551	26,653
Institutional Class	848	1,151	15,525	28,295	7,945	13,909

	359,841	511,832	1,002,576	1,596,555	785,918	1,464,788

Shares redeemed:
Class A	(387,582)	(744,808)	(269,895)	(1,767,868)	(497,132)	(1,780,322)
Class B	—	(2,437)	—	(14,922)	—	(1,035)
Class C	(27,475)	(57,674)	(70,356)	(189,793)	(57,072)	(119,952)
Institutional Class	(4,023)	(3,123)	(59,344)	(376,300)	(23,531)	(84,895)

	(419,080)	(808,042)	(399,595)	(2,348,883)	(577,735)	(1,986,204)

Net increase (decrease)	(59,239)	(296,210)	602,981	(752,328)	208,183	(521,416)

Notes to financial statements

Delaware Investments® state tax-free funds

4. Capital Shares (continued)

	Delaware Tax-Free Idaho Fund		Delaware Tax-Free New York Fund		Delaware Tax-Free Pennsylvania Fund
	Six months	Year	Six months	Year	Six months	Year
	ended	ended	ended	ended	ended	ended
	2/29/16	8/31/15	2/29/16	8/31/15	2/29/16	8/31/15
Shares sold:
Class A	192,454	538,926	467,372	898,197	1,264,029	3,162,192
Class C	143,518	292,319	160,576	216,895	323,346	517,225
Institutional Class	56,352	203,055	212,589	1,021,209	517,782	1,905,849
Shares issued upon reinvestment of dividends and distributions:
Class A	90,404	181,656	66,812	123,704	801,865	1,566,353
Class B	—	38	—	1	—	114
Class C	28,541	57,924	14,171	28,234	52,718	99,659
Institutional Class	3,659	6,158	18,013	28,510	36,006	40,292

	514,928	1,280,076	939,533	2,316,750	2,995,746	7,291,684

Shares redeemed:
Class A	(391,612)	(1,158,527)	(414,024)	(1,104,087)	(3,500,798)	(5,778,538)
Class B	—	(14,305)	—	(248)	—	(38,921)
Class C	(180,594)	(564,826)	(109,426)	(305,269)	(339,702)	(523,075)
Institutional Class	(11,630)	(77,674)	(55,117)	(100,027)	(232,844)	(347,515)

	(583,836)	(1,815,332)	(578,567)	(1,509,631)	(4,073,344)	(6,688,049)

Net increase (decrease)	(68,908)	(535,256)	360,966	807,119	(1,077,598)	603,635

For the year ended Aug. 31, 2015, the following shares and values were converted from Class B to Class A. The amounts are included in Class B redemptions and Class A subscriptions in the tables above, and the “Statements of changes in net assets.”

	Year ended
	8/31/15
	Class B	Class A
	Shares	Shares	Value
Delaware Tax-Free California Fund	102	102	1,234
Delaware Tax-Free Idaho Fund	10,178	10,172	117,182
Delaware Tax-Free Pennsylvania Fund	14,130	14,134	115,189

Certain shareholders may exchange shares of one class of shares for another class in the same Fund. For the six months ended Feb. 29, 2016 and year ended Aug. 31, 2015, the Funds had the following exchange transactions. These exchange transactions are included as subscriptions and redemptions in the tables on the previous pages, and the “Statements of changes in net assets.”

	Six months ended
	2/29/16
	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Value	Institutional Class Shares	Value
Delaware Tax-Free Pennsylvania Fund	13,144	—	$107,691	13,146	$107,691
	Year ended
	8/31/15
	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Value	Institutional Class Shares	Value
Delaware Tax-Free California Fund	33,790	—	$414,230	33,842	$414,230
Delaware Tax-Free Colorado Fund	—	6,337	72,603	6,369	72,603
Delaware Tax-Free Idaho Fund	2,800	—	32,191	2,804	32,191
Delaware Tax-Free Pennsylvania Fund	98,416	—	811,211	98,547	811,211

5. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $275,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 9, 2015.

On Nov. 9, 2015, each Fund, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.10%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 7, 2016.

The Fund had no amounts outstanding as of Feb. 29, 2016 or at any time during the period then ended.

Notes to financial statements

Delaware Investments® state tax-free funds

6. Geographic, Credit, and Market Risks

The Funds concentrate their investments in securities issued by each corresponding state’s municipalities. The Funds invest primarily in a specific state and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in U.S. territories and possessions such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands, and Guam whose bonds are also free of federal and individual state income taxes. The value of the Funds’ investments may be adversely affected by new legislation within the states or U.S. territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund. At Feb. 29, 2016, the percentages of each Fund’s net assets insured by bond insurers are listed below and these securities have been identified on the “Schedules of investments.”

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
8.88%	6.49%	10.90%	15.22%	2.17%	5.99%

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P), lower than Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Funds may invest in advanced refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Boards have delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities held by the Funds have been identified on the “Schedules of investments.”

7. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

8. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share.” The amendments in this update are effective for the Funds for fiscal years beginning after Dec. 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at NAV per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statement disclosures.

9. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Feb. 29, 2016 that would require recognition or disclosure in the Funds’ financial statements.

About the organization

Board of trustees
Shawn K. Lytle	Ann D. Borowiec	John A. Fry	Frances A.
President and	Former Chief Executive	President	Sevilla-Sacasa
Chief Executive Officer	Officer	Drexel University	Chief Executive Officer
Delaware Investments®	Private Wealth Management	Philadelphia, PA	Banco Itaú
Family of Funds Philadelphia, PA	J.P. Morgan Chase & Co. New York, NY	Lucinda S. Landreth Former Chief Investment Officer	International Miami, FL
Thomas L. Bennett	Joseph W. Chow		Thomas K. Whitford
Chairman of the Board	Former Executive Vice	Assurant, Inc.	Former Vice Chairman
Delaware Investments	President	New York, NY	PNC Financial Services Group
Family of Funds	State Street Corporation		Pittsburgh, PA
Private Investor	Boston, MA		Janet L. Yeomans Former Vice President and Treasurer 3M Corporation St. Paul, MN
Rosemont, PA

Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Investments	Delaware Investments
Delaware Investments	Family of Funds	Family of Funds
Family of Funds	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Forms N-Q are available without charge on the Funds’ website at delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

       Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: VOYAGEUR MUTUAL FUNDS

/s/ SHAWN LYTLE
By:	Shawn Lytle
Title:	President and Chief Executive Officer
Date:	May 3, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN LYTLE
By:	Shawn Lytle
Title:	President and Chief Executive Officer
Date:	May 3, 2016

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	May 3, 2016